UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23333

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Cliffwater Corporate Lending Fund
(Exact name of registrant as specified in charter)

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c/o UMB Fund Services, Inc.
235 West Galena Street
Milwaukee, WI 53212
Registrant’s telephone number, including area code: (414) 299-2000

Terrance P. Gallagher
235 West Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

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Date of fiscal year end: March 31

Date of reporting period: March 31, 2023

Item 1.       Report to Shareholders

CLIFFWATER CORPORATE LENDING FUND

Annual Report

For the Year Ended March 31, 2023

Cliffwater Corporate Lending Fund
Table of Contents For the Year Ended March 31, 2023

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

www.cliffwaterfunds.com

Cliffwater Corporate Lending Fund
Letter to Shareholders March 31, 2023 (Unaudited)

To our shareholders:

We recently completed three and three-quarter years of operation and want to thank you for the continued trust you have placed in us. Performance has been consistently strong relative to our objective.

The Cliffwater Corporate Lending Fund (the “Fund”) produced a net 8.15% annualized return from its June 5, 2019 inception, through March 31, 2023. This compares to a 3.59% annualized return for the Morningstar LSTA US Leveraged Loan Index. The Fund also reported relatively consistent monthly returns. Its annualized standard deviation measured 2.08% for the same period compared to 8.02% for the Morningstar LSTA US Leveraged Loan Index.

The Fund experienced strong investor inflows over the trailing year, with net-asset-value growing from $6.7 billion on March 31, 2022, to $11.1 billion on March 31, 2023. This asset growth has been supported by significant investment in personnel and technology to grow our platform and the onboarding of additional strategic lending partners to access high quality senior corporate loans. Factors materially affecting the Fund’s performance during the most recently completed quarter include a high current cash yield, and few realized losses.

We remain confident in the Fund’s continued performance despite the uncertain economic environments brought by inflation and the Fed’s increase in interest rates. The Fund’s 10.6% net current yield remains attractive, and we believe that the floating rate nature of our loans should continue to react favorably in a rising interest rate economy.

We again sincerely thank you for your support.

Regards,

Stephen L. Nesbitt

Chief Investment Officer

Cliffwater LLC

The performance data shown represents past performance which does not guarantee future results. It is net of all fees. Current performance may be lower or higher than the performance quoted. All performance shown assumes reinvestment of dividends.

Cliffwater Corporate Lending Fund
Letter to Shareholders March 31, 2023 (Unaudited) (Continued)

Important Disclosures

The Fund’s investment program is speculative and entails substantial risks. There can be no assurance that the Fund’s investment objectives will be achieved or that its investment program will be successful. Investors should consider the Fund as a supplement to an overall investment program and should invest only if they are willing to undertake the risks involved. Investors could lose some or all of their investment.

Shares are an illiquid investment.

We do not intend to list the Fund’s shares (“Shares”) on any securities exchange and we do not expect a secondary market in the Shares to develop.

You should generally not expect to be able to sell your Shares (other than through the limited repurchase process), regardless of how we perform.

Although we are required to implement a Share repurchase program, only a limited number of Shares will be eligible for repurchase by us.

You should consider that you may not have access to the money you invest for an indefinite period of time.

An investment in the Shares is not suitable for you if you have foreseeable need to access the money you invest.

Because you will be unable to sell your Shares or have them repurchased immediately, you will find it difficult to reduce your exposure on a timely basis during a market downturn.

The Fund is a non-diversified management investment company and may be more susceptible to any single economic or regulatory occurrence than a diversified investment company. Cybersecurity risks have significantly increased in recent years and the Fund could suffer such losses in the future. One of the fundamental risks associated with the Fund’s investments is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments).

Cliffwater Corporate Lending Fund
Fund Performance March 31, 2023 (Unaudited)

This graph compares a hypothetical $10,000,000 investment in the Fund’s Class I Shares with a similar investment in the Morningstar LSTA US Leveraged Loans Index and Bloomberg US Aggregate Index. These indices do not serve as benchmarks for the Fund and are shown for illustrative purposes only. The Fund does not have a designated performance benchmark. Results include the reinvestment of all dividends and capital gains. These indices do not reflect expenses, fees, or sales charges, which would lower performance.

The Morningstar LSTA US Leveraged Loans Index (previously named S&P LSTA Leveraged Loans Index) is designed to deliver comprehensive, precise coverage of the US leveraged loan market. The Morningstar LSTA US Leveraged Loans Index is a market value weighted index tracking institutional leveraged loans in the United States based upon market weightings, spreads and interest payment, including Term Loan A, Term Loan B and Second Lien tranches. The Morningstar LSTA US Leveraged Loans Index is unmanaged and it is not available for investment.

The Bloomberg US Aggregate Index is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States. The index is unmanaged and it is not available for investment.

Average Annual Total Returns as of March 31, 2023	1 Year	3 Year	Since Inception
Cliffwater Corporate Lending Fund (Inception Date June 5, 2019)	7.06%	9.94%	8.15%
Morningstar LSTA US Leveraged Loans Index	2.54%	8.52%	3.59%
Bloomberg US Aggregate Index	-4.78%	-2.77%	-0.46%

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. The most recent quarter end performance may be obtained by calling 1 (888) 442-4420.

Effective March 6, 2023, the Fund terminated the Expense Limitation and Reimbursement Agreement. Prior to March 6, 2023, the Fund had entered into an expense limitation agreement that limits the Fund’s annualized ordinary fund-wide operating expenses to 2.25% through March 6, 2023 (the “Waiver”). Ordinary fund-wide operating expenses exclude any taxes, fees and interest payments on borrowed funds, distribution and servicing fees, brokerage and distribution costs and expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary or non-routine expenses, such as litigation expenses. Ordinary fund-wide operating expenses include, for the voidance of doubt, the Investment Management Fee and the Fund’s start-up, offering and organizational expenses. The performance quoted above reflects the Waiver in effect and would have been lower in its absence.

For the Fund’s current expense ratios, please refer to the Financial Highlights Section of this report.

Returns reflect the reinvestment of distributions made by the Fund, if any. The graph and the performance table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Cliffwater Corporate Lending Fund
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Cliffwater Corporate Lending Fund

Opinion on the Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedules of investments, swap contracts and forward foreign currency exchange contracts, of Cliffwater Corporate Lending Fund (the “Fund”) as of March 31, 2023, the related consolidated statements of operations, cash flows, and changes in net assets, the related notes, and the consolidated financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, the results of its operations, its cash flows, the changes in net assets, and the financial highlights for each of the periods indicated below, in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Consolidated Statement of Operations	Consolidated Statement of Cash Flows	Consolidated Statements of Changes in Net Assets	Consolidated Financial Highlights
Cliffwater Corporate Lending Fund	For the year ended March 31, 2023		For the year ended March 31, 2023, for the period January 1, 2022 through March 31, 2022 and for the year ended December 31, 2021

For the year ended March 31, 2023, for the period January 1, 2022 through March 31, 2022, for the years ended December 31, 2021, and 2020, and for the period March 6, 2019 (commencement of operations) through December 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian, brokers, agent banks, and underlying fund administrators or managers; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2019.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
June 7, 2023

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023
Principal Amount		Value
	SENIOR SECURED LOANS — 84.8%
	COMMUNICATIONS — 2.5%
$2,917,500	1236904 B.C. Ltd. First Lien Term Loan, 10.340% (LIBOR+550 basis points), 3/4/2027[1,2,3,4]	$2,826,404
24,680,398	AG-Twin Brook Communication Services First Lien Term Loan, 11.152% (SOFR+600 basis points), 10/1/2024[2,3,4,5]	24,580,657
	Aspen Opco, LLC
2,840,909	Revolver, 0.500%, 12/1/2027[2,4,6]	2,774,974
21,875,000	First Lien Term Loan, 10.771% (LIBOR+550 basis points), 12/1/2027[2,3,4]	21,367,298
4,962,312	BrightSign
	First Lien Term Loan, 10.909% (LIBOR+575 basis points), 10/14/2027[2,3,4]	4,837,197
	CM Acquisitions Holdings, Inc.
810,971	Incremental Term Loan, 9.798% (SOFR+490 basis points), 5/6/2025[2,3,4]	775,899
2,600,593	First Lien Term Loan, 9.798% (SOFR+490 basis points), 5/6/2025[2,3,4]	2,488,128
298,125	Delayed Draw, 9.799% (SOFR+490 basis points), 5/6/2025[2,3,4]	285,233
GBP 1,772,638	CSL DualCom Ltd. First Lien Term Loan, 9.709% (LIBOR+553 basis points), 9/25/2027[2,3,4,7]	2,151,404
10,000,000	EP Purchaser, LLC Second Lien Term Loan, 11.659% (LIBOR+650 basis points), 11/4/2029[2,3,4]	9,583,985
	Fingerpaint Marketing, Inc.
1,209,677	Revolver, 0.500%, 12/30/2026[2,4,6]	1,163,423
2,335,714	Delayed Draw, 1.000%, 12/30/2026[2,4,6]	2,293,968
5,961,682	Delayed Draw, 11.409% (LIBOR+625 basis points), 12/30/2026[2,3,4]	5,733,726
8,058,140	First Lien Term Loan, 11.409% (LIBOR+625 basis points), 12/30/2026[2,3,4]	7,750,022
3,379,331	First Lien Term Loan, 11.627% (LIBOR+625 basis points), 12/30/2026[2,3,4]	3,318,932
2,633,891	Delayed Draw, 11.749% (LIBOR+625 basis points), 12/30/2026[2,3,4]	2,586,815
470,430	Revolver, 13.250% (LIBOR+625 basis points), 12/30/2026[2,3,4]	452,442
12,250,564	FuseFX, LLC First Lien Term Loan, 11.152% (SOFR+600 basis points), 10/1/2024[2,3,4,5]	12,201,519
15,000,000	HH Global Finance Limited First Lien Term Loan, 11.411% (LIBOR+600 basis points), 2/25/2027[2,3,4,5]	13,622,474
	HPS Telecommunications
9,725,000	First Lien Term Loan, 11.159% (LIBOR+600 basis points), 5/30/2025[2,3,4,5]	9,394,271
10,000,000	First Lien Term Loan, 10.617% (LIBOR+600 basis points), 7/23/2026[2,3,4,5]	9,971,021
	Iconic Purchaser Corporation
1,025,641	Revolver, 0.500%, 11/5/2027[2,4,6]	1,006,358
512,821	Revolver, 9.959% (LIBOR+525 basis points), 11/5/2027[2,3,4]	503,179
18,230,769	First Lien Term Loan, 10.090% (LIBOR+525 basis points), 11/5/2028[2,3,4]	17,858,787
9,707,143	KeyImpact Holdings, Inc. First Lien Term Loan, 9.565% (LIBOR+475 basis points), 6/21/2026[2,3,4]	9,506,160
2,000,000	Lifesize Second Lien Term Loan, 12.834% (LIBOR+800 basis points), 3/2/2026[2,3,4]	621,000
	MBS Holdings, Inc.
1,271,186	Revolver, 0.500%, 4/6/2027[2,4,6]	1,232,132
13,488,559	First Lien Term Loan, 10.590% (LIBOR+575 basis points), 4/6/2027[2,3,4]	13,074,150

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	COMMUNICATIONS (Continued)
$12,371,145	MBS Services Holdings, LLC First Lien Term Loan, 13.334% PIK (LIBOR+700 basis points), 2/26/2026[2,3,4,8]	$12,123,722
	Mc Group Ventures Corporation
1,634,615	Delayed Draw, 1.000%, 6/30/2027[2,4,6]	1,608,141
15,115,385	First Lien Term Loan, 10.325% (LIBOR+550 basis points), 6/30/2027[2,3,4]	14,870,570
7,889,904	Delayed Draw, 10.325% (LIBOR+550 basis points), 6/30/2027[2,3,4]	7,762,116
	OneCare Media, LLC
1,333,333	Revolver, 0.500%, 9/29/2026[2,4,6]	1,306,395
9,381,366	First Lien Term Loan, 11.340% (LIBOR+650 basis points), 9/29/2026[2,3,4]	9,191,827
AUD 2,800,000	Permaconn TopCo Pty, Ltd. First Lien Term Loan, 9.683% (BBSY+600 basis points), 12/8/2027[2,3,4,7]	1,805,717
	Royal Buyer, LLC
191,667	Revolver, 0.500%, 8/31/2028[2,4,6]	187,833
471,250	Delayed Draw, 1.000%, 8/31/2028[2,4,6]	466,538
58,333	Revolver, 10.399% (SOFR+600 basis points), 8/31/2028[2,3,4]	57,167
2,493,750	First Lien Term Loan, 10.399% (SOFR+600 basis points), 8/31/2028[2,3,4]	2,443,875
28,750	Delayed Draw, 10.874% (SOFR+600 basis points), 8/31/2028[2,3,4]	28,463
11,970,000	TA TT Buyer First Lien Term Loan, 9.899% (SOFR+500 basis points), 4/1/2029[2,3]	11,760,525
	Trunk Acquisition, Inc.
2,500,000	Revolver, 0.500%, 2/19/2026[2,4,6]	2,404,408
1,193,049	Revolver, 0.500%, 2/19/2026[2,4,5,6]	1,147,431
22,243,057	First Lien Term Loan, 10.659% (LIBOR+550 basis points), 2/19/2027[2,3,4]	21,392,553
		272,518,839
	CONSUMER DISCRETIONARY — 7.3%
	A1 Garage Equity, LLC
1,515,152	Revolver, 0.500%, 12/22/2028[2,4,6]	1,472,172
3,143,561	Delayed Draw, 1.000%, 12/22/2028[2,4,6]	3,093,435
1,020,548	Delayed Draw, 11.124% (SOFR+650 basis points), 12/22/2028[2,3,4]	1,004,275
9,294,886	First Lien Term Loan, 11.498% (SOFR+650 basis points), 12/22/2028[2,3,4]	9,031,223
	ADS Buyer, Inc.
11,556,049	First Lien Term Loan, 10.298% (SOFR+525 basis points), 12/30/2027[2,3,4]	11,287,841
6,475,590	First Lien Term Loan, 10.298% (SOFR+525 basis points), 12/30/2027[2,3,4]	6,325,296
	AG-Twin Brook Consumer Discretionary
24,651,888	First Lien Term Loan, 12.043% (SOFR+675 basis points), 2/14/2024[2,3,4,5]	24,371,163
9,775,302	First Lien Term Loan, 11.660% (SOFR+650 basis points), 4/22/2026[2,3,4,5]	9,745,269
19,739,515	First Lien Term Loan, 11.660% (SOFR+650 basis points), 4/22/2026[2,3,4,5]	19,678,869
14,850,000	First Lien Term Loan, 10.660% (SOFR+550 basis points), 11/30/2026[2,3,4,5]	14,806,966
23,824,333	First Lien Term Loan, 10.659% (LIBOR+550 basis points), 12/14/2027[2,3,4,5]	23,622,386

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Archimede
EUR 8,500,000	First Lien Term Loan, 8.265% (EURIBOR+525 basis points), 10/17/2027[2,3,4,7]	$8,893,324
EUR 1,500,000	Delayed Draw, 8.265% (EURIBOR+525 basis points), 10/27/2027[2,3,4,7]	1,569,410
EUR 7,800,000	First Lien Term Loan, 8.265% (EURIBOR+525 basis points), 10/27/2027[2,3,4,7]	8,160,933
$10,766,498	Astro Acquisition, LLC First Lien Term Loan, 10.663% (LIBOR+550 basis points), 9/15/2028[2,3,4,5]	8,206,196
	Auveco Holdings, Inc.
986,842	Revolver, 0.500%, 5/5/2028[2,4,6]	951,580
1,973,684	Delayed Draw, 1.000%, 5/5/2028[2,4,6]	1,903,160
328,947	Revolver, 10.291% (SOFR+575 basis points), 5/5/2028[2,3,4]	317,193
9,141,447	First Lien Term Loan, 10.291% (SOFR+575 basis points), 5/5/2028[2,3,4]	8,814,803
	Bendon
1,800,000	Revolver, 0.750%, 12/11/2025[2,4,6]	1,722,157
11,848,858	First Lien Term Loan, 12.548% (LIBOR+750 basis points), 12/11/2025[2,3,4]	11,336,443
2,943,844	Chop’t Creative Salad Company LLC First Lien Term Loan, 12.090% (LIBOR+725 basis points), 1/22/2025[2,3,4,5]	2,961,474
	Club Car Wash
2,142,334	Delayed Draw, 1.000%, 6/16/2027[2,4,6]	2,078,064
2,844,423	Delayed Draw, 8.972% (SOFR+650 basis points), 6/16/2027[2,3,4]	2,759,090
	Denali Midco 2 LLC
4,300,000	Delayed Draw, 1.000%, 12/22/2027[2,4,6]	4,165,657
3,196,250	Delayed Draw, 11.407% (SOFR+650 basis points), 12/22/2027[2,3,4]	3,096,391
7,462,500	First Lien Term Loan, 11.407% (SOFR+650 basis points), 12/22/2027[2,3,4]	7,229,352
	Evergreen Acqco 1 LP
10,908,961	First Lien Term Loan, 10.660% (LIBOR+550 basis points), 3/26/2028[2,3]	10,472,602
	FQSR, LLC
3,875,488	Delayed Draw, 1.000% PIK, 5/26/2027[2,4,6,8]	3,659,356
2,210,205	Delayed Draw, 11.616% PIK (LIBOR+650 basis points), 5/26/2027[2,3,4,8]	2,086,945
	Gateway US Holdings, Inc.
409,091	Revolver, 0.500%, 9/22/2024[2,4,6]	397,763
191,424	Delayed Draw, 1.000%, 9/22/2024[2,4,6]	186,124
800,000	Delayed Draw, 1.000%, 9/22/2026[2,4,6]	777,849
6,166,593	Delayed Draw, 11.548% (SOFR+650 basis points), 9/22/2026[2,3,4]	5,995,844
500,000	Revolver, 11.548% (SOFR+650 basis points), 9/22/2026[2,3,4]	486,155
23,756,818	First Lien Term Loan, 11.548% (SOFR+650 basis points), 9/22/2026[2,3,4]	23,099,008
29,696,203	GSM Acquisition Corp. First Lien Term Loan, 10.160% (SOFR+500 basis points), 11/16/2026[2,3,4]	29,319,359
	GSV Holding, LLC
33,327,505	Delayed Draw, 10.548% (LIBOR+550 basis points), 4/3/2028[2,3,4]	32,637,470
16,535,262	Delayed Draw, 1.000%, 4/30/2028[2,4,6]	16,192,905
17,000,000	Harbor Purchaser, Inc. First Lien Term Loan, 13.307% (SOFR+850 basis points), 4/7/2030[2,3,4,5]	16,492,404

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	HPS Consumer Discretionary
$4,056,795	First Lien Term Loan, 13.159% PIK (LIBOR+800 basis points), 10/31/2024[2,3,4,5,8]	$3,666,361
5,118,325	First Lien Term Loan, 10.635% (LIBOR+600 basis points), 6/27/2025[2,3,4,5]	4,935,303
15,385,685	First Lien Term Loan, 11.557% (LIBOR+675 basis points), 7/26/2026[2,3,4,5]	14,499,976
	HS Spa Holdings, Inc.
311,429	Revolver, 0.500%, 6/2/2028[2,4,6]	303,608
2,163,650	First Lien Term Loan, 10.445% (SOFR+575 basis points), 6/2/2029[2,3,4]	2,106,714
7,103,998	Hudson’s Bay Company First Lien Term Loan, 12.296% (LIBOR+733 basis points), 9/30/2026[2,3,4,5]	7,007,512
13,968,181	HY Cite Enterprises LLC First Lien Term Loan, 13.030% (LIBOR+800 basis points), 11/1/2026[2,3,4]	13,532,040
14,606,996	Ingenio, LLC First Lien Term Loan, 12.056% (LIBOR+700 basis points), 8/3/2026[2,3,4,5]	14,136,275
	Innovetive Petcare, LLC
587,633	Delayed Draw, 1.000%, 12/2/2026[2,4,6]	579,881
1,350,118	Delayed Draw, 9.778% (LIBOR+500 basis points), 12/2/2026[2,3,4,5]	1,332,309
	KBP Investments LLC
3,444,691	Delayed Draw, 1.000% PIK, 5/26/2027[2,4,6,8]	3,252,584
23,992,297	Delayed Draw, 11.616% PIK (LIBOR+650 basis points), 5/26/2027[2,3,4,5,8]	22,654,272
13,509,812	Leonard Group, Inc. First Lien Term Loan, 11.342% (SOFR+650 basis points), 2/26/2026[2,3,4]	13,442,352
8,650,296	Mammoth Holdings, LLC First Lien Term Loan, 11.354% (SOFR+650 basis points), 10/16/2024[2,3,4]	8,625,228
	Margaritaville Enterprises LLC
312,500	Revolver, 0.500%, 6/17/2027[2,4,6]	301,886
5,108,297	Delayed Draw, 1.000%, 6/17/2027[2,4,6]	4,934,793
10,620,148	First Lien Term Loan, 9.650% (SOFR+475 basis points), 6/17/2027[2,3,4]	10,259,434
EUR 5,769,231	NKD Group GmbH First Lien Term Loan, 11.015% (EURIBOR+800 basis points), 3/23/2026[2,3,4,7]	6,154,810
	NL1 Acquire Corp.
CAD 369,740	Revolver, 0.500%, 5/26/2026[2,4,6,7]	262,870
CAD 960,260	Revolver, 10.520% (CDOR+550 basis points), 5/26/2026[2,3,4,7]	682,706
CAD 1,930,959	Delayed Draw, 1.000%, 5/26/2028[2,4,7]	1,372,833
1,182,780	Delayed Draw, 1.000%, 5/26/2028[2,4,6]	1,076,529
CAD 1,939,218	Delayed Draw, 10.520% (CDOR+550 basis points), 5/26/2028[2,3,4,7]	1,378,705
CAD 9,633,300	First Lien Term Loan, 10.520% (CDOR+550 basis points), 5/26/2028[2,3,4,7]	6,848,885
235,155	Delayed Draw, 10.659% (LIBOR+550 basis points), 5/26/2028[2,3,4]	214,030
2,079,000	First Lien Term Loan, 10.659% (LIBOR+550 basis points), 5/26/2028[2,3,4]	1,892,241
29,656,571	Owl Rock Consumer Discretionary First Lien Term Loan, 10.548% (SOFR+550 basis points), 3/26/2026[2,3,4,5]	28,968,265
6,137,868	Penney Borrower LLC First Lien Term Loan, 11.805% (LIBOR+714 basis points), 12/16/2026[2,3,4,5]	6,095,640

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	POY Holdings, LLC
$2,406,511	Revolver, 0.500%, 11/17/2027[2,4,6]	$2,350,658
989,658	Delayed Draw, 1.000%, 11/17/2027[2,4,6]	966,689
911,247	Delayed Draw, 10.230% (LIBOR+550 basis points), 11/17/2027[2,3,4]	890,097
19,218,397	First Lien Term Loan, 10.548% (LIBOR+550 basis points), 11/17/2027[2,3,4]	18,772,353
1,477,132	Quality Automotive Services, LLC Revolver, 0.500%, 7/16/2027[2,4,5]	1,398,454
	Race Winning Brands, Inc.
1,305,774	Revolver, 0.500%, 11/16/2027[2,4,6]	1,262,386
1,819,226	Revolver, 10.090% (LIBOR+525 basis points), 11/16/2027[2,3,4]	1,758,778
26,187,857	First Lien Term Loan, 10.090% (LIBOR+525 basis points), 11/16/2027[2,3,4]	25,317,698
9,038,081	First Lien Term Loan, 10.090% (LIBOR+525 basis points), 11/16/2027[2,3,4,5]	8,737,768
1,939,850	RCS Consumer Discretionary First Lien Term Loan, 10.710% (SOFR+625 basis points), 6/6/2025[2,3,4,5]	1,909,403
	RefrigiWear, LLC
1,506,389	First Lien Term Loan, 9.615% (SOFR+475 basis points), 11/2/2027[2,3,4]	1,463,881
2,601,896	Revolver, 0.500%, 11/2/2027[2,4,6]	2,528,474
15,501,878	First Lien Term Loan, 9.615% (SOFR+475 basis points), 11/2/2027[2,3,4]	15,064,439
	Regent Holding Company, LLC
1,409,774	Revolver, 0.500%, 2/25/2026[2,4,6]	1,365,756
11,495,301	First Lien Term Loan, 12.590% (LIBOR+775 basis points), 2/25/2026[1,2,3,4,9,10]	11,136,372
1,409,774	Revolver, 12.590% (LIBOR+775 basis points), 2/25/2026[2,3,4]	1,365,756
1,099,624	First Lien Term Loan, 12.590% (LIBOR+775 basis points), 2/26/2026[2,3,4]	1,065,290
	Showtime Acquisition, L.L.C
203,148	Delayed Draw, 1.000%, 2/6/2028[2,4,6]	199,580
3,555,094	First Lien Term Loan, 12.197% (SOFR+750 basis points), 8/7/2028[2,3,4]	3,439,466
	Spanx, LLC
8,548,279	Revolver, 0.500%, 11/18/2027[2,4,6]	8,142,290
71,845,104	First Lien Term Loan, 9.885% (LIBOR+550 basis points), 11/18/2028[2,3,4]	68,039,152
3,548,342	Revolver, 10.095% (LIBOR+525 basis points), 11/18/2027[2,3,4]	3,379,818
	Speedstar Holding Corporation
1,320,828	First Lien Term Loan, 12.161% (SOFR+725 basis points), 1/22/2027[2,3,4]	1,277,624
310,345	Delayed Draw, 12.306% (SOFR+725 basis points), 1/22/2027[2,3,4]	300,194
	Spotless Brands, LLC
200,000	Revolver, 0.500%, 6/21/2028[2,4,6]	196,000
50,000	Revolver, 11.000% (SOFR+665 basis points), 6/21/2028[2,3,4]	49,000
7,565,386	First Lien Term Loan, 11.310% (SOFR+665 basis points), 6/21/2028[2,3,4]	7,414,078
2,700,358	Delayed Draw, 11.340% (SOFR+660 basis points), 6/21/2028[2,3,4]	2,673,354
7,470,670	Delayed Draw, 1.000%, 7/25/2028[2,4,6]	7,358,610
4,980,447	First Lien Term Loan, 11.520% (SOFR+665 basis points), 7/25/2028[2,3,4]	4,880,838

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Stanton Carpet Corp.
$1,189,468	Revolver, 0.500%, 10/1/2026[2,4,6]	$1,152,924
9,210,536	First Lien Term Loan, 10.159% (LIBOR+500 basis points), 10/1/2027[2,3,4]	8,927,560
303,719	First Lien Term Loan, 10.159% (SOFR+500 basis points), 10/1/2027[2,3,4]	294,388
	Summit Buyer, L.L.C.
1,382,979	Revolver, 0.500%, 1/14/2026[2,4,6]	1,341,182
1,898,298	Delayed Draw, 1.000%, 1/14/2026[2,4,6]	1,840,927
3,270,591	Delayed Draw, 1.000%, 1/14/2026[2,4,6]	3,171,747
16,559,162	Delayed Draw, 10.741% (LIBOR+585 basis points), 1/14/2026[2,3,4]	16,058,710
14,811,923	First Lien Term Loan, 10.741% (LIBOR+585 basis points), 1/14/2026[2,3,4]	14,364,276
10,000,000	Travel Leaders Group, LLC First Lien Term Loan, 13.392% (SOFR+850 basis points), 3/27/2028[2,3,4]	9,760,297
	Truck-Lite Co., LLC
218,406	First Lien Term Loan, 11.141% (SOFR+625 basis points), 12/13/2026[2,3,4]	208,085
9,897,959	First Lien Term Loan, 11.142% (SOFR+625 basis points), 12/13/2026[2,3,4]	9,430,248
8,000,000	Woof Holdings, Inc. Second Lien Term Loan, 12.004% (SOFR+725 basis points), 12/21/2028[1,2,3,4]	7,732,226
7,444,223	Zips Car Wash, LLC First Lien Term Loan, 11.079% (SOFR+725 basis points), 3/1/2024[2,3,4]	7,295,339
		807,208,113
	CONSUMER STAPLES — 0.9%
1,555,383	AmerCareRoyal, LLC First Lien Term Loan, 11.350% (SOFR+650 basis points), 11/25/2025[2,3,4]	1,542,091
13,847,069	BCPE North Star US Holdings Co. First Lien Term Loan, 9.159% (LIBOR+400 basis points), 6/10/2028[2,3]	12,747,958
3,486,509	C.P. Converters, Inc. First Lien Term Loan, 11.254% (SOFR+650 basis points), 6/18/2023[2,3,4]	3,476,405
	JTM Foods, LLC
386,122	Delayed Draw, 0.500%, 5/14/2027[2,4,6]	372,325
559,597	Revolver, 0.500%, 5/14/2027[2,4,6]	539,601
772,244	Delayed Draw, 9.980% (LIBOR+525 basis points), 5/14/2027[2,3,4]	744,650
1,119,194	Revolver, 10.122% (LIBOR+525 basis points), 5/14/2027[2,3,4]	1,079,203
7,606,603	First Lien Term Loan, 10.122% (LIBOR+525 basis points), 5/14/2027[2,3,4]	7,334,803
1,354,225	First Lien Term Loan, 10.409% (LIBOR+525 basis points), 5/14/2027[2,3,4]	1,305,836
	LJ Perimeter Buyer, Inc.
2,964,579	Delayed Draw, 1.000%, 10/31/2028[2,4,6]	2,920,111
2,106,177	Delayed Draw, 1.000%, 10/31/2028[2,4,6]	2,079,527
109,013	Delayed Draw, 7.500% (SOFR+650 basis points), 10/31/2028[2,3,4]	107,633
18,203,189	First Lien Term Loan, 11.326% (SOFR+650 basis points), 10/31/2028[2,3,4]	17,675,082

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	CONSUMER STAPLES (Continued)
	Nellson Nutraceutical, Inc.
$14,970,376	First Lien Term Loan, 10.493% (SOFR+575 basis points), 12/23/2025[2,3,4]	$14,545,720
	Purfoods, LLC
4,387,500	First Lien Term Loan, 11.114% (LIBOR+625 basis points), 8/12/2026[2,3,4]	4,329,625
2,964,494	Delayed Draw, 11.119% (LIBOR+625 basis points), 8/12/2026[2,3,4]	2,925,389
	RB Holdings Interco, LLC
230,847	Revolver, 0.500%, 5/4/2028[2,4,6]	222,598
2,770,160	Delayed Draw, 1.000%, 5/4/2028[2,4,5,6]	2,685,052
1,154,234	Revolver, 9.782% (SOFR+500 basis points), 5/4/2028[2,3,4,5]	1,112,990
5,026,742	Specialty Ingredients, LLC First Lien Term Loan, 10.998% (SOFR+600 basis points), 2/10/2029[2,3,4]	4,926,207
	SWK Buyer, Inc.
521,930	Revolver, 0.500%, 3/11/2029[2,4,6]	478,443
3,070,176	Delayed Draw, 1.000%, 3/11/2029[2,4,6]	2,814,370
706,140	Revolver, 10.099% (SOFR+525 basis points), 3/11/2029[2,3,4]	647,305
13,135,746	First Lien Term Loan, 10.739% (SOFR+525 basis points), 3/11/2029[2,3,4]	12,041,283
4,974,874	Woodland Foods, Inc. First Lien Term Loan, 10.806% (LIBOR+590 basis points), 12/1/2027[2,3,4]	4,470,658
		103,124,865
	ENERGY — 0.6%
3,429,266	Brock Holdings III, Inc. First Lien Term Loan, 12.690% (SOFR+800 basis points), 11/2/2025[2,3,4]	3,326,388
4,783,546	Drilling Info Holdings, Inc. Second Lien Term Loan, 13.090% (LIBOR+825 basis points), 7/30/2026[2,3,4]	4,681,045
12,501,869	Floating Infrastructure Holdings Finance LLC First Lien Term Loan, 10.748% (SOFR+575 basis points), 8/15/2027[2,3,4]	12,251,831
	Integrated Power Services
2,225,125	Revolver, 0.500%, 11/22/2027[2,4,5,6]	2,145,617
505,710	Revolver, 9.340% (LIBOR+450 basis points), 11/22/2027[2,3,4,5]	487,640
	Island Energy Services
2,894,230	Delayed Draw, 1.000%, 1/13/2028[2,4,6]	2,804,632
2,592,403	First Lien Term Loan, 13.249% (INDEX SPREAD+825 basis points), 1/13/2028[2,3,4]	2,512,149
	Kene Acquisition, Inc.
9,975,000	First Lien Term Loan, 8.900% (LIBOR+425 basis points), 8/8/2026[2,3,4]	9,943,354
14,925,000	First Lien Term Loan, 9.409% (LIBOR+425 basis points), 8/8/2026[2,3,4]	14,877,650
	Service Compression, LLC
1,581,333	Delayed Draw, 0.500% PIK, 5/6/2027[2,4,6,8]	1,507,877
2,586,560	Delayed Draw, 14.907% PIK (SOFR+1,000 basis points), 5/6/2027[2,3,4,5,8]	2,466,410
13,085,446	First Lien Term Loan, 14.907% PIK (SOFR+1,000 basis points), 5/6/2027[2,3,4,5,8]	12,477,603
		69,482,196

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS — 11.6%
	1364720 B.C. LTD
CAD 2,000,000	Revolver, 0.500%, 9/9/2028[2,4,6,7]	$1,467,730
CAD 5,000,000	Delayed Draw, 1.000%, 9/9/2028[2,4,6,7]	3,687,856
CAD 11,471,250	First Lien Term Loan, 9.528% (SOFR+450 basis points), 9/9/2028[2,3,4,7]	8,418,347
	Adenza Group, Inc.
$731,098	Revolver, 0.500%, 12/3/2025[2,4,6]	721,455
713,267	Delayed Draw, 1.000%, 12/3/2027[2,4,6]	711,004
10,862,161	First Lien Term Loan, 10.590% (LIBOR+575 basis points), 12/3/2027[2,3,4]	10,718,880
	Alera Group Holdings, Inc.
510,853	Delayed Draw, 1.000%, 9/30/2028[2,4,6]	500,636
1,012,500	Delayed Draw, 1.000%, 9/30/2028[2,4,6]	989,594
2,003,316	Delayed Draw, 10.687% (SOFR+650 basis points), 9/30/2028[2,3,4]	1,963,249
24,818,016	Delayed Draw, 10.907% (SOFR+600 basis points), 9/30/2028[2,3,4]	23,931,214
24,811,083	First Lien Term Loan, 10.907% (SOFR+600 basis points), 9/30/2028[2,3,4]	23,924,529
3,742,558	First Lien Term Loan, 11.407% (SOFR+650 basis points), 9/30/2028[2,3,4]	3,661,182
3,970,531	Delayed Draw, 11.407% (SOFR+650 basis points), 9/30/2028[2,3,4]	3,880,705
	Amba Buyer, Inc.
14,257,915	Delayed Draw, 1.000%, 7/30/2027[2,4,6]	13,784,159
12,350,919	First Lien Term Loan, 10.215% (SOFR+525 basis points), 7/30/2027[2,3,4]	11,878,659
	Amerilife Holdings LLC
2,454,545	Revolver, 0.500%, 8/31/2028[2,4,6]	2,354,544
1,636,364	Delayed Draw, 1.000%, 8/31/2029[2,4,6]	1,577,893
3,264,545	Delayed Draw, 10.150% (SOFR+575 basis points), 8/31/2029[2,3,4]	3,147,896
19,587,273	First Lien Term Loan, 10.879% (SOFR+575 basis points), 8/31/2029[2,3,4]	18,789,260
GBP 10,791,367	Apus Bidco Limited First Lien Term Loan, 9.707% (SONIA+578 basis points), 2/9/2028[2,3,4,7]	12,603,716
	AQ Sage Buyer, LLC
11,268,606	Delayed Draw, 10.696% (SOFR+575 basis points), 1/25/2027[2,3,4]	10,837,730
13,593,870	First Lien Term Loan, 10.792% (SOFR+575 basis points), 1/25/2027[2,3,4]	12,971,943
	AQ Sunshine, Inc.
200,000	Revolver, 0.500%, 4/15/2024[2,4,6]	193,354
1,883,333	Revolver, 11.409% (LIBOR+625 basis points), 4/15/2024[2,3,4]	1,820,755
22,698,021	Delayed Draw, 11.409% (LIBOR+625 basis points), 4/15/2025[2,3,4]	21,943,820
	CC SAG Acquisition Corp.
699,301	Revolver, 0.500%, 6/29/2027[2,4,6]	665,724
1,356,643	Delayed Draw, 1.000%, 6/29/2028[2,4,6]	1,291,505
3,864,292	Delayed Draw, 10.909% (LIBOR+575 basis points), 6/29/2028[2,3,4]	3,678,751
18,770,105	First Lien Term Loan, 10.909% (LIBOR+575 basis points), 6/29/2028[2,3,4]	17,868,871

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	Cerity Partners, LLC
$443,192	Revolver, 0.500%, 7/28/2029[2,4,6]	$412,926
17,500,000	Delayed Draw, 1.000%, 7/28/2029[2,4,6]	16,977,160
7,183,873	First Lien Term Loan, 11.291% (SOFR+650 basis points), 7/28/2029[2,3,4]	6,693,273
12,500,000	First Lien Term Loan, 11.541% (SOFR+650 basis points), 7/28/2029[2,3,4]	12,126,543
	CFGI Holdings, LLC
1,751,825	Revolver, 0.500%, 11/2/2027[2,4,6]	1,698,003
2,189,781	Delayed Draw, 1.000%, 11/2/2027[2,4,6]	2,138,958
15,897,810	First Lien Term Loan, 10.157% (LIBOR+525 basis points), 11/2/2027[2,3,4]	15,409,382
	Cherry Bekaert Advisory LLC
1,661,392	Revolver, 0.500%, 6/30/2028[2,4,6]	1,626,994
712,025	Revolver, 10.307% (SOFR+550 basis points), 6/30/2028[2,3,4,5]	697,283
	Credit Connection, LLC
9,689,500	First Lien Term Loan, 10.909% (LIBOR+575 basis points), 7/30/2026[2,3,4]	9,611,056
600,000	Revolver, 0.500%, 7/30/2026[2,4,6]	595,142
9,080,098	Cresset Asset Management, LLC First Lien Term Loan, 12.398% PIK (SOFR+750 basis points), 4/20/2025[2,3,4,8]	8,979,972
EUR 627,356	Dreamstart BidCo First Lien Term Loan, 9.290% (EURIBOR+600 basis points), 3/30/2027[2,3,4,7]	662,520
	EdgeCo Buyer, Inc.
10,000,000	Delayed Draw, 1.000%, 6/30/2023[2,4,6]	9,685,757
2,475,000	First Lien Term Loan, 9.715% (SOFR+475 basis points), 9/29/2023[2,3,4]	2,397,225
11,969,925	Eisner Advisory Group LLC First Lien Term Loan, 9.982% (SOFR+525 basis points), 2/22/2030[2,3,4]	11,509,005
	EP Wealth Advisors, LLC
8,640,000	Delayed Draw, 1.000%, 9/4/2026[2,4,6]	8,525,494
3,960,000	Delayed Draw, 10.728% (SOFR+575 basis points), 9/4/2026[2,3,4]	3,907,518
5,386,500	First Lien Term Loan, 10.798% (SOFR+575 basis points), 9/4/2026[2,3,4]	5,234,172
	Exegy, Inc.
10,779,645	First Lien Term Loan, 10.907% (LIBOR+600 basis points), 5/17/2026[2,3,4]	10,466,821
	Foundation Risk Partners, Corp.
5,090,909	Delayed Draw, 1.000%, 10/29/2028[2,4,6]	5,004,458
4,772,727	Delayed Draw, 1.000%, 10/29/2028[2,4,6]	4,691,679
21,136,364	First Lien Term Loan, 11.748% (SOFR+675 basis points), 10/29/2028[2,3,4]	20,461,029
	Galway Borrower, LLC
127,566	Delayed Draw, 1.000%, 9/30/2023[2,4,6]	122,369
545,223	Revolver, 0.500%, 9/30/2027[2,4,6]	523,010
576,059	Revolver, 0.500%, 9/30/2027[2,4,6]	552,589
690,616	Revolver, 0.500%, 9/30/2027[2,4,6]	662,479
293,856	Revolver, 0.500%, 9/30/2027[2,4,6]	281,884

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$149,329	Revolver, 10.413% (SOFR+525 basis points), 9/30/2027[2,3,4]	$143,245
238,257	Revolver, 10.413% (SOFR+525 basis points), 9/30/2027[2,3,4]	228,550
189,150	Revolver, 10.413% (SOFR+525 basis points), 9/30/2027[2,3,4]	181,443
261,395	Delayed Draw, 1.000%, 9/30/2028[2,4,6]	250,745
42,135,248	First Lien Term Loan, 10.409% (SOFR+525 basis points), 9/30/2028[2,3,4]	40,418,601
EUR 8,500,000	Groupe Premium First Lien Term Loan, 8.002% (EURIBOR+25 basis points), 6/8/2028[2,3,4,7]	9,191,376
	Helibron Midco B.V.
EUR 322,466	First Lien Term Loan, 7.698% (EURIBOR+500 basis points), 9/17/2026[2,3,4,7]	334,234
EUR 14,409,908	First Lien Term Loan, 7.698% (EURIBOR+500 basis points), 9/18/2026[2,3,4,7]	14,935,799
EUR 26,551,148	HG Genesis 9 Sumoco Limited First Lien Term Loan, 9.948% PIK (EURIBOR+700 basis points), 3/3/2027[2,3,4,7,8]	28,563,991
	Higginbotham Insurance Agency, Inc.
5,357,500	Delayed Draw, 1.000%, 11/25/2026[2,4,6]	5,301,322
9,557,129	Delayed Draw, 1.000%, 11/25/2026[2,4,6]	9,456,914
9,611,435	Delayed Draw, 10.090% (LIBOR+525 basis points), 11/25/2026[2,3,4]	9,510,651
17,145,634	Delayed Draw, 10.090% (LIBOR+525 basis points), 11/25/2026[2,3,4,5]	16,965,846
18,112,780	First Lien Term Loan, 10.090% (LIBOR+525 basis points), 11/25/2026[2,3,4,5]	17,922,850
	HPS Financials
2,677,508	First Lien Term Loan, 12.159% (LIBOR+700 basis points), 6/29/2023[2,3,4,5]	2,706,877
EUR 3,570,450	First Lien Term Loan, 7.602% (EURIBOR+550 basis points), 9/30/2026[2,3,4,7]	3,860,865
GBP 4,517,888	First Lien Term Loan, 9.055% (SONIA+500 basis points), 9/30/2026[2,3,4,7]	5,557,359
	HPS Specialty Loan Fund V Feeder LP
116,250,000	First Lien Term Loan, 7.954%, 5/14/2031[2,4,11]	116,250,000
71,250,000	First Lien Term Loan, 7.954%, 5/14/2031[2,4,6]	71,250,000
EUR 3,700,000	iM Global Partner First Lien Term Loan, 8.515% (EURIBOR+550 basis points), 4/7/2028[2,3,4,7]	3,891,311
	Integrity Marketing Acquisition, LLC
1,477,496	Revolver, 0.500%, 8/27/2025[2,4,6]	1,362,990
2,927,367	Delayed Draw, 1.000%, 8/27/2025[2,4,6]	2,874,089
13,061,603	Delayed Draw, 10.911% (SOFR+602 basis points), 8/27/2025[2,3,4,5]	12,823,881
1,477,496	First Lien Term Loan, 11.391% (SOFR+650 basis points), 8/27/2025[2,3,4]	1,451,640
	J S Held, LLC
7,620,003	Delayed Draw, 1.000%, 7/1/2025[2,4,6]	7,581,324
45,344,635	First Lien Term Loan, 10.659% (LIBOR+550 basis points), 7/1/2025[2,3,4,5]	45,114,466
9,789,028	Delayed Draw, 10.230% (LIBOR+550 basis points), 7/1/2025[2,3,4,5]	9,739,339
8,767,395	First Lien Term Loan, 10.230% (LIBOR+550 basis points), 7/1/2025[2,3,4,5]	8,722,892
2,977,017	Delayed Draw, 10.319% (LIBOR+550 basis points), 7/1/2025[2,3,4,5]	2,961,906
	Kensington Private Equity Fund
6,800,000	Delayed Draw, 1.000%, 3/28/2026[2,4,5,6]	6,708,959
6,800,000	First Lien Term Loan, 11.900% PIK (SOFR+700 basis points), 3/28/2026[2,3,4,5,8]	6,708,959

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
	Keystone Agency Investors
$6,163,035	Delayed Draw, 1.000%, 5/3/2027[2,4,6]	$6,054,572
8,952,750	Delayed Draw, 10.798% (SOFR+575 basis points), 5/3/2027[2,3,4]	8,795,191
5,596,875	Delayed Draw, 10.798% (SOFR+575 basis points), 5/3/2027[2,3,4]	5,498,376
3,786,555	Delayed Draw, 10.798% (SOFR+575 basis points), 5/3/2027[2,3,4]	3,719,915
15,406,910	First Lien Term Loan, 10.798% (SOFR+575 basis points), 5/3/2027[2,3,4]	15,135,765
	KWOR Acquisition, Inc.
1,154,699	Revolver, 0.500%, 12/22/2027[2,4,6]	1,125,007
954,340	Revolver, 12.000% (LIBOR+525 basis points), 12/22/2027[2,3,4]	929,800
15,313,231	Delayed Draw, 1.000%, 12/22/2028[2,4,5,6]	15,072,883
15,109,154	First Lien Term Loan, 10.090% (LIBOR+525 basis points), 12/22/2028[2,3,4]	14,720,639
	Mclarens Midco, Inc.
580,838	Revolver, 0.500%, 12/19/2025[2,4,5,6]	567,357
2,904,188	Revolver, 10.514% (LIBOR+575 basis points), 12/19/2025[2,3,4,5]	2,836,784
	Oakbridge Insurance Agency LLC
343,966	Revolver, 0.500%, 12/31/2026[2,4,6]	333,019
12,008,621	Delayed Draw, 1.000%, 12/31/2026[2,4,6]	11,626,446
3,021,632	Delayed Draw, 10.657% (SOFR+575 basis points), 12/31/2026[2,3,4]	2,925,469
259,483	Revolver, 10.657% (SOFR+575 basis points), 12/31/2026[2,3,4]	251,225
1,792,241	First Lien Term Loan, 10.657% (SOFR+575 basis points), 12/31/2026[2,3,4]	1,735,203
	Patriot Growth Insurance Services, LLC
2,660,377	Revolver, 0.500%, 10/14/2028[2,4,6]	2,571,979
1,854,545	Delayed Draw, 1.000%, 10/14/2028[2,4,6]	1,820,793
24,830,120	Delayed Draw, 1.000%, 10/14/2028[2,4,6]	24,378,210
5,795,536	Delayed Draw, 10.401% (LIBOR+550 basis points), 10/14/2028[2,3,4]	5,690,057
24,703,138	First Lien Term Loan, 10.663% (LIBOR+550 basis points), 10/14/2028[2,3,4]	23,882,312
	Peter C. Foy & Associates Insurance Services, LLC
53,353,616	Delayed Draw, 11.124% (SOFR+600 basis points), 11/1/2028[2,3,4]	53,199,001
21,321,429	First Lien Term Loan, 11.124% (SOFR+600 basis points), 11/1/2028[2,3,4]	21,259,640
	Petrus Buyer, Inc.
1,923,077	Revolver, 0.500%, 10/17/2029[2,4,6]	1,869,747
5,494,505	Delayed Draw, 1.000%, 10/17/2029[2,4,6]	5,424,744
17,582,418	First Lien Term Loan, 10.699% (SOFR+650 basis points), 10/17/2029[2,3,4]	17,094,829
16,039,152	Retail Services Corporation First Lien Term Loan, 12.909% (LIBOR+775 basis points), 5/20/2025[2,3,4]	15,524,494
	Riveron Acquisition Holdings, Inc.
855,545	First Lien Term Loan, 8.001% (LIBOR+575 basis points), 5/22/2025[2,3,4]	853,066
7,926,061	First Lien Term Loan, 10.909% (LIBOR+575 basis points), 5/22/2025[2,3,4]	7,903,091
	RSC Acquisition, Inc.
48,299,149	First Lien Term Loan, 10.326% (SOFR+550 basis points), 10/30/2026[2,3,4,5]	46,452,345
2,641,633	Delayed Draw, 10.541% (SOFR+550 basis points), 10/30/2026[2,3,4,5]	2,540,626
3,330,549	Revolver, 0.500%, 11/1/2026[2,4,5,6]	3,203,199
16,289,385	First Lien Term Loan, 10.326% (SOFR+550 basis points), 11/1/2026[2,3,4]	15,666,532

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	FINANCIALS (Continued)
$5,360,000	Revolver, 10.683% (SOFR+550 basis points), 11/1/2026[2,3,4,5]	$5,155,050
1,414,737	Delayed Draw, 1.000%, 5/31/2029[2,4,6]	1,360,642
157,895	Delayed Draw, 10.541% (SOFR+550 basis points), 5/31/2029[2,3,4]	151,857
	Spirit RR Holdings, Inc.
100,316	Revolver, 0.500%, 9/13/2028[2,4,6]	97,307
1,217,466	First Lien Term Loan, 11.498% (SOFR+650 basis points), 9/13/2028[2,3,4]	1,180,942
1,500,000	StarCompliance Intermediate, LLC First Lien Term Loan, 11.909% (LIBOR+675 basis points), 1/12/2027[2,3,4]	1,405,076
1,424,528	The Ultimus Group Midco, LLC Revolver, 0.500%, 2/1/2024[2,4,5]	1,402,170
	THG Acquisition, LLC
619,903	Revolver, 0.500%, 12/2/2025[2,4,6]	614,831
123,981	Revolver, 10.590% (LIBOR+575 basis points), 12/2/2025[2,3,4]	122,966
4,327,750	Delayed Draw, 1.000%, 12/2/2026[2,4,6]	4,259,824
9,909,961	Delayed Draw, 10.340% (LIBOR+550 basis points), 12/2/2026[2,3,4]	9,754,420
	Turbo Buyer, Inc.
3,000,000	Delayed Draw, 1.000%, 12/2/2025[2,4,6]	2,897,312
4,949,000	Delayed Draw, 11.151% (LIBOR+600 basis points), 12/2/2025[2,3,4]	4,779,598
4,937,500	First Lien Term Loan, 11.151% (LIBOR+600 basis points), 12/2/2025[2,3,4]	4,768,492
1,998,667	Delayed Draw, 11.151% (LIBOR+600 basis points), 12/2/2025[2,3,4]	1,930,253
	Vale Insurance Services LLC
2,419,355	Revolver, 0.500%, 12/1/2027[2,4,6]	2,337,269
22,354,839	First Lien Term Loan, 10.048% (LIBOR+500 basis points), 12/1/2027[2,3,4]	21,596,364
439,990	Wealth Enhancement Group, LLC Revolver, 0.500%, 10/4/2027[2,4,5,6]	425,371
	World Insurance Associates, LLC
5,405,000	Delayed Draw, 1.000%, 5/26/2028[2,4,6]	5,245,440
12,264,344	Delayed Draw, 10.648% (SOFR+575 basis points), 12/1/2027[2,3,4]	11,902,291
2,677,869	First Lien Term Loan, 10.648% (SOFR+575 basis points), 4/1/2026[2,3,4]	2,598,816
14,595,000	Delayed Draw, 10.648% (SOFR+575 basis points), 5/26/2028[2,3,4]	14,164,144
		1,283,424,837
	GOVERNMENTS — 0.3%
	Govdelivery Holdings, LLC
7,063	First Lien Term Loan, 0.000%, 1/29/2027[2,4,6]	6,935
254,493	Revolver, 0.500%, 1/29/2027[2,4,6]	249,862
6,054,193	First Lien Term Loan, 10.340% PIK (SOFR+550 basis points), 1/29/2027[2,3,4,8]	5,944,006
281,908	Revolver, 11.170% (SOFR+650 basis points), 1/29/2027[2,3,4]	276,777
8,370,190	Delayed Draw, 10.841% (SOFR+600 basis points), 1/29/2027[2,3,4]	8,217,851
	Prime Buyer, LLC
3,213,443	Revolver, 0.500%, 12/22/2026[2,4,6]	3,109,566
642,689	Revolver, 10.157% (LIBOR+525 basis points), 12/22/2026[2,3,4]	621,913
9,369,294	First Lien Term Loan, 10.157% (LIBOR+525 basis points), 12/22/2026[2,3,4]	9,066,423
		27,493,333

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE — 16.5%
	123Dentist, Inc.
CAD 6,681,175	Delayed Draw, 1.000%, 8/10/2029[2,4,6,7]	$4,927,843
CAD 3,333,333	Delayed Draw, 1.000%, 8/10/2029[2,4,7]	2,446,228
CAD 50,030,877	First Lien Term Loan, 10.673% (CDOR+575 basis points), 8/10/2029[2,3,4,7]	36,468,908
	AAH Topco, LLC
$423,729	Revolver, 0.500%, 12/22/2027[2,4,6]	407,527
1,423,117	Delayed Draw, 1.000%, 12/22/2027[2,4,6]	1,379,395
2,932,143	Delayed Draw, 10.340% (LIBOR+550 basis points), 12/22/2027[2,3,4]	2,842,059
4,066,947	First Lien Term Loan, 10.340% (LIBOR+550 basis points), 12/22/2027[2,3,4]	3,911,440
	ACI Group Holdings, Inc.
2,214,643	Delayed Draw, 1.000% PIK, 8/2/2028[2,4,6,8]	2,167,014
1,529,985	Delayed Draw, 10.590% PIK (LIBOR+575 basis points), 8/2/2028[2,3,4,8]	1,497,081
10,057,686	First Lien Term Loan, 10.657% PIK (LIBOR+575 basis points), 8/2/2028[2,3,4,8]	9,841,384
	ADCS Clinics Intermediate Holdings, LLC
5,433,471	Delayed Draw, 1.000%, 5/7/2027[2,4,6]	5,015,595
10,913,058	First Lien Term Loan, 11.428% (LIBOR+650 basis points), 5/7/2027[2,3,4]	10,001,601
2,236,999	Delayed Draw, 11.747% (LIBOR+650 basis points), 5/7/2027[2,3,4]	2,064,957
	ADMA Bilogics, Inc.
3,571,429	Delayed Draw, 1.000%, 3/23/2027[2,4,5,6]	3,561,079
22,246,818	First Lien Term Loan, 14.407% PIK (SOFR+950 basis points), 3/23/2027[2,3,4,5,8]	22,182,348
	Advarra Holdings, Inc.
352,200	Delayed Draw, 1.000%, 8/24/2029[2,4,6]	349,118
3,888,055	First Lien Term Loan, 10.557% (SOFR+575 basis points), 8/24/2029[2,3,4]	3,820,015
1,123,541	AEC Parent Holdings, Inc. Delayed Draw, 1.000%, 6/13/2029[2,4,5,6]	1,103,092
	Affinity Hospice Intermediate Holdings, LLC
2,724,335	Delayed Draw, 1.000%, 12/17/2027[2,4,5,6]	2,654,281
11,153,583	First Lien Term Loan, 9.909% (LIBOR+475 basis points), 12/17/2027[2,3,4,5]	10,838,846
	AG-Twin Brook Healthcare
7,570,000	Delayed Draw, 11.438% (SOFR+650 basis points), 4/2/2024[2,3,4]	7,533,082
12,114,999	First Lien Term Loan, 11.652% (SOFR+650 basis points), 4/2/2024[2,3,4]	12,055,916
19,432,886	First Lien Term Loan, 11.381% (SOFR+650 basis points), 5/16/2024[2,3,4,5]	19,334,201
29,441,256	First Lien Term Loan, 12.160% (SOFR+700 basis points), 7/1/2024[2,3,4,5]	28,896,575
13,783,430	First Lien Term Loan, 11.409% (LIBOR+625 basis points), 11/27/2024[2,3,4,5]	13,716,276
1,676,549	First Lien Term Loan, 11.172% (SOFR+625 basis points), 7/3/2025[2,3,4,5]	1,664,792
19,749,338	First Lien Term Loan, 10.910% (SOFR+575 basis points), 9/25/2025[2,3,4,5]	19,553,099
6,865,682	First Lien Term Loan, 11.160% (SOFR+600 basis points), 3/5/2026[2,3,4,5]	2,963,915
9,850,520	First Lien Term Loan, 10.922% (LIBOR+600 basis points), 6/10/2026[2,3,4,5]	9,788,407
CAD 24,625,000	First Lien Term Loan, 10.778% (LIBOR+575 basis points), 7/23/2026[2,3,4,7]	17,999,266
14,812,500	First Lien Term Loan, 11.422% (LIBOR+650 basis points), 8/20/2026[2,3,4,5]	14,676,863
24,625,000	First Lien Term Loan, 10.401% (LIBOR+525 basis points), 9/22/2026[2,3,4,5]	24,321,098
19,800,000	First Lien Term Loan, 11.085% (SOFR+600 basis points), 10/8/2026[2,3,4,5]	19,673,603
19,895,555	Delayed Draw, 11.410% (SOFR+625 basis points), 10/29/2026[2,3,4,5]	19,684,195

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$19,700,000	First Lien Term Loan, 10.590% (LIBOR+575 basis points), 12/14/2026[2,3,4,5]	$19,569,811
14,850,000	First Lien Term Loan, 11.160% (LIBOR+600 basis points), 12/31/2026[2,3,4,5]	14,647,005
9,930,556	Delayed Draw, 1.000%, 2/23/2027[2,4,6]	9,840,067
2,200,000	Delayed Draw, 11.160% (SOFR+600 basis points), 2/23/2027[2,3,4]	2,179,953
12,718,750	First Lien Term Loan, 11.160% (SOFR+600 basis points), 2/23/2027[2,3,4]	12,602,855
	AHR Intermediate, Inc.
10,500,000	Delayed Draw, 1.000%, 7/29/2027[2,4,6]	10,424,719
24,316,250	First Lien Term Loan, 10.902% (SOFR+575 basis points), 7/29/2027[2,3,4]	24,118,262
	Alcami Corporation
3,052,838	Revolver, 0.500%, 12/21/2028[2,4,6]	2,950,949
1,908,023	Delayed Draw, 1.000%, 12/21/2028[2,4,6]	1,844,343
22,839,041	First Lien Term Loan, 11.907% (SOFR+710 basis points), 12/21/2028[2,3,4]	22,076,790
5,253,731	Alegeus Technologies Holding Corp. First Lien Term Loan, 10.950% PIK (LIBOR+825 basis points), 9/5/2024[2,3,4,8]	5,223,905
11,790,000	American Renal Associates Holdings, Inc. First Lien Term Loan, 10.482% (LIBOR+625 basis points), 1/29/2027[2,3,4,5]	11,002,768
7,860,000	AWC-MH Acquisition First Lien Term Loan, 13.640% (LIBOR+700 basis points), 10/12/2025[2,3,4]	4,699,836
	Biocare Medical LLC
2,583,333	Revolver, 0.500%, 12/9/2027[2,4,6]	2,497,495
194,444	Revolver, 10.704% (LIBOR+575 basis points), 12/9/2027[2,3,4]	187,984
21,944,444	First Lien Term Loan, 10.741% (LIBOR+575 basis points), 12/9/2027[2,3,4]	21,215,283
12,003,487	Bridges Consumer Healthcare First Lien Term Loan, 11.159% (LIBOR+600 basis points), 1/20/2027[2,3,4,5]	11,634,703
	Carevet LLC
4,530,505	Delayed Draw, 1.000%, 9/1/2025[2,4,6]	4,466,205
9,850,000	Delayed Draw, 11.340% (LIBOR+650 basis points), 9/1/2025[2,3,4]	9,710,202
7,581,000	Delayed Draw, 11.340% (LIBOR+650 basis points), 9/1/2025[2,3,4]	7,473,405
5,712,041	First Lien Term Loan, 16.840% (LIBOR+1,200 basis points), 9/1/2025[2,3,4]	5,637,339
	CNSI Holdings LLC
1,735,776	Revolver, 0.500%, 12/17/2027[2,4,6]	1,678,101
18,218,563	First Lien Term Loan, 11.093% (SOFR+650 basis points), 12/17/2028[2,3,4]	17,613,204
41,000,000	Color Intermediate, LLC First Lien Term Loan, 10.498% (SOFR+550 basis points), 10/4/2029[2,3,4]	40,253,995
	Community Medical Acquisition Corp.
2,578,774	Revolver, 0.500%, 12/15/2027[2,4,6]	2,467,252
1,105,189	Revolver, 9.504% (LIBOR+475 basis points), 12/15/2027[2,3,4]	1,057,394
4,333,814	Delayed Draw, 1.000%, 12/15/2028[2,4,6]	4,178,957
25,470,048	First Lien Term Loan, 9.519% (LIBOR+475 basis points), 12/15/2028[2,3,4]	24,368,571

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Connect America.com, LLC
$216,146	Revolver, 0.500%, 6/30/2026[2,4,6]	$202,901
7,346,835	First Lien Term Loan, 12.041% (LIBOR+700 basis points), 6/30/2026[2,3,4]	6,896,628
462,915	Revolver, 12.048% (LIBOR+700 basis points), 6/30/2026[2,3,4]	434,548
	CORA Health Holdings Corp.
5,169,567	Delayed Draw, 0.500%, 6/15/2027[2,4,6]	4,958,951
134,615	Revolver, 0.500%, 6/15/2027[2,4,6]	129,131
13,621,489	First Lien Term Loan, 10.717% (LIBOR+575 basis points), 6/15/2027[2,3,4]	13,066,531
634,615	Revolver, 10.870% (LIBOR+575 basis points), 6/15/2027[2,3,4]	608,760
230,861	Delayed Draw, 10.878% (LIBOR+575 basis points), 6/15/2027[2,3,4]	221,456
	Covaris Intermediate 3, LLC
789,474	Revolver, 0.500%, 1/21/2028[2,4,6]	755,728
5,921,053	Delayed Draw, 1.000%, 1/21/2028[2,4,6]	5,667,957
394,737	Revolver, 9.909% (LIBOR+475 basis points), 1/21/2028[2,3,4]	377,864
7,835,526	First Lien Term Loan, 9.909% (LIBOR+475 basis points), 1/21/2028[2,3,4]	7,500,596
	CPC/Cirtec Holdings, Inc.
826,873	Revolver, 0.500%, 10/31/2028[2,4,6]	797,766
206,718	Revolver, 11.067% (SOFR+625 basis points), 10/31/2028[2,3,4]	199,441
8,966,408	First Lien Term Loan, 11.148% (SOFR+625 basis points), 1/30/2029[2,3,4]	8,650,771
	CPF Dental, LLC
587,121	Delayed Draw, 1.000%, 8/30/2024[2,4,6]	574,082
5,314,906	First Lien Term Loan, 13.500% (LIBOR+850 basis points), 8/30/2024[2,3,4,5]	5,196,875
2,861,089	Delayed Draw, 13.688% (LIBOR+850 basis points), 8/30/2024[2,3,4,5]	2,797,552
7,225,481	Delayed Draw, 13.688% (LIBOR+850 basis points), 8/30/2024[2,3,4,5]	7,065,022
13,825,000	Crossroads Holding, LLC First Lien Term Loan, 9.340% (LIBOR+450 basis points), 12/23/2027[2,3,4,5]	13,296,376
	D4C Dental Brands, Inc.
357,143	Revolver, 0.500%, 12/30/2026[2,4,6]	356,108
376,771	Delayed Draw, 1.000%, 12/30/2026[2,4,6]	378,653
357,143	Revolver, 11.429% (SOFR+650 basis points), 12/30/2026[2,3,4]	356,108
2,625,810	Delayed Draw, 11.541% (SOFR+650 basis points), 12/30/2026[2,3,4]	2,638,920
1,921,001	Delayed Draw, 11.541% (SOFR+650 basis points), 12/30/2026[2,3,4]	1,930,592
6,458,482	First Lien Term Loan, 11.548% (SOFR+650 basis points), 12/30/2026[2,3,4]	6,490,728
	DCA Holdings LLC
15,789,663	First Lien Term Loan, 10.386% (LIBOR+600 basis points), 3/12/2027[2,3,4,5]	15,105,242
3,934,938	Delayed Draw, 10.718% (LIBOR+600 basis points), 3/12/2027[2,3,4,5]	3,764,373
	Deca Dental Holdings, LLC
74,074	Revolver, 0.500%, 8/26/2028[2,4,6]	71,019
3,333,333	Delayed Draw, 1.000%, 8/26/2028[2,4,6]	3,195,859
1,459,259	Delayed Draw, 10.909% (LIBOR+575 basis points), 8/26/2028[2,3,4]	1,399,076
1,037,037	Revolver, 10.909% (LIBOR+575 basis points), 8/26/2028[2,3,4]	994,267
13,862,963	First Lien Term Loan, 10.909% (LIBOR+575 basis points), 8/26/2028[2,3,4]	13,291,222

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Dermatopathology Laboratory Of Central States, LLC
$6,900,806	First Lien Term Loan, 10.442% (SOFR+575 basis points), 6/1/2028[2,3,4]	$6,724,052
10,351,210	First Lien Term Loan, 10.542% (SOFR+575 basis points), 6/1/2028[2,3,4]	10,086,077
	DOCS MSO LLC
967,742	Revolver, 0.500%, 6/1/2028[2,4,6]	942,955
645,161	Revolver, 0.500%, 6/1/2028[2,4,6]	628,636
3,629,032	Delayed Draw, 1.000%, 6/1/2028[2,4,6]	3,536,080
2,419,355	Delayed Draw, 1.000%, 6/1/2028[2,4,6]	2,357,386
	Emmes Blocker, Inc.
7,107,473	Delayed Draw, 1.000%, 7/7/2028[2,4,5,6]	7,049,322
3,475,610	Delayed Draw, 1.000%, 7/7/2028[2,4,6]	3,447,173
8,211,128	First Lien Term Loan, 9.519% (SOFR+550 basis points), 7/7/2028[2,3,4]	8,061,685
4,104,566	Delayed Draw, 10.243% (SOFR+550 basis points), 7/7/2028[2,3,4,5]	4,070,984
2,007,165	Delayed Draw, 10.243% (SOFR+550 basis points), 7/7/2028[2,3,4]	1,990,743
10,696,250	Ensemble RCM, LLC First Lien Term Loan, 9.776% (LIBOR+500 basis points), 8/3/2026[2,3,4]	10,287,260
	ERC Holdings, LLC
852,071	Revolver, 0.500%, 11/10/2027[2,4,6]	808,820
3,994,755	Revolver, 0.500%, 11/10/2027[2,4,6]	3,791,982
2,663,169	Revolver, 10.150% (LIBOR+550 basis points), 11/10/2027[2,3,4,5]	2,527,987
568,047	Revolver, 10.267% (LIBOR+550 basis points), 11/10/2027[2,3,4]	539,213
15,651,538	First Lien Term Loan, 10.659% (LIBOR+550 basis points), 11/10/2028[2,3,4]	14,857,070
14,812,500	FH MD Buyer, Inc. First Lien Term Loan, 9.840% (LIBOR+500 basis points), 10/31/2026[2,3,4]	14,246,118
20,000,000	Finthrive Software Intermediate Holdings, Inc. Second Lien Term Loan, 11.590% (LIBOR+675 basis points), 1/6/2030[2,3,4]	19,125,817
	Fortis Life Sciences, LLC
1,095,652	Revolver, 0.500%, 9/17/2027[2,4,6]	1,061,990
8,671,280	Delayed Draw, 1.000%, 9/17/2027[2,4,6]	8,404,872
1,339,130	Revolver, 10.351% (LIBOR+525 basis points), 9/17/2027[2,3,4]	1,297,988
2,434,783	Delayed Draw, 10.384% (LIBOR+525 basis points), 9/17/2027[2,3,4]	2,359,979
14,305,059	First Lien Term Loan, 10.409% (LIBOR+525 basis points), 9/17/2027[2,3,4]	13,865,564
CAD 36,758,217	FYI Optical Acquisitions, Inc. & FYI USA Inc. Delayed Draw, 10.770% (CDOR+575 basis points), 3/4/2027[2,3,4,7]	26,275,288
	Helium Acquirer Corporation
1,325,448	Revolver, 0.500%, 1/5/2029[2,4,6]	1,287,291
3,313,620	Delayed Draw, 1.000%, 1/5/2029[2,4,6]	3,267,993
331,362	Revolver, 11.998% (SOFR+710 basis points), 1/5/2029[2,3,4]	321,823
10,904,570	First Lien Term Loan, 11.998% (SOFR+710 basis points), 1/5/2029[2,3,4]	10,590,646
9,596,286	HPS Healthcare First Lien Term Loan, 10.135% (LIBOR+550 basis points), 6/27/2024[2,3,4,5]	9,568,476

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Integrated Oncology Network, LLC
$83,957	Revolver, 0.500%, 6/24/2024[2,4,6]	$83,714
7,422,431	First Lien Term Loan, 10.743% (SOFR+600 basis points), 6/24/2024[2,3,4]	7,400,921
134,701	Revolver, 0.500%, 6/24/2025[2,4,6]	134,311
1,114,395	Delayed Draw, 1.000%, 6/24/2025[2,4,6]	1,111,165
746,794	Delayed Draw, 10.743% (SOFR+600 basis points), 6/24/2025[2,3,4]	744,630
	IvyRehab Intermediate II, LLC
3,837,719	Revolver, 0.500%, 4/21/2029[2,4,6]	3,604,470
882,675	Delayed Draw, 1.000%, 4/21/2029[2,4,6]	833,450
6,766,667	Delayed Draw, 9.483% (SOFR+485 basis points), 4/21/2029[2,3,4]	6,389,297
23,310,691	First Lien Term Loan, 9.483% (SOFR+485 basis points), 4/21/2029[2,3,4]	21,893,911
NZD 6,300,000	Jon Bidco Limited First Lien Term Loan, 9.970% (BKBM+550 basis points), 12/3/2026[2,3,4,7]	3,796,730
14,285,714	Liberty Dental Plan First Lien Term Loan, 11.411% (SOFR+650 basis points), 1/3/2029[2,3,4]	14,000,000
	Life Science Intermediate Holdings, LLC
188,281	Revolver, 0.500%, 6/10/2027[2,4,6]	181,374
468,376	Revolver, 0.500%, 6/10/2027[2,4,6]	451,194
EUR 6,000,000	Delayed Draw, 8.360%, 6/10/2027[2,4,7]	6,268,188
GBP 7,500,000	Delayed Draw, 10.407% (SONIA+623 basis points), 6/10/2027[2,3,4,7]	8,912,991
7,042,967	Delayed Draw, 11.006% (SOFR+600 basis points), 6/10/2027[2,3,4]	6,784,603
6,550,650	Delayed Draw, 11.006% (SOFR+600 basis points), 6/10/2027[2,3,4]	6,310,346
1,553,797	Delayed Draw, 11.006% (SOFR+600 basis points), 6/10/2027[2,3,4]	1,496,797
2,878,392	First Lien Term Loan, 11.026% (SOFR+600 basis points), 6/10/2027[2,3,4]	2,772,801
820,052	Revolver, 11.026% (SOFR+600 basis points), 6/10/2027[2,3,4]	789,969
329,651	Revolver, 11.026% (SOFR+600 basis points), 6/10/2027[2,3,4]	317,558
	MB2 Dental Solutions, LLC
1,805,556	Delayed Draw, 1.000%, 1/29/2027[2,4,6]	1,792,324
4,426,389	Delayed Draw, 10.561% (SOFR+600 basis points), 1/29/2027[2,3,4]	4,393,952
649,752	Delayed Draw, 10.907% (SOFR+600 basis points), 1/29/2027[2,3,4]	638,476
1,802,025	First Lien Term Loan, 10.907% (SOFR+600 basis points), 1/29/2027[2,3,4]	1,770,750
	MedMark Services, Inc.
7,880,000	First Lien Term Loan, 10.159% (LIBOR+500 basis points), 6/11/2027[2,3,4]	7,708,953
1,568,416	Delayed Draw, 10.163% (LIBOR+500 basis points), 6/11/2027[2,3,4]	1,534,371
4,518,247	Delayed Draw, 10.163% (LIBOR+500 basis points), 6/11/2027[2,3,4]	4,420,172
	MN Acquisition, Inc.
2,166,667	Revolver, 0.500%, 8/25/2028[2,4,6]	2,089,247
333,333	Revolver, 10.261% (SOFR+550 basis points), 8/25/2028[2,3,4]	321,423
22,387,500	First Lien Term Loan, 10.407% (SOFR+550 basis points), 8/25/2028[2,3,4]	21,587,545
	Myorthos Management, LLC
8,972,201	Delayed Draw, 10.465% (SOFR+550 basis points), 11/1/2027[2,3,4,5]	8,786,435
4,856,732	First Lien Term Loan, 10.465% (SOFR+550 basis points), 11/1/2027[2,3,4,5]	4,756,175
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	National Dentex Labs LLC
$137,931	Revolver, 0.500%, 10/23/2025[2,4,6]	$135,455
390,805	Delayed Draw, 1.000%, 10/23/2025[2,4,6]	383,790
781,609	Revolver, 11.730% (LIBOR+700 basis points), 4/3/2026[2,3,4]	767,580
2,973,523	Delayed Draw, 13.048% PIK (LIBOR+800 basis points), 4/3/2026[2,3,4,8]	2,920,149
6,960,813	First Lien Term Loan, 13.048% PIK (LIBOR+800 basis points), 4/3/2026[2,3,4,8]	6,835,869
528,735	Delayed Draw, 13.048% PIK (LIBOR+800 basis points), 4/3/2026[2,3,4,8]	519,245
	Novotech (Australia) Pty Limited
3,125,000	Delayed Draw, 1.000%, 1/14/2028[2,4,6]	3,030,644
AUD 18,543,750	Delayed Draw, 9.081% (BBSY+525 basis points), 1/14/2028[2,3,4,7]	12,016,575
16,437,500	First Lien Term Loan, 10.488% (SOFR+575 basis points), 1/14/2028[2,3,4]	15,941,190
	OB Hospitalist Group
1,053,435	Revolver, 0.500%, 9/27/2027[2,4,6]	1,033,539
664,122	Revolver, 10.548% (SOFR+550 basis points), 9/27/2027[2,3,4]	651,579
37,927,495	First Lien Term Loan, 10.548% (SOFR+550 basis points), 9/27/2027[2,3,4]	37,211,165
6,947,368	Office Ally First Lien Term Loan, 10.557% (LIBOR+575 basis points), 12/20/2028[2,3,4]	6,772,205
	OIA Acquisition, LLC
1,928,571	Revolver, 0.500%, 10/19/2027[2,4,6]	1,869,320
459,000	Delayed Draw, 1.000%, 10/19/2027[2,4,6]	444,898
1,366,559	Delayed Draw, 9.965% (LIBOR+500 basis points), 10/19/2027[2,3,4]	1,324,574
11,088,214	First Lien Term Loan, 9.965% (LIBOR+500 basis points), 10/19/2027[2,3,4]	10,747,551
	OIS Management Services, LLC
1,328,205	Revolver, 0.500%, 11/16/2028[2,4,6]	1,297,379
4,188,590	Delayed Draw, 1.000%, 11/16/2028[2,4,6]	4,091,376
94,872	Revolver, 10.861% (SOFR+525 basis points), 11/16/2028[2,3,4]	92,670
12,333,333	First Lien Term Loan, 10.869% (SOFR+575 basis points), 11/16/2028[2,3,4]	12,047,086
555,000	Delayed Draw, 10.998% (SOFR+525 basis points), 11/16/2028[2,3,4]	542,119
	Ons Mso, LLC
2,763,592	Revolver, 0.500%, 7/8/2024[2,4,6]	2,678,686
2,763,592	Revolver, 9.595% (LIBOR+475 basis points), 7/8/2024[2,3,4,5]	2,678,686
	Org USME Buyer, LLC
411,942	Revolver, 0.500%, 11/24/2026[2,4,6]	401,349
743,478	Delayed Draw, 1.000%, 11/24/2026[2,4,6]	724,361
524,290	Revolver, 10.515% (SOFR+575 basis points), 11/24/2026[2,3,4]	510,808
16,311,693	First Lien Term Loan, 10.791% (SOFR+575 basis points), 11/24/2026[2,3,4]	15,892,256
	Orthodontic Partners, LLC
14,278,356	Delayed Draw, 1.000%, 10/12/2027[2,4,6]	14,102,341
9,721,644	First Lien Term Loan, 11.125% (SOFR+625 basis points), 10/12/2027[2,3,4]	9,504,813

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Pediatric Home Respiratory Services, LLC
$856,529	Delayed Draw, 1.000%, 12/4/2024[2,4,6]	$834,504
4,687,355	First Lien Term Loan, 10.791% (SOFR+575 basis points), 12/4/2024[2,3,4]	4,566,825
1,150,894	Delayed Draw, 11.291% (SOFR+625 basis points), 12/4/2024[2,3,4]	1,121,300
6,257,209	PerkinElmer U.S. LLC First Lien Term Loan, 11.857% (SOFR+675 basis points), 3/13/2029[2,3,4]	6,069,651
	Pinnacle Dermatology Management, LLC
680,412	Revolver, 0.500%, 5/18/2023[2,4,6]	673,141
1,221,649	Delayed Draw, 1.000%, 5/18/2023[2,4,6]	1,184,117
402,062	Revolver, 9.500% (SOFR+400 basis points), 5/18/2023[2,3,4]	397,765
1,318,284	Delayed Draw, 10.548% (SOFR+425 basis points), 5/18/2023[2,3,4]	1,277,782
11,262,881	First Lien Term Loan, 11.125% (SOFR+575 basis points), 5/18/2023[2,3,4]	10,775,807
	Pinnacle Treatment Centers, Inc.
9,363	Revolver, 0.500%, 1/2/2026[2,4,6]	9,168
424,904	Revolver, 0.500%, 1/2/2026[2,4,6]	416,079
276,352	Revolver, 11.557% (SOFR+675 basis points), 1/2/2026[2,3,4]	270,612
335,143	Delayed Draw, 11.791% (SOFR+675 basis points), 1/2/2026[2,3,4]	328,182
14,289,992	First Lien Term Loan, 11.791% (SOFR+675 basis points), 1/2/2026[2,3,4]	13,993,207
591,030	Delayed Draw, 11.791% (SOFR+675 basis points), 1/2/2026[2,3,4]	578,755
78,958	Revolver, 11.791% (SOFR+650 basis points), 1/2/2026[2,3,4]	77,318
157,143	First Lien Term Loan, 11.791% (SOFR+675 basis points), 1/2/2026[2,3,4]	153,879
	PPV Intermediate Holdings LLC
2,538,076	Revolver, 0.500%, 8/31/2029[2,4,6]	2,472,813
1,611,678	Delayed Draw, 1.000%, 8/31/2029[2,4,6]	1,586,382
264,996	Delayed Draw, 1.000%, 8/31/2029[2,4,6]	261,993
45,905	Delayed Draw, 9.009% (SOFR+575 basis points), 8/31/2029[2,3,4]	45,385
43,459,056	First Lien Term Loan, 9.009% (SOFR+575 basis points), 8/31/2029[2,3,4]	42,376,621
279,188	Delayed Draw, 10.526% (SOFR+575 basis points), 8/31/2029[2,3,4]	274,806
255,682	Delayed Draw, 1.000%, 8/31/2030[2,4,6]	251,669
1,619,318	Delayed Draw, 13.000% (SOFR+575 basis points), 8/31/2030[2,3,4]	1,593,902
	Premier Imaging, LLC
10,332,779	Delayed Draw, 1.000%, 1/2/2025[2,4,6]	10,196,480
23,060,204	First Lien Term Loan, 10.840% (LIBOR+600 basis points), 1/2/2025[2,3,4]	22,756,020
4,153,328	Delayed Draw, 10.840% (LIBOR+600 basis points), 1/2/2025[2,3,4]	4,098,542
14,925,000	Premise Health Holding Corp. First Lien Term Loan, 9.798% (SOFR+475 basis points), 7/10/2025[2,3,4]	14,695,231
	Q-Centrix LLC
4,872,773	First Lien Term Loan, 9.453% (LIBOR+450 basis points), 5/30/2025[2,3,4]	4,784,089
831,213	First Lien Term Loan, 9.953% (LIBOR+500 basis points), 5/30/2025[2,3,4]	826,494

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
	Raven Buyer, Inc.
$1,800,000	Revolver, 0.500%, 2/1/2027[2,4,6]	$1,771,748
245,455	Revolver, 11.041% (SOFR+600 basis points), 2/1/2027[2,3,4]	241,602
12,922,159	First Lien Term Loan, 11.041% (SOFR+600 basis points), 2/1/2027[2,3,4]	12,719,340
118,056	RCS Healthcare Revolver, 0.500%, 2/3/2026[2,4,5,6]	117,090
	Redwood MSO, LLC
18,601,910	First Lien Term Loan, 11.172% (SOFR+625 basis points), 7/3/2025[2,3,4,5]	18,467,164
	Smile Doctors, LLC
247,350	Revolver, 0.500%, 12/23/2027[2,4,6]	237,049
1,961,131	Revolver, 10.748% (LIBOR+575 basis points), 12/23/2027[2,3,4]	1,879,463
3,076,413	Delayed Draw, 10.748% (LIBOR+575 basis points), 12/23/2028[2,3,4]	2,945,837
19,502,650	First Lien Term Loan, 10.748% (LIBOR+575 basis points), 12/23/2028[2,3,4]	18,600,624
39,800,000	Southern Veterinary Partners, LLC First Lien Term Loan, 10.356% (SOFR+550 basis points), 10/5/2027[2,3,4]	39,023,783
GBP 1,797,628	SSCP Pegasus Midco Limited First Lien Term Loan, 10.297% (SONIA+625 basis points), 11/16/2027[2,3,4,7]	2,170,625
	The Smilist Management, Inc.
356,075	Revolver, 0.500%, 12/22/2025[2,4,5,6]	353,713
1,584,533	Delayed Draw, 10.923%, 12/22/2025[2,4,6]	1,574,022
1,771,473	Delayed Draw, 11.407% (SOFR+650 basis points), 12/22/2025[2,3,4,5]	1,759,721
3,193,992	First Lien Term Loan, 11.407% (SOFR+650 basis points), 12/22/2025[2,3,4,5]	3,172,804
3,773,237	Delayed Draw, 11.407% (SOFR+650 basis points), 12/22/2025[2,3,4,5]	3,748,206
1,966,335	First Lien Term Loan, 10.923% (SOFR+650 basis points), 12/23/2025[2,3,4,5]	1,953,290
	TheKey, LLC
19,468,737	Delayed Draw, 1.000%, 3/30/2027[2,4,6]	18,773,077
1,504,701	Delayed Draw, 9.907% (SOFR+500 basis points), 3/30/2027[2,3,4,5]	1,450,935
	Tivity Health, Inc.
42,837,267	First Lien Term Loan, 10.898% (SOFR+600 basis points), 6/28/2028[2,3,4]	40,710,066
5,000,000	TPC Holdco, LLC Second Lien Term Loan, 12.081% (LIBOR+800 basis points), 3/29/2028[2,3,4]	4,796,509
	Troy Gastroenterology, P.C.
2,122,266	Delayed Draw, 0.500%, 11/25/2025[2,4,6]	2,094,271
295,567	Revolver, 0.500%, 11/25/2025[2,4,6]	291,668
2,755,453	Delayed Draw, 10.754% (LIBOR+600 basis points), 11/25/2025[2,3,4]	2,719,107
4,393,103	First Lien Term Loan, 10.754% (LIBOR+600 basis points), 11/25/2025[2,3,4]	4,335,155
295,566	Revolver, 10.901% (LIBOR+600 basis points), 11/25/2025[2,3,4]	291,668
1,816,524	TurningPoint Healthcare Solutions, LLC Revolver, 0.500%, 7/14/2027[2,4,5,6]	1,765,265
	United Digestive MSO Parent, LLC
2,065,500	Revolver, 0.500%, 3/30/2029[2,4,6]	2,003,535
1,412,000	Revolver, 0.500%, 3/30/2029[2,4,6]	1,369,640
4,130,000	Delayed Draw, 1.000%, 3/30/2029[2,4,6]	4,068,050

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	HEALTH CARE (Continued)
$2,825,000	Delayed Draw, 1.000%, 3/30/2029[2,4,6]	$2,782,625
26,430,000	First Lien Term Loan, 11.641% (SOFR+675 basis points), 3/30/2029[2,3,4]	25,637,100
	United Musculoskeletal Partners Acquisition Holdings, LLC
1,724,138	Revolver, 0.500%, 7/15/2028[2,4,6]	1,679,804
2,280,344	Delayed Draw, 1.000%, 7/15/2028[2,4,6]	2,221,708
3,230,888	Delayed Draw, 9.653% (SOFR+575 basis points), 7/15/2028[2,3,4]	3,147,809
3,115,594	First Lien Term Loan, 9.658% (SOFR+575 basis points), 7/15/2028[2,3,4]	3,035,480
8,275,862	First Lien Term Loan, 10.158% (SOFR+575 basis points), 7/15/2028[2,3,4]	8,063,058
7,000,000	UroGPO, LLC First Lien Term Loan, 10.504% (LIBOR+575 basis points), 12/15/2026[2,3,4]	6,900,651
	Urology Management Holdings, Inc.
1,190,476	Revolver, 0.500%, 6/15/2026[2,4,5,6]	1,150,919
3,266,667	Delayed Draw, 1.000%, 6/15/2026[2,4,6]	3,159,817
14,787,545	Delayed Draw, 11.155% (SOFR+604 basis points), 6/15/2026[2,3,4]	14,296,191
5,049,067	First Lien Term Loan, 11.155% (SOFR+604 basis points), 6/15/2026[2,3,4]	4,881,299
6,533,333	First Lien Term Loan, 11.365% (SOFR+625 basis points), 6/15/2026[2,3,4]	6,319,633
	Vardiman Black Holdings, LLC
1,434,904	Delayed Draw, 1.000%, 3/18/2027[2,4,6]	1,412,067
35,519,425	Delayed Draw, 11.765% (SOFR+700 basis points), 3/18/2027[2,3,4]	34,954,120
10,125,000	First Lien Term Loan, 11.765% (SOFR+700 basis points), 3/18/2027[2,3,4]	9,963,857
	Vermont Aus Pty Ltd.
AUD 10,781,230	First Lien Term Loan, 9.515% (BBSY+575 basis points), 3/23/2028[2,3,4,7]	6,830,718
7,916,287	First Lien Term Loan, 10.548% (SOFR+565 basis points), 3/23/2028[2,3,4]	7,511,205
	Vital Care Buyer, LLC
1,777,778	Revolver, 0.500%, 10/19/2025[2,4,6]	1,754,327
5,514,119	First Lien Term Loan, 10.170% (SOFR+525 basis points), 10/19/2025[2,3,4]	5,441,383
	Web P.T., Inc.
696,429	Revolver, 0.500%, 1/18/2028[2,4,6]	682,009
616,071	Revolver, 11.657% (LIBOR+675 basis points), 1/18/2028[2,3,4]	603,316
9,000,000	First Lien Term Loan, 11.741% (LIBOR+675 basis points), 1/18/2028[2,3,4]	8,813,658
	Xeris Pharmaceuticals, Inc.
8,333,333	Delayed Draw, 14.160% (SOFR+900 basis points), 3/8/2027[2,3,4,5]	8,223,409
16,666,667	First Lien Term Loan, 14.160% (SOFR+900 basis points), 3/8/2027[2,3,4,5]	16,446,819
	Xifin, Inc.
1,284,995	Revolver, 0.500%, 2/6/2026[2,4,6]	1,239,079
856,663	Revolver, 10.909% (LIBOR+575 basis points), 2/6/2026[2,3,4,5]	826,053
	Zavation Medical Products, LLC
1,094,595	Revolver, 0.500%, 6/30/2027[2,4,6]	1,055,482
932,432	Revolver, 9.659% (LIBOR+450 basis points), 6/30/2027[2,3,4]	899,115
12,778,378	First Lien Term Loan, 9.659% (LIBOR+450 basis points), 6/30/2027[2,3,4]	12,321,779
		1,825,570,362

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS — 19.4%
$4,246,042	3SI Holdco, Inc. First Lien Term Loan, 11.498% (LIBOR+650 basis points), 6/16/2023[2,3,4]	$4,136,860
	Accurus Aerospace Corporation
9,925,000	First Lien Term Loan, 10.773% (LIBOR+575 basis points), 4/5/2028[2,3,4]	9,585,273
14,829,609	Aero Operating LLC Incremental Term Loan, 13.743% (LIBOR+900 basis points), 2/7/2026[2,3,4]	14,002,578
7,275,000	AG-Twin Brook Aerospace First Lien Term Loan, 10.909% (LIBOR+575 basis points), 12/6/2024[2,3,4,5]	7,125,831
	Air Comm Corporation, LLC
571,216	Revolver, 0.500%, 7/1/2027[2,4,6]	556,527
1,136,951	Revolver, 0.500%, 7/1/2027[2,4,6]	1,107,715
13,685,575	Delayed Draw, 10.230% (LIBOR+550 basis points), 7/1/2027[2,3,4]	13,333,666
9,033,841	Delayed Draw, 10.659% (LIBOR+550 basis points), 7/1/2027[2,3,4]	8,801,547
1,867,809	Revolver, 10.659% (LIBOR+550 basis points), 7/1/2027[2,3,4]	1,819,780
13,213,415	First Lien Term Loan, 10.659% (LIBOR+550 basis points), 7/1/2027[2,3,4]	12,873,647
47,260	Revolver, 10.659% (LIBOR+550 basis points), 7/1/2027[2,3,4]	46,045
	Any Hour, LLC
2,000,000	Revolver, 0.500%, 7/21/2027[2,4,6]	1,943,563
6,600,000	Delayed Draw, 10.405% (SOFR+563 basis points), 7/21/2027[2,3,4]	6,413,758
11,163,333	First Lien Term Loan, 10.405% (SOFR+563 basis points), 7/21/2027[2,3,4]	10,848,322
6,604,267	Delayed Draw, 10.405% (SOFR+563 basis points), 7/21/2027[2,3,4]	6,417,905
9,961,417	Delayed Draw, 10.405% (SOFR+563 basis points), 7/21/2027[2,3,4]	9,680,321
	Apex Service Partners, LLC
1,000,000	Revolver, 0.500%, 7/31/2025[2,4,6]	981,800
1,000,000	Revolver, 10.007% (LIBOR+525 basis points), 7/31/2025[2,3,4]	981,800
4,986,400	Delayed Draw, 10.046% (LIBOR+525 basis points), 7/31/2025[2,3,4]	4,895,647
10,080,816	Delayed Draw, 10.409% (LIBOR+525 basis points), 7/31/2025[2,3,4]	9,897,344
6,715,000	First Lien Term Loan, 10.460% (LIBOR+525 basis points), 7/31/2025[2,3,4]	6,592,787
984,768	First Lien Term Loan, 10.522% (LIBOR+525 basis points), 7/31/2025[2,3,4]	966,845
2,464,694	Delayed Draw, 10.747% (LIBOR+550 basis points), 7/31/2025[2,3,4]	2,419,836
9,318,288	First Lien Term Loan, 10.747% (LIBOR+550 basis points), 7/31/2025[2,3,4]	9,148,695
9,417,281	First Lien Term Loan, 12.500% PIK, 7/31/2025[2,4]	9,057,195
3,796,836	Aptean, Inc. First Lien Term Loan, 9.157% (SOFR+425 basis points), 4/23/2026[2,3]	3,652,860
	Armada Parent, Inc.
2,383,333	Revolver, 0.500%, 10/29/2027[2,4,6]	2,349,269
1,000,000	Delayed Draw, 1.000%, 10/29/2027[2,4,6]	985,707
16,667	Revolver, 6.756% (LIBOR+575 basis points), 10/29/2027[2,3,4,5]	16,428
995,000	Delayed Draw, 10.657% (SOFR+575 basis points), 10/29/2027[2,3,4,5]	980,779
19,750,000	First Lien Term Loan, 10.657% (SOFR+575 basis points), 10/29/2027[2,3,4,5]	19,467,715
	Arrowhead Holdco Company
EUR 15,000,000	First Lien Term Loan, 7.957% (EURIBOR+500 basis points), 8/31/2028[2,3,4,7]	15,971,152
4,937,343	First Lien Term Loan, 9.541% (SOFR+450 basis points), 8/31/2028[2,3,4,5]	4,847,483

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	AWT Merger Sub, Inc.
$928,571	Revolver, 0.500%, 12/17/2026[2,4,6]	$907,020
2,477,857	Delayed Draw, 11.007% (LIBOR+600 basis points), 12/17/2026[2,3,4]	2,420,348
142,857	Revolver, 11.007% (LIBOR+600 basis points), 12/17/2026[2,3,4]	139,542
6,300,000	First Lien Term Loan, 11.007% (LIBOR+600 basis points), 12/17/2026[2,3,4]	6,153,782
2,410,390	Delayed Draw, 11.507% (LIBOR+600 basis points), 12/17/2026[2,3,4]	2,354,446
	Beacon Mobility Corp.
807,969	Revolver, 0.500%, 5/22/2024[2,4,6]	786,788
192,031	Revolver, 10.261% (LIBOR+610 basis points), 5/22/2024[2,3,4]	186,997
4,898,953	Delayed Draw, 10.834% (LIBOR+610 basis points), 5/22/2024[2,3,4]	4,770,528
17,515,654	Delayed Draw, 10.907% (LIBOR+610 basis points), 5/22/2024[2,3,4]	17,056,486
2,226,096	First Lien Term Loan, 10.907% (LIBOR+610 basis points), 5/22/2024[2,3,4]	2,167,739
	Blackbird Purchaser, Inc.
6,406,542	Delayed Draw, 1.000%, 4/8/2026[2,4,6]	6,209,714
17,537,965	First Lien Term Loan, 9.407% (LIBOR+450 basis points), 4/8/2026[2,3,4]	16,911,295
	BlueHalo Global Holdings, LLC
529,412	Revolver, 0.500%, 10/31/2025[2,4,6]	517,125
17,165,013	First Lien Term Loan, 10.730% (SOFR+600 basis points), 10/31/2025[2,3,4]	16,766,626
756,303	Revolver, 11.377% (SOFR+600 basis points), 10/31/2025[2,3,4]	738,749
772,914	First Lien Term Loan, 11.400% (SOFR+650 basis points), 10/31/2025[2,3,4]	753,591
14,850,000	BP Purchaser, LLC First Lien Term Loan, 10.654% (LIBOR+550 basis points), 12/10/2028[2,3,4]	13,889,424
	BradyIFS Holdings LLC
2,256,157	Delayed Draw, 1.000%, 11/22/2025[2,4,6]	2,211,034
1,796,347	First Lien Term Loan, 11.258% (SOFR+625 basis points), 11/22/2025[2,3,4]	1,760,420
	British Engineering Services Holdco Limited
GBP 950,968	Revolver, 10.705% (LIBOR+703 basis points), 12/2/2027[2,3,4,7]	1,130,658
GBP 396,237	First Lien Term Loan, 10.705% (LIBOR+703 basis points), 12/2/2027[2,3,4,7]	471,108
	Caldwell & Gregory LLC
14,807,228	First Lien Term Loan, 10.660% (SOFR+550 basis points), 12/5/2023[2,3,4]	14,738,694
14,911,250	Delayed Draw, 10.616% (SOFR+550 basis points), 12/5/2023[2,3,4]	14,842,234
6,425,305	Captive Resources Midco, LLC First Lien Term Loan, 10.962% PIK (SOFR+550 basis points), 7/1/2029[2,3,4,8]	6,313,808
	CC WDW Borrower, Inc.
1,631,196	Delayed Draw, 1.000%, 1/27/2028[2,4,6]	1,607,799
3,246,079	First Lien Term Loan, 11.576% (SOFR+675 basis points), 1/27/2028[2,3,4]	3,154,754
11,492,868	CGI Parent, LLC First Lien Term Loan, 9.508% (SOFR+450 basis points), 2/14/2028[2,3,4]	11,306,725
	Citrin Cooperman Advisors, LLC
14,472,727	Delayed Draw, 1.000%, 10/1/2027[2,4,6]	14,067,230
448,163	Delayed Draw, 1.000%, 10/1/2027[2,4,5,6]	440,403

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$1,137,931	Delayed Draw, 1.000%, 10/1/2027[2,4,6]	$1,118,227
25,350,000	Delayed Draw, 9.534% (SOFR+500 basis points), 10/1/2027[2,3,4]	24,639,742
2,620,588	Delayed Draw, 10.504% (SOFR+575 basis points), 10/1/2027[2,3,4]	2,547,164
6,114,706	First Lien Term Loan, 9.959% (SOFR+575 basis points), 10/1/2027[2,3,4]	5,943,384
3,862,069	First Lien Term Loan, 10.932% (SOFR+500 basis points), 10/1/2027[2,3,4]	3,737,400
1,521,038	First Lien Term Loan, 11.030% (SOFR+635 basis points), 10/1/2027[2,3,4]	1,471,938
	Cobham Holdings, Inc.
2,343,750	Revolver, 0.500%, 1/9/2028[2,4,6]	2,273,727
24,751,361	First Lien Term Loan, 11.648% (SOFR+675 basis points), 1/9/2030[2,3,4]	23,986,661
	Colonial Bag, LLC
4,426,168	First Lien Term Loan, 9.500% (LIBOR+450 basis points), 9/3/2025[2,3,4]	4,378,869
9,825,000	Incremental Term Loan, 10.138% (LIBOR+500 basis points), 9/3/2025[2,3,4]	9,796,528
	Comar Holding Company, LLC
4,884,481	First Lien Term Loan, 10.701% (SOFR+575 basis points), 6/18/2024[2,3,4]	4,795,583
766,294	Delayed Draw, 11.201% (SOFR+625 basis points), 6/18/2024[2,3,4]	758,105
	Continental Acquisition Holdings, Inc.
2,645,256	Delayed Draw, 11.398% (LIBOR+650 basis points), 1/20/2027[2,3,4]	2,426,180
7,175,000	First Lien Term Loan, 11.548% (LIBOR+650 basis points), 1/20/2027[2,3,4]	6,580,777
	Coretrust Purchasing Group LLC
250,000	Revolver, 0.500%, 9/30/2029[2,4,6]	242,500
2,819,549	Revolver, 0.500%, 9/30/2029[2,4,6]	2,743,099
596,443	Delayed Draw, 1.000%, 9/30/2029[2,4,6]	587,496
2,819,549	Delayed Draw, 1.000%, 9/30/2029[2,4,6]	2,785,518
23,397,837	First Lien Term Loan, 11.557% (SOFR+675 basis points), 9/30/2029[2,3,4]	22,751,634
EUR 900,000	CVL 3 First Lien Term Loan, 8.250% (EURIBOR+550 basis points), 12/21/2028[2,3,4,7]	949,469
	Dispatch Acquisition Holdings, LLC
21,670,000	First Lien Term Loan, 9.298% (LIBOR+425 basis points), 3/25/2028[2,3,4]	21,038,968
2,736,250	First Lien Term Loan, 9.673% (SOFR+463 basis points), 3/25/2028[2,3,4]	2,587,764
	DTI Holdco, Inc.
102,309	Revolver, 0.500%, 4/26/2027[2,4,6]	94,687
779,664	Revolver, 9.426% (PRIME+475 basis points), 4/26/2027[2,3,4,5]	721,576
	Dwyer Instruments, Inc.
1,620,617	Revolver, 0.500%, 7/21/2027[2,4,6]	1,587,063
618,196	Revolver, 0.500%, 7/21/2027[2,4,6]	605,397
1,912,917	Delayed Draw, 1.000%, 7/21/2027[2,4,5,6]	1,887,684
300,114	Revolver, 11.159% (LIBOR+600 basis points), 7/21/2027[2,3,4,5]	293,901
338,262	Revolver, 11.159% (LIBOR+600 basis points), 7/21/2027[2,3,4,5]	331,259
	Easy Ice, LLC
4,322,257	Delayed Draw, 1.000%, 12/31/2025[2,4,6]	4,265,243
10,254,446	First Lien Term Loan, 9.657% (LIBOR+475 basis points), 12/31/2025[2,3,4]	10,119,181
2,902,105	Delayed Draw, 9.657% (LIBOR+475 basis points), 12/31/2025[2,3,4]	2,863,824
796,294	First Lien Term Loan, 9.657% (LIBOR+475 basis points), 12/31/2025[2,3,4]	785,790

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$8,000,000	Echo Global Logistics, Inc. Second Lien Term Loan, 11.859% (LIBOR+700 basis points), 11/23/2029[2,3,4]	$7,555,581
4,071,718	EShipping LLC First Lien Term Loan, 9.840% (LIBOR+500 basis points), 11/5/2027[2,3,4]	4,068,038
	Explorer Investor, Inc.
5,232,558	Delayed Draw, 1.000%, 6/28/2029[2,4,6]	4,903,165
24,581,686	First Lien Term Loan, 10.641% (SOFR+575 basis points), 6/28/2029[2,3,4]	23,034,252
14,200,000	Florida Marine, LLC. First Lien Term Loan, 13.358% (SOFR+850 basis points), 3/17/2028[2,3,4]	13,815,812
	FLS Holding, Inc.
2,000,000	Revolver, 0.500%, 12/17/2027[2,4,6]	1,971,014
4,987,500	Delayed Draw, 10.400% (LIBOR+525 basis points), 12/17/2028[2,3,4]	4,915,215
22,942,500	First Lien Term Loan, 10.402% (LIBOR+525 basis points), 12/17/2028[2,3,4]	22,609,988
	Fortis Solutions Group, LLC
1,559,220	Revolver, 0.500%, 10/15/2027[2,4,6]	1,491,947
239,880	Revolver, 10.340% (LIBOR+550 basis points), 10/15/2027[2,3,4]	229,530
9,940,000	Delayed Draw, 1.000%, 10/15/2028[2,4,6]	9,843,737
50,975	Delayed Draw, 10.340% (LIBOR+550 basis points), 10/15/2028[2,3,4]	48,944
17,941,567	First Lien Term Loan, 10.340% (LIBOR+550 basis points), 10/15/2028[2,3,4]	17,088,376
60,000	Delayed Draw, 10.340% (LIBOR+550 basis points), 10/15/2028[2,3,4]	59,419
	Gerson Lehrman Group, Inc.
64,166,659	First Lien Term Loan, 10.298% (SOFR+525 basis points), 12/5/2024[2,3,4]	63,820,309
	Graffiti Buyer, Inc.
959,550	Revolver, 0.500%, 8/10/2027[2,4,6]	927,666
3,755,737	Delayed Draw, 1.000%, 8/10/2027[2,4,6]	3,630,942
1,286,441	Delayed Draw, 10.659% (LIBOR+550 basis points), 8/10/2027[2,3,4]	1,243,695
1,562,772	Revolver, 10.659% (LIBOR+550 basis points), 8/10/2027[2,3,4]	1,510,844
11,125,539	First Lien Term Loan, 10.659% (LIBOR+550 basis points), 8/10/2027[2,3,4]	10,755,864
	Groundworks, LLC
837,696	Revolver, 0.500%, 3/14/2029[2,4,6]	813,441
2,617,801	Delayed Draw, 1.000%, 3/14/2030[2,4,6]	2,577,722
14,345,550	First Lien Term Loan, 11.360% (SOFR+650 basis points), 3/14/2030[2,3,4]	13,910,799
27,586,299	Guidehouse, Inc. First Lien Term Loan, 11.157% (LIBOR+625 basis points), 10/16/2028[2,3,4]	27,107,096
19,950,000	Highground Restoration Group, Inc. First Lien Term Loan, 10.426% (SOFR+525 basis points), 11/17/2028[2,3,4]	19,512,136
	HPS Industrials
9,740,441	First Lien Term Loan, 10.909% (LIBOR+575 basis points), 7/25/2025[2,3,4,5]	9,703,880
18,065,264	First Lien Term Loan, 11.870% (LIBOR+700 basis points), 10/15/2026[2,3,4,5]	18,012,912
	HSI Halo Acquisition, Inc.
175,000	Revolver, 0.500%, 9/2/2025[2,4,6]	171,815
875,000	Revolver, 10.609% (LIBOR+575 basis points), 9/2/2025[2,3,4,5]	859,075

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	iCIMS, Inc.
$184,671	Revolver, 0.500%, 9/12/2024[2,4,6]	$181,541
1,904,761	Revolver, 0.500%, 8/18/2028[2,4,6]	1,872,480
20,000,000	First Lien Term Loan, 12.054% PIK (SOFR+675 basis points), 8/18/2028[2,3,4,8]	19,661,045
10,000,000	First Lien Term Loan, 12.054% (SOFR+725 basis points), 8/18/2028[2,3,4]	9,843,045
14,925,000	ID Images Acquisition First Lien Term Loan, 11.157% (SOFR+635 basis points), 7/30/2026[2,3,4]	14,642,594
19,900,000	Infogain Corporation First Lien Term Loan, 10.593% (SOFR+575 basis points), 7/30/2028[2,3,4]	19,487,621
14,772,722	Intergulf Corp. First Lien Term Loan, 10.590% (LIBOR+575 basis points), 11/16/2023[2,3,4]	14,717,861
	Isaac Heating & Air Conditioning
2,368,421	Revolver, 0.500%, 5/7/2027[2,4,6]	2,307,520
947,368	Delayed Draw, 1.000%, 5/7/2027[2,4,6]	923,008
3,754,737	Delayed Draw, 10.052% (LIBOR+500 basis points), 5/7/2027[2,3,4]	3,658,188
7,776,316	First Lien Term Loan, 10.384% (LIBOR+500 basis points), 5/7/2027[2,3,4]	7,576,357
	Jade Bidco Limited
EUR 538,430	First Lien Term Loan, 7.905% (EURIBOR+600 basis points), 12/3/2026[2,3,4,7]	577,384
3,375,128	First Lien Term Loan, 9.300% (SOFR+600 basis points), 12/3/2026[2,3,4]	3,337,370
20,000,000	First Lien Term Loan, 9.300% (SOFR+625 basis points), 12/3/2026[2,3,4]	19,776,256
	Komline-Sanderson Group, Inc.
2,343,750	Revolver, 0.500%, 3/17/2026[2,4,6]	2,208,345
4,687,500	Delayed Draw, 1.000%, 3/17/2026[2,4,6]	4,416,691
8,481,916	First Lien Term Loan, 10.688% (LIBOR+600 basis points), 3/17/2026[2,3,4]	7,991,893
1,882,536	First Lien Term Loan, 11.143% (LIBOR+600 basis points), 3/17/2026[2,3,4]	1,773,777
9,237,812	Delayed Draw, 11.188% (LIBOR+600 basis points), 3/17/2026[2,3,4]	8,704,119
	KPSKY Acquisition, Inc.
3,812,500	Delayed Draw, 1.000%, 10/19/2028[2,4,6]	3,801,452
13,016,326	First Lien Term Loan, 10.407% (LIBOR+550 basis points), 10/19/2028[2,3,4]	12,492,543
1,496,995	Delayed Draw, 10.484% (LIBOR+550 basis points), 10/19/2028[2,3,4]	1,492,657
1,184,375	Delayed Draw, 10.484% (LIBOR+550 basis points), 10/19/2028[2,3,4]	1,180,943
	Lav Gear Holdings, Inc.
3,508,728	Delayed Draw, 1.000%, 10/31/2024[2,4,6]	3,403,466
234,451	First Lien Term Loan, 10.548% PIK (SOFR+550 basis points), 10/31/2024[2,3,4,8]	233,707
15,000,000	Delayed Draw, 11.056% (SOFR+625 basis points), 10/31/2024[2,3,4]	14,541,543
5,344,181	First Lien Term Loan, 11.078% PIK (SOFR+603 basis points), 10/31/2024[2,3,4,8]	5,327,227
3,491,272	Delayed Draw, 11.291% (SOFR+625 basis points), 3/31/2024[2,3,4]	3,386,534
18,222,500	Lereta, LLC First Lien Term Loan, 10.090% (LIBOR+525 basis points), 7/30/2028[2,3]	16,929,142
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	Liberty Purchaser, LLC
$665,915	Revolver, 0.500%, 11/22/2028[2,4,6]	$645,938
48,430	Delayed Draw, 1.000%, 11/22/2029[2,4,6]	46,977
5,709,515	First Lien Term Loan, 11.411% (SOFR+650 basis points), 11/22/2029[2,3,4]	5,538,230
1,549,768	Delayed Draw, 11.720% (SOFR+650 basis points), 11/22/2029[2,3,4]	1,503,275
	Lithium Technologies, LLC
367,018	Revolver, 0.500%, 1/3/2024[2,4,6]	357,580
244,678	Revolver, 12.670% (LIBOR+800 basis points), 1/3/2024[2,3,4]	238,387
8,792,149	First Lien Term Loan, 12.670% (LIBOR+800 basis points), 1/3/2024[2,3,4]	8,566,069
	LJ Avalon Holdings, LLC
1,810,345	Revolver, 0.500%, 2/1/2029[2,4,6]	1,752,469
1,034,483	Revolver, 0.500%, 2/1/2029[2,4,6]	1,001,411
4,525,862	Delayed Draw, 1.000%, 2/1/2030[2,4,6]	4,448,923
2,586,207	Delayed Draw, 1.000%, 2/1/2030[2,4,6]	2,542,242
17,543,103	First Lien Term Loan, 11.332% (SOFR+650 basis points), 2/1/2030[2,3,4]	16,982,260
4,961,929	Lynx Franchising, LLC First Lien Term Loan, 11.496% (LIBOR+625 basis points), 12/18/2026[2,3,4]	4,871,622
	Majco LLC
1,266,667	Revolver, 0.500%, 12/23/2027[2,4,6]	1,230,923
400,000	Revolver, 9.230% (SOFR+450 basis points), 12/23/2027[2,3,4]	388,713
3,250,000	Delayed Draw, 1.000%, 12/23/2028[2,4,6]	3,166,430
6,058,708	Delayed Draw, 9.240% (SOFR+450 basis points), 12/23/2028[2,3,4]	5,902,916
8,932,500	First Lien Term Loan, 9.243% (SOFR+450 basis points), 12/23/2028[2,3,4]	8,680,439
	Management Consulting & Research, LLC
627,240	Revolver, 11.103% (SOFR+600 basis points), 8/16/2027[2,3,4]	616,516
1,553,484	Delayed Draw, 10.691% (SOFR+575 basis points), 10/29/2027[2,3,4]	1,526,922
	Marcone Yellowstone Buyer, Inc.
6,984,584	Delayed Draw, 10.931% (LIBOR+550 basis points), 6/23/2028[2,3,4]	6,822,477
21,695,076	First Lien Term Loan, 11.291% (LIBOR+625 basis points), 6/23/2028[2,3,4]	21,191,550
	Motion & Control Enterprises LLC
1,283,821	Revolver, 0.500%, 6/1/2028[2,4,6]	1,242,379
1,644,122	Delayed Draw, 1.000%, 6/1/2028[2,4,5,6]	1,615,653
126,744	Revolver, 9.692% (SOFR+475 basis points), 6/1/2028[2,3,4,5]	122,653
1,804,013	First Lien Term Loan, 10.577% (SOFR+550 basis points), 6/1/2028[2,3,4,5]	1,745,778
	Northstar Recycling, Inc.
2,000,000	Revolver, 0.500%, 10/1/2027[2,4,6]	1,963,600
11,220,250	First Lien Term Loan, 9.748% (LIBOR+485 basis points), 10/1/2027[2,3,4]	11,016,041
	Omni Intermediate Holdings, LLC
2,253,521	Revolver, 0.500%, 12/30/2025[2,4,6]	2,210,249
3,626,656	Delayed Draw, 1.000%, 12/30/2026[2,4,5,6]	3,557,018
906,664	Delayed Draw, 9.967% (SOFR+500 basis points), 12/30/2026[2,3,4,5]	889,254
27,424,605	First Lien Term Loan, 10.048% (SOFR+500 basis points), 12/30/2026[2,3,4]	26,898,001

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$11,391,273	First Lien Term Loan, 10.048% (SOFR+500 basis points), 12/30/2026[2,3,4,5]	$11,172,539
10,074,046	Delayed Draw, 10.048% (SOFR+500 basis points), 12/30/2026[2,3,4,5]	9,880,605
6,964,736	Omni Logistics, LLC First Lien Term Loan, 10.048% (SOFR+500 basis points), 12/30/2026[2,3,4]	6,830,999
34,825,000	P20 Parent, Inc First Lien Term Loan, 12.398% (SOFR+750 basis points), 7/12/2028[2,3,4]	34,220,606
15,900,000	Panda Acquisition LLC First Lien Term Loan, 10.982% (SOFR+625 basis points), 10/18/2028[2,3,4]	13,019,562
8,500,000	PaperWorks Industries, Inc. First Lien Term Loan, 11.575% (LIBOR+800 basis points), 12/18/2025[2,3,4]	8,407,562
	PCX Holding Corp.
437,500	Revolver, 0.500%, 4/22/2027[2,4,6]	423,971
3,081,602	Delayed Draw, 11.409% (LIBOR+625 basis points), 4/22/2027[2,3,4]	2,986,308
187,500	Revolver, 11.409% (LIBOR+625 basis points), 4/22/2027[2,3,4]	181,702
6,140,625	First Lien Term Loan, 11.409% (LIBOR+625 basis points), 4/22/2027[2,3,4]	5,950,736
3,101,914	Delayed Draw, 11.409% (LIBOR+625 basis points), 4/22/2027[2,3,4]	3,005,992
	Pele Buyer LLC
9,865,427	First Lien Term Loan, 9.953% (LIBOR+575 basis points), 6/18/2024[2,3,4]	9,685,875
	Planet US Buyer LLC
814,815	Revolver, 0.500%, 2/1/2028[2,4,6]	788,766
10,185,185	First Lien Term Loan, 11.432% (SOFR+675 basis points), 2/1/2030[2,3,4]	9,859,571
	Polyphase Elevator Holding Company
17,619,000	Delayed Draw, 1.000%, 6/23/2027[2,4,6]	17,033,563
3,363,675	Delayed Draw, 10.498% (LIBOR+550 basis points), 6/23/2027[2,3,4]	3,251,908
9,849,624	First Lien Term Loan, 10.498% (LIBOR+550 basis points), 6/23/2027[2,3,4]	9,398,998
	Potter Electric Signal Company, LLC
586,584	Revolver, 0.500%, 12/19/2025[2,4,5,6]	574,439
2,647,890	Delayed Draw, 1.000%, 12/19/2025[2,4,5,6]	2,593,067
51,007	Revolver, 11.250% (LIBOR+550 basis points), 12/19/2025[2,3,4,5]	49,951
5,000,000	Pregis TopCo LLC Second Lien Term Loan, 12.590% (LIBOR+775 basis points), 8/1/2027[2,3,4]	4,971,028
13,824,425	Prime Buyer, LLC First Lien Term Loan, 10.157% (LIBOR+525 basis points), 12/22/2026[2,3,4]	13,377,538
	PrimeFlight Aviation Services, Inc.
6,009,797	First Lien Term Loan, 10.254% (SOFR+550 basis points), 5/9/2024[2,3,4]	5,840,210
24,687,500	First Lien Term Loan, 10.304% (SOFR+550 basis points), 5/9/2024[2,3,4]	23,990,858
	PT Intermediate Holdings III, LLC
1,667,000	Delayed Draw, 1.000%, 11/1/2028[2,4,6]	1,651,482
9,268,850	Delayed Draw, 11.019% (SOFR+597 basis points), 11/1/2028[2,3,4]	8,904,225
12,936,250	Delayed Draw, 11.019% (SOFR+597 basis points), 11/1/2028[2,3,4]	12,527,145
24,139,875	First Lien Term Loan, 11.019% (SOFR+597 basis points), 11/1/2028[2,3,4]	23,285,813
3,333,000	First Lien Term Loan, 11.394% (SOFR+650 basis points), 11/1/2028[2,3,4]	3,277,022

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	R1 Holdings LLC
$2,097,285	Revolver, 0.500%, 12/29/2028[2,4,6]	$2,038,103
2,433,183	Delayed Draw, 1.000%, 12/29/2028[2,4,6]	2,401,087
1,074,108	Delayed Draw, 11.115% (SOFR+625 basis points), 12/29/2028[2,3,4]	1,059,939
617,647	Revolver, 11.115% (SOFR+625 basis points), 12/29/2028[2,3,4]	600,218
13,743,333	First Lien Term Loan, 11.115% (SOFR+625 basis points), 12/29/2028[2,3,4]	13,355,518
	Radwell Parent, LLC
2,531,793	Revolver, 0.500%, 4/1/2028[2,4,6]	2,433,717
1,744,152	Revolver, 0.500%, 4/1/2028[2,4,6]	1,691,827
389,507	Revolver, 11.557% (SOFR+675 basis points), 4/1/2028[2,3,4]	374,418
7,303,400	Delayed Draw, 1.000%, 4/1/2029[2,4,6]	6,996,338
54,364,485	First Lien Term Loan, 11.523% (SOFR+652 basis points), 4/1/2029[2,3,4]	52,078,797
31,865,945	First Lien Term Loan, 11.648% (SOFR+675 basis points), 4/1/2029[2,3,4]	30,909,967
	RCS Industrials
285,714	Revolver, 0.500%, 1/31/2025[2,4,5,6]	281,945
1,357,609	First Lien Term Loan, 9.730% (LIBOR+500 basis points), 1/31/2025[2,3,4,5]	1,339,701
GBP 13,639,922	Rocket Bidco Limited Delayed Draw, 9.677% (SONIA+550 basis points), 9/15/2027[2,3,4,7]	16,418,061
	RQM Buyer, Inc.
4,687,500	Delayed Draw, 1.000%, 8/12/2026[2,4,6]	4,664,110
27,684,179	First Lien Term Loan, 10.970% (SOFR+575 basis points), 8/12/2026[2,3,4]	27,545,095
4,664,063	Delayed Draw, 10.970% (SOFR+575 basis points), 8/12/2026[2,3,4]	4,640,789
	S4T Holdings Corp.
4,545,455	Delayed Draw, 7.000%, 12/27/2026[2,4,6]	4,462,727
15,261,364	First Lien Term Loan, 10.925% (SOFR+600 basis points), 12/27/2026[2,3,4]	14,983,606
9,978,182	Safety Products Holdings, LLC
	First Lien Term Loan, 11.210% (LIBOR+600 basis points), 12/15/2026[2,3,4]	9,726,603
1,199,613	SEI Holding I Corporation
	Revolver, 0.500%, 3/24/2028[2,4,6]	1,164,853
1,967,746	Delayed Draw, 1.000%, 3/24/2028[2,4,6]	1,940,277
364,812	Delayed Draw, 11.648% (SOFR+675 basis points), 3/24/2028[2,3,4]	359,719
16,227,906	First Lien Term Loan, 11.648% (SOFR+675 basis points), 3/24/2028[2,3,4]	15,757,694
239,923	Revolver, 13.750% (SOFR+575 basis points), 3/24/2028[2,3,4]	232,971
	Seacor Holdings, Inc.
14,324,366	First Lien Term Loan, 11.374% (LIBOR+700 basis points), 10/15/2026[2,3,4]	14,061,834
	Seko Global Logistics Network, LLC
52,582	Revolver, 0.500%, 12/30/2026[2,4,6]	51,625
12,134	Revolver, 11.500% (LIBOR+500 basis points), 12/30/2026[2,3,4]	11,914
	Seko Worldwide, LLC
EUR 10,490,715	First Lien Term Loan, 7.765% (LIBOR+475 basis points), 12/30/2026[2,3,4,7]	11,169,920
9,923,858	First Lien Term Loan, 9.909% (LIBOR+475 basis points), 12/30/2026[2,3,4]	9,743,243

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
$7,128,320	Sequa Corporation First Lien Term Loan, 11.828% (SOFR+700 basis points), 11/23/2028[2,3,4]	$6,765,019
	Sonny’s Enterprises, LLC
640,244	Revolver, 0.500%, 8/5/2025[2,4,6]	638,389
896,341	Delayed Draw, 11.576% (LIBOR+675 basis points), 8/5/2026[2,3,4]	893,744
5,811,360	First Lien Term Loan, 11.576% (LIBOR+675 basis points), 8/5/2026[2,3,4]	5,794,519
	Spartronics LLC
1,920,230	Revolver, 0.500%, 12/31/2025[2,4,6]	1,882,396
2,087,121	Revolver, 10.100% (LIBOR+525 basis points), 12/31/2025[2,3,4]	2,045,999
11,654,855	First Lien Term Loan, 10.160% (LIBOR+525 basis points), 12/31/2025[2,3,4]	11,449,741
	Speedstar Holding LLC
1,448,276	Delayed Draw, 0.500%, 1/22/2027[2,4,6]	1,400,904
10,215,993	First Lien Term Loan, 12.291% (SOFR+725 basis points), 1/22/2027[2,3,4]	9,881,836
9,900,000	Standard Elevator Systems First Lien Term Loan, 11.061% (LIBOR+575 basis points), 12/2/2027[2,3,4]	9,422,274
3,777,039	Stats Intermediate Holdings, LLC First Lien Term Loan, 10.127% (LIBOR+525 basis points), 7/10/2026[2,3]	3,560,100
	System Planning and Analysis, Inc.
1,568,100	Revolver, 0.500%, 8/16/2027[2,4,6]	1,541,289
15,113,351	First Lien Term Loan, 10.691% (SOFR+575 basis points), 8/16/2027[2,3,4]	14,854,943
3,643,011	Delayed Draw, 1.000%, 10/29/2027[2,4,6]	3,580,722
	Tank Holding Corp.
1,275,964	Revolver, 0.500%, 3/31/2028[2,4,6]	1,227,176
504,451	Revolver, 10.657% (SOFR+585 basis points), 3/31/2028[2,3,4]	485,162
47,978,487	First Lien Term Loan, 10.657% (SOFR+585 basis points), 3/31/2028[2,3,4]	46,143,943
14,925,000	First Lien Term Loan, 10.657% (SOFR+575 basis points), 3/31/2028[2,3,4]	14,354,316
9,685,535	Texas Hydraulics, Inc. First Lien Term Loan, 11.350% (LIBOR+650 basis points), 12/22/2026[2,3,4]	9,606,291
	The Arcticom Group, LLC
4,057,143	Revolver, 0.500%, 12/22/2027[2,4,6]	3,935,531
15,000,000	Delayed Draw, 11.933% (SOFR+675 basis points), 12/22/2027[2,3,4]	14,550,378
11,000,000	Delayed Draw, 11.933% (SOFR+675 basis points), 12/22/2027[2,3,4]	10,670,277
5,942,857	Revolver, 11.940% (SOFR+600 basis points), 12/22/2027[2,3,4]	5,764,721
	The Vertex Companies, Inc.
965,217	Revolver, 0.500%, 8/31/2026[2,4,6]	933,013
339,130	Revolver, 10.157% (SOFR+525 basis points), 8/31/2026[2,3,4]	327,815
820,565	Delayed Draw, 1.000%, 8/31/2027[2,4,6]	793,187
3,082,625	Delayed Draw, 9.959% (SOFR+525 basis points), 8/31/2027[2,3,4]	2,979,772
9,660,326	First Lien Term Loan, 10.157% (SOFR+525 basis points), 8/31/2027[2,3,4]	9,338,008

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	Time Manufacturing Acquisition, LLC
$1,342,466	Revolver, 0.500%, 2/3/2023[2,4,6]	$1,263,253
EUR 11,621,898	First Lien Term Loan, 9.198% (EURIBOR+650 basis points), 12/1/2027[2,3,4,7]	11,796,927
1,671,233	Revolver, 11.453% (LIBOR+650 basis points), 12/1/2027[2,3,4]	1,572,621
18,044,913	First Lien Term Loan, 11.453% (LIBOR+650 basis points), 12/1/2027[2,3,4]	16,980,165
23,403,846	Tinicum Voltage Acquisition Corp. First Lien Term Loan, 9.600% (LIBOR+475 basis points), 12/15/2028[2,3,4]	22,684,809
	Titan Group Holdco, LLC
1,450,000	Revolver, 0.500%, 8/12/2027[2,4,6]	1,398,188
3,236,317	Delayed Draw, 1.000%, 8/12/2027[2,4,6]	3,120,676
1,050,000	Revolver, 8.500% (LIBOR+450 basis points), 8/12/2027[2,3,4]	1,012,481
2,494,553	Delayed Draw, 9.700% (LIBOR+450 basis points), 8/12/2027[2,3,4]	2,405,417
513,683	Delayed Draw, 9.510% (LIBOR+450 basis points), 8/12/2027[2,3,4]	495,328
2,493,750	Delayed Draw, 9.798% (LIBOR+450 basis points), 8/12/2027[2,3,4]	2,404,643
8,640,625	First Lien Term Loan, 9.798% (LIBOR+450 basis points), 8/12/2027[2,3,4]	8,331,877
	TMC Buyer, Inc.
253,834	Delayed Draw, 1.000%, 6/30/2028[2,4,6]	220,835
3,671,387	First Lien Term Loan, 10.865% (SOFR+600 basis points), 6/30/2028[2,3,4]	3,194,107
	Trident Maritime Systems, Inc.
222,222	Revolver, 0.500%, 2/26/2027[2,4,6]	220,404
111,111	Revolver, 1.000%, 2/26/2027[2,4,6]	110,202
1,333,333	Revolver, 9.459% (LIBOR+475 basis points), 2/26/2027[2,3,4]	1,322,424
16,353,670	First Lien Term Loan, 9.909% (LIBOR+475 basis points), 2/26/2027[2,3,4]	16,219,870
	USRP Holdings, Inc.
645,161	Revolver, 0.500%, 7/23/2027[2,4,6]	623,724
3,145,613	Revolver, 0.500%, 7/23/2027[2,4,5,6]	3,041,091
2,193,178	Delayed Draw, 1.000%, 7/23/2027[2,4,6]	2,120,304
4,699,666	Delayed Draw, 10.201% (LIBOR+550 basis points), 7/23/2027[2,3,4]	4,543,508
16,359,017	First Lien Term Loan, 10.548% (LIBOR+550 basis points), 7/23/2027[2,3,4]	15,815,446
EUR 1,300,000	Utac Ceram First Lien Term Loan, 7.515% (EURIBOR+450 basis points), 9/30/2023[2,3,4,7]	1,386,991
18,977,220	Valcourt Holdings II, LLC First Lien Term Loan, 10.298% (LIBOR+525 basis points), 1/7/2027[2,3,4]	18,821,955
	VRC Companies, LLC
625,000	Revolver, 0.500%, 6/29/2027[2,4,6]	617,166
582,027	Delayed Draw, 1.000%, 6/29/2027[2,4,6]	574,732
4,302,014	First Lien Term Loan, 10.574% (SOFR+575 basis points), 6/29/2027[2,3,4]	4,248,089
21,520,313	First Lien Term Loan, 10.651% (LIBOR+550 basis points), 6/29/2027[2,3,4]	21,250,561
4,638,081	Delayed Draw, 10.783% (SOFR+575 basis points), 6/29/2027[2,3,4]	4,579,944

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	INDUSTRIALS (Continued)
	VSG Acquisition Corp.
$2,310,000	Revolver, 0.500%, 4/11/2028[2,4,6]	$2,223,293
5,681,667	Delayed Draw, 1.000%, 4/11/2028[2,4,6]	5,468,402
17,368,750	First Lien Term Loan, 10.659% (SOFR+550 basis points), 4/11/2028[2,3,4,5]	16,716,805
2,484,592	Delayed Draw, 10.660% (SOFR+550 basis points), 4/11/2028[2,3,4,5]	2,391,331
23,333	Revolver, 12.000% (SOFR+550 basis points), 4/11/2028[2,3,4,5]	22,458
	VSTG Acquisition Corp.
41,790,000	First Lien Term Loan, 10.157% (SOFR+525 basis points), 7/13/2029[2,3,4]	40,182,424
30,000,000	Watlow Electric Manufacturing Company First Lien Term Loan, 9.938% (SOFR+375 basis points), 3/2/2028[2,3,4]	29,868,900
		2,144,011,976
	MATERIALS — 3.6%
1,282,937	ADG Acquisiton, LLC Delayed Draw, 12.705% (LIBOR+788 basis points), 12/14/2023[2,3,4,5]	1,272,561
	Alpine Acquisition Corp.
428,281	Revolver, 0.500%, 11/30/2026[2,4,6]	406,542
50,769,397	First Lien Term Loan, 10.265% (SOFR+550 basis points), 11/30/2026[2,3,4]	48,192,356
47,587	Revolver, 10.403% (SOFR+550 basis points), 11/30/2026[2,3,4]	45,171
2,487,500	First Lien Term Loan, 10.765% (SOFR+600 basis points), 11/30/2026[2,3,4]	2,361,235
74,224,806	ASP Unifrax Holdings, Inc. First Lien Term Loan, 8.909% (LIBOR+375 basis points), 12/14/2025[2,3]	67,527,130
	Berlin Packaging LLC
2,828,099	Delayed Draw, 1.000%, 11/7/2026[2,4,6]	2,711,582
EUR 13,068,750	Second Lien Term Loan, 10.265% (EURIBOR+725 basis points), 12/28/2029[2,3,4,7]	13,369,831
EUR 2,271,901	Second Lien Term Loan, 11.909% (EURIBOR+675 basis points), 12/28/2029[2,3,4,7]	2,178,298
	Consolidated Label Co.
1,339,286	Revolver, 0.500%, 7/15/2026[2,4,6]	1,301,493
578,516	Revolver, 0.500%, 7/15/2026[2,4,6]	562,191
11,671,423	First Lien Term Loan, 9.777% (LIBOR+500 basis points), 7/15/2026[2,3,4]	11,342,074
4,925,000	Incremental Term Loan, 9.840% (LIBOR+500 basis points), 7/15/2026[2,3,4]	4,786,024
1,393,394	Cyxtera Equipment Leases First Lien Term Loan, 8.250%, 1/1/2024[2,4,5]	1,376,973
5,661,005	ENS Holdings III Corp. First Lien Term Loan, 9.748% (LIBOR+475 basis points), 12/31/2025[2,3,4,5]	5,529,617
	Formerra LLC
237,231	Delayed Draw, 1.000%, 11/1/2028[2,4,6]	233,376
5,930,768	First Lien Term Loan, 12.082% (SOFR+725 basis points), 11/1/2028[2,3,4]	5,738,018

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
$7,229,613	HPS Materials First Lien Term Loan, 12.603% (LIBOR+788 basis points), 12/14/2023[2,3,4,5]	$7,171,142
	Indigo Buyer, Inc.
1,666,667	Revolver, 0.500%, 5/23/2028[2,4,6]	1,639,673
333,333	Revolver, 8.632% (SOFR+585 basis points), 5/23/2028[2,3,4,5]	327,935
12,967,500	First Lien Term Loan, 8.632% (SOFR+585 basis points), 5/23/2028[2,3,4,5]	12,757,473
5,000,000	Delayed Draw, 10.532% (SOFR+585 basis points), 5/23/2028[2,3,4,5]	4,919,018
	Nelipak Holding Company
24,806,701	First Lien Term Loan, 9.075% (LIBOR+425 basis points), 7/2/2026[2,3,4]	24,477,510
	New ILC Dover, Inc.
1,087,932	Revolver, 0.500%, 2/2/2026[2,4,6]	1,051,783
177,105	Revolver, 11.500% (PRIME+400 basis points), 2/2/2026[2,3,4,5]	171,221
	Oliver Packaging, LLC
380,952	Revolver, 0.500%, 7/6/2028[2,4,6]	375,550
888,889	Revolver, 10.048% (SOFR+500 basis points), 7/6/2028[2,3,4]	876,283
8,686,508	First Lien Term Loan, 10.048% (SOFR+500 basis points), 7/6/2028[2,3,4]	8,563,314
	Olympic Buyer, Inc.
2,352,941	Revolver, 0.500%, 6/30/2028[2,4,6]	2,295,503
26,257,751	First Lien Term Loan, 9.157% (SOFR+435 basis points), 6/30/2028[2,3,4]	25,616,762
EUR 12,701,000	Optimum Group First Lien Term Loan, 8.665% (EURIBOR+575 basis points), 6/16/2028[2,3,4,7]	13,274,919
20,000,000	Oscar AcquisitionCo, LLC First Lien Term Loan, 6.109% (SOFR+450 basis points), 4/29/2029[2,3]	19,327,800
	Rohrer Corporation
11,907,997	First Lien Term Loan, 9.209% (LIBOR+500 basis points), 3/15/2027[2,3,4,5]	11,273,724
	SureWerx Purchaser III, Inc.
1,000,000	Revolver, 0.500%, 12/28/2028[2,4,6]	971,739
1,875,000	Delayed Draw, 1.000%, 12/28/2029[2,4,6]	1,840,795
9,125,000	First Lien Term Loan, 11.649% (SOFR+675 basis points), 12/28/2029[2,3,4]	8,867,121
2,500,000	Tangent Technologies Acquisition, LLC Second Lien Term Loan, 12.949% (SOFR+875 basis points), 5/30/2028[2,3,4]	2,455,463
	Technimark Holdings, LLC
15,000,000	Second Lien Term Loan, 11.390% (LIBOR+675 basis points), 7/9/2029[2,3,4]	14,430,176
	Tilley Chemical Co., Inc.
1,555,556	Revolver, 0.500%, 12/31/2026[2,4,6]	1,516,959
1,000,000	Revolver, 0.500%, 12/31/2026[2,4,6]	975,188

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	MATERIALS (Continued)
$5,280,000	Delayed Draw, 10.548% (SOFR+550 basis points), 12/31/2026[2,3,4]	$5,156,926
1,490,714	First Lien Term Loan, 10.548% (SOFR+550 basis points), 12/31/2026[2,3,4]	1,453,726
18,921,411	First Lien Term Loan, 10.757% (SOFR+550 basis points), 12/31/2026[2,3,4]	18,451,930
24,687,500	USALCO, LLC First Lien Term Loan, 11.159% (LIBOR+600 basis points), 10/19/2027[2,3,4]	24,571,540
	V Global Holdings LLC
11,637,143	Revolver, 0.500%, 12/22/2025[2,4,5,6]	11,104,737
2,096,131	Revolver, 10.574% (SOFR+600 basis points), 12/22/2025[2,3,4,5]	2,000,232
		396,850,614
	REAL ESTATE — 1.1%
	Associations, Inc.
18,366,667	Revolver, 1.000%, 7/2/2027[2,4,6]	18,313,441
21,472,082	First Lien Term Loan, 11.365% PIK (SOFR+676 basis points), 7/2/2027[2,3,4,8]	21,409,857
4,008,170	Delayed Draw, 11.390% PIK (SOFR+676 basis points), 7/2/2027[2,3,4,8]	3,996,555
6,654,895	Delayed Draw, 11.419% PIK (SOFR+676 basis points), 7/2/2027[2,3,4,8]	6,635,609
	CRS TH Holdings Corp
4,237,288	Revolver, 0.500%, 12/1/2027[2,4,6]	3,961,924
6,340,042	Delayed Draw, 9.590% (LIBOR+475 basis points), 12/1/2027[2,3,4]	5,928,029
14,262,712	First Lien Term Loan, 9.590% (LIBOR+475 basis points), 12/1/2027[2,3,4]	13,335,838
3,659,574	Eagleview Technology Second Lien Term Loan, 12.659% (LIBOR+750 basis points), 8/14/2026[2,3,4]	3,567,201
	MRI Software LLC
2,159,885	Revolver, 0.500%, 2/10/2026[2,4,5]	2,085,521
5,645,000	Delayed Draw, 1.000%, 2/10/2026[2,4,6]	5,450,644
14,753,239	First Lien Term Loan, 10.659% (LIBOR+550 basis points), 2/10/2026[2,3,4]	14,245,288
20,000,000	Royal Property Company First Lien Term Loan, 9.936% (SOFR+525 basis points), 2/2/2029[2,3,4]	19,543,200
		118,473,107
	TECHNOLOGY — 20.8%
	1WS Intermediate, Inc.
10,629,854	First Lien Term Loan, 9.797% (SOFR+500 basis points), 7/8/2025[2,3,4]	10,478,988
143,159	Delayed Draw, 9.883% (SOFR+500 basis points), 7/8/2025[2,3,4]	141,127
	Abracon Group Holdings, LLC
865,385	Revolver, 0.500%, 7/6/2028[2,4,6]	860,472
1,730,769	Revolver, 0.500%, 7/6/2028[2,4,6]	1,725,754
4,326,923	Delayed Draw, 1.000%, 7/6/2028[2,4,6]	4,314,384
2,163,462	Delayed Draw, 1.000%, 7/6/2028[2,4,6]	2,157,192
35,823,678	First Lien Term Loan, 10.890% (SOFR+575 basis points), 7/6/2028[2,3,4]	35,620,303

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Acquia, Inc.
$2,031,627	First Lien Term Loan, 11.789% (LIBOR+700 basis points), 10/31/2025[2,3,4]	$2,015,005
302,938	Revolver, 12.149% (LIBOR+700 basis points), 10/31/2025[2,3,4]	300,459
	ACS
3,870,102	First Lien Term Loan, 9.090% (LIBOR+425 basis points), 10/9/2026[2,3,4]	3,780,668
6,876,457	Second Lien Term Loan, 13.090% (LIBOR+825 basis points), 10/9/2027[2,3,4]	6,763,618
	Affinipay Midco, LLC
2,209,945	Revolver, 0.500%, 6/9/2028[2,4,6]	2,191,642
4,640,884	Delayed Draw, 1.000%, 6/9/2028[2,4,6]	4,640,884
32,983,425	First Lien Term Loan, 10.645% (SOFR+575 basis points), 6/9/2028[2,3,4]	32,710,261
	Afiniti, Inc.
20,700,284	First Lien Term Loan, 11.750% PIK, (1,025 basis points), 6/13/2024[2,4,5,8]	20,007,749
	AG-Twin Brook Technology
9,875,000	First Lien Term Loan, 10.159% (LIBOR+500 basis points), 10/29/2026[2,3,4,5]	9,790,281
10,000,000	First Lien Term Loan, 11.218% (SOFR+650 basis points), 10/5/2027[2,3,4,5]	9,732,027
14,812,500	First Lien Term Loan, 11.541% (SOFR+650 basis points), 10/5/2027[2,3,4,5]	14,415,564
54,862,500	AIDC Intermediate Co2, LLC First Lien Term Loan, 11.059% (SOFR+640 basis points), 7/22/2027[2,3,4]	54,149,517
25,000,000	Anaplan, Inc. First Lien Term Loan, 11.307% (SOFR+650 basis points), 6/21/2029[2,3,4]	24,927,552
GBP 12,230,216	ANS Midco 3 Limited First Lien Term Loan, 12.233% PIK (LIBOR+806 basis points), 9/8/2027[2,3,4,7,8]	13,377,277
	Appfire Technologies, LLC
924,000	Revolver, 0.500%, 3/9/2027[2,4,6]	912,089
8,791,021	Delayed Draw, 1.000%, 3/9/2027[2,4,6]	8,736,710
20,088,562	First Lien Term Loan, 10.326% (SOFR+550 basis points), 3/9/2027[2,3,4]	19,829,614
56,000	Revolver, 10.326% (SOFR+550 basis points), 3/9/2027[2,3,4]	55,278
	Applied Technical Services LLC
250,000	Revolver, 0.500%, 12/29/2026[2,4,6]	244,098
1,340,909	Delayed Draw, 1.000%, 12/29/2026[2,4,6]	1,312,340
659,091	Revolver, 12.750% (PRIME+475 basis points), 12/29/2026[2,3,4]	643,530
2,252,386	Delayed Draw, 10.909% (LIBOR+575 basis points), 12/29/2026[2,3,4]	2,199,208
6,715,909	First Lien Term Loan, 10.909% (LIBOR+575 basis points), 12/29/2026[2,3,4]	6,557,347
2,681,818	Delayed Draw, 10.909% (LIBOR+575 basis points), 12/29/2026[2,3,4]	2,624,680
2,067,841	Delayed Draw, 10.909% (LIBOR+575 basis points), 12/29/2026[2,3,4]	2,023,784
	Apptio, Inc.
92,871	Revolver, 0.500%, 1/10/2025[2,4,6]	91,297
8,232,848	First Lien Term Loan, 9.806% (LIBOR+500 basis points), 1/10/2025[2,3,4]	8,093,320
835,835	Revolver, 10.806% (LIBOR+725 basis points), 1/10/2025[2,3,4]	821,669
	Apryse Software Corp.
1,625,000	Delayed Draw, 1.000%, 7/15/2027[2,4,6]	1,606,974
20,262,366	First Lien Term Loan, 10.306% (SOFR+550 basis points), 7/15/2027[2,3,4]	19,623,606
3,375,000	First Lien Term Loan, 10.806% (SOFR+550 basis points), 7/15/2027[2,3,4]	3,312,214
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$5,259,615	AQA Acquisition Holding, Inc. Second Lien Term Loan, 12.454% (LIBOR+750 basis points), 3/3/2029[2,3,4]	$4,946,316
	Arcstor Midco LLC
96,063	First Lien Term Loan, 8.468%, 3/16/2027[2,4,6]	78,022
15,094,360	First Lien Term Loan, 12.307% PIK (SOFR+750 basis points), 3/16/2027[2,3,4],8	12,259,557
	ASG II, LLC
3,281,391	Delayed Draw, 1.000%, 5/25/2028[2,4,6]	3,245,010
1,327,304	Delayed Draw, 11.076% (SOFR+625 basis points), 5/25/2028[2,3,4]	1,312,589
30,724,638	First Lien Term Loan, 11.076% (SOFR+625 basis points), 5/25/2028[2,3,4]	30,106,964
7,943,954	ATP Intermediate, Inc. First Lien Term Loan, 12.774% (SOFR+773 basis points), 6/16/2025[2,3,4]	7,809,719
	AVALARA, Inc.
2,727,273	Revolver, 0.500%, 10/19/2028[2,4,6]	2,664,442
30,434,818	First Lien Term Loan, 12.148% (SOFR+725 basis points), 10/19/2028[2,3,4]	29,727,456
2,332,320	AVI-SPL First Lien Term Loan, 10.534% (LIBOR+538 basis points), 3/10/2027[2,3,4]	2,325,561
	Benefit Street Technology
1,333,333	Revolver, 0.500%, 10/1/2026[2,4,5,6]	1,313,475
1,333,333	Revolver, 12.250% (LIBOR+550 basis points), 10/1/2026[2,3,4,5]	1,313,475
24,750,000	First Lien Term Loan, 10.201% (LIBOR+550 basis points), 10/1/2027[2,3,4,5]	24,381,374
4,444,444	Delayed Draw, 1.000%, 5/2/2028[2,4,6]	4,318,610
35,377,778	First Lien Term Loan, 10.984% (SOFR+625 basis points), 5/2/2028[2,3,4]	34,376,139
	Beta Plus Technologies, Inc.
4,669,900	Revolver, 0.500%, 7/1/2027[2,4,6]	4,577,158
2,030,100	Revolver, 9.148% (SOFR+525 basis points), 7/1/2027[2,3,4]	1,989,783
50,000,000	First Lien Term Loan, 9.374% (SOFR+525 basis points), 7/1/2029[2,3,4]	49,132,357
	BetterCloud, Inc.
2,512,669	Revolver, 0.500% PIK, 6/30/2028[2,4,6,8]	2,468,578
3,801,052	Revolver, 0.500%, 6/30/2028[2,4,5,6]	3,790,037
42,070,503	First Lien Term Loan, 11.891% PIK (SOFR+700 basis points), 6/30/2028[2,3,4,8]	41,703,315
	Bigtime Software, Inc.
2,327,586	Revolver, 0.500%, 6/30/2028[2,4,6]	2,314,372
15,517,241	First Lien Term Loan, 11.182% (SOFR+650 basis points), 6/30/2028[2,3,4]	15,429,149
3,370,787	Bluefin Holding, LLC Second Lien Term Loan, 12.704% (LIBOR+775 basis points), 9/26/2027[2,3,4]	3,264,727
	Bounteous, Inc.
558,000	Revolver, 0.500%, 8/2/2027[2,4,6]	511,508
4,300,000	Delayed Draw, 1.000%, 8/2/2027[2,4,6]	3,941,726
4,446,450	Delayed Draw, 10.203% (SOFR+500 basis points), 8/2/2027[2,3,4]	4,075,974
10,698,000	First Lien Term Loan, 10.203% (SOFR+525 basis points), 8/2/2027[2,3,4]	9,806,649
1,242,000	Revolver, 10.236% (SOFR+525 basis points), 8/2/2027[2,3,4]	1,138,517

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$15,000,000	Bullhorn, Inc. First Lien Term Loan, 11.148% (SOFR+625 basis points), 9/30/2026[2,3,4]	$14,771,884
	BusinesSolver.com, Inc.
1,260,606	Delayed Draw, 1.000%, 12/1/2027[2,4,6]	1,259,593
117,591	Delayed Draw, 9.885% (LIBOR+550 basis points), 12/1/2027[2,3,4]	117,496
5,070,000	First Lien Term Loan, 10.659% (LIBOR+550 basis points), 12/1/2027[2,3,4]	5,018,868
7,000,000	CAI Software First Lien Term Loan, 8.500% (LIBOR+625 basis points), 12/13/2028[2,3,4]	6,690,265
	Captify Intermediate Holdings Corp.
2,468,750	Delayed Draw, 12.602% (LIBOR+800 basis points), 7/12/2026[2,3,4]	2,442,368
8,596,875	First Lien Term Loan, 12.830% (LIBOR+800 basis points), 7/12/2026[2,3,4]	8,505,006
	CEB Acquisitionco, LLC
2,475,000	First Lien Term Loan, 8.050% (LIBOR+375 basis points), 12/21/2027[2,3,4]	2,357,345
2,500,000	First Lien Term Loan, 10.410% (LIBOR+550 basis points), 12/21/2027[2,3,4]	2,353,271
	Certify Inc.
2,016,129	Delayed Draw, 10.340% (LIBOR+550 basis points), 2/28/2024[2,3,4]	1,997,614
604,839	Revolver, 0.500%, 2/28/2024[2,4,6]	599,284
19,758,065	First Lien Term Loan, 10.340% (LIBOR+550 basis points), 2/28/2024[2,3,4]	19,576,616
2,419,355	Delayed Draw, 10.340% (LIBOR+550 basis points), 2/28/2024[2,3,4]	2,397,137
201,613	Revolver, 10.340% (LIBOR+550 basis points), 2/28/2024[2,3,4]	199,761
	Chronicle Bidco, Inc.
4,476,202	Delayed Draw, 1.000%, 5/19/2029[2,4,6]	4,409,059
7,954,929	Delayed Draw, 11.615% (SOFR+675 basis points), 5/19/2029[2,3,4]	7,835,605
4,730,254	Delayed Draw, 1.000%, 5/18/2029[2,4,6]	4,659,300
	Cleo Communications Holding, LLC
12,860,000	First Lien Term Loan, 11.219% (LIBOR+650 basis points), 6/7/2027[2,3,4]	12,424,963
2,140,000	Revolver, 0.500%, 6/11/2028[2,4,6]	2,067,607
3,596,755	CommerceHub, Inc. First Lien Term Loan, 10.777% (SOFR+625 basis points), 12/29/2027[2,3,4]	3,344,982
10,000,000	Conservice Midco, LLC Second Lien Term Loan, 12.657% (LIBOR+775 basis points), 5/13/2028[2,3,4]	9,866,015
4,577,234	Corel Corporation First Lien Term Loan, 9.991% (LIBOR+500 basis points), 7/2/2026[2,3]	4,299,739
	Coupa Holdings, LLC
1,771,654	Revolver, 0.500%, 2/27/2029[2,4,6]	1,723,960
395,719	Delayed Draw, 1.000%, 2/28/2029[2,4,6]	390,003
2,313,799	Delayed Draw, 1.000%, 2/28/2029[2,4,6]	2,280,376
30,346,605	First Lien Term Loan, 12.292% (SOFR+750 basis points), 2/27/2030[2,3,4]	29,529,662
	DataLink, LLC
620,968	Revolver, 0.500%, 11/20/2026[2,4,6]	586,337
225,806	Revolver, 11.798% (LIBOR+675 basis points), 11/20/2026[2,3,4]	213,213
6,197,117	First Lien Term Loan, 11.798% (LIBOR+675 basis points), 11/20/2026[2,3,4]	5,851,510

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$12,500,000	DCert Buyer, Inc. Second Lien Term Loan, 11.696% (LIBOR+700 basis points), 2/24/2029[2,3]	$11,585,782
24,874,055	Diamondback Acquisition, Inc. First Lien Term Loan, 10.340% (LIBOR+550 basis points), 9/13/2028[2,3,4]	24,399,813
	Diligent Corporation
10,218,000	First Lien Term Loan, 10.590% (LIBOR+575 basis points), 8/4/2025[2,3,4]	10,012,975
880,336	Delayed Draw, 10.590% (LIBOR+575 basis points), 8/24/2025[2,3,4]	861,756
	Disco Parent, LLC
331,390	Revolver, 0.500%, 3/30/2029[2,4,6]	323,105
3,313,901	First Lien Term Loan, 12.391% (SOFR+750 basis points), 3/30/2029[2,3,4]	3,231,053
EUR 6,500,000	Dragon Bidco First Lien Term Loan, 9.692% (EURIBOR+675 basis points), 4/27/2028[2,3,4,7]	6,800,777
2,756,575	DS Admiral Bidco LLC First Lien Term Loan, 11.898% (SOFR+700 basis points), 3/16/2028[2,3,4]	2,673,877
GBP 10,996,000	ERG Bidco, Ltd. First Lien Term Loan, 8.435% (SONIA+625 basis points), 6/25/2028[2,3,4,7]	13,155,290
	ESG Investments, Inc.
2,142,857	Revolver, 0.500%, 9/11/2027[2,4,6]	2,001,884
8,035,714	Delayed Draw, 1.000%, 3/11/2028[2,4,6]	7,507,066
15,380,357	First Lien Term Loan, 9.548% (SOFR+450 basis points), 3/11/2028[2,3,4]	14,368,525
7,000,000	FBF Investments Limited First Lien Term Loan, 13.267% (LIBOR+850 basis points), 12/29/2025[2,3,4]	6,925,196
	FSS Buyer LLC
1,610,390	Revolver, 0.500%, 8/31/2027[2,4,6]	1,563,334
18,113,766	First Lien Term Loan, 10.385% (LIBOR+575 basis points), 8/31/2028[2,3,4]	17,584,477
	Gainsight, Inc.
2,625,000	Revolver, 0.500% PIK, 7/30/2027[2,4,6],8	2,502,275
22,681,895	First Lien Term Loan, 11.575% PIK (LIBOR+675 basis points), 7/30/2027[2,3,4],8	21,621,462
SEK 11,250,000	Goldcup 25952 AB First Lien Term Loan, 9.136% (STIBOR+600 basis points), 8/18/2027[2,3,4,7]	986,927
	GovBrands Intermediate, Inc.
91,700	Revolver, 0.500%, 4/4/2027[2,4,6]	87,670
905,972	Delayed Draw, 1.000%, 4/4/2027[2,4,6]	866,157
1,936,515	Delayed Draw, 10.659% (SOFR+550 basis points), 8/4/2027[2,3,4]	1,851,411
825,300	Revolver, 10.659% (SOFR+550 basis points), 8/4/2027[2,3,4]	789,030
8,607,050	First Lien Term Loan, 10.659% (SOFR+550 basis points), 8/4/2027[2,3,4]	8,228,794
	GS Acquisitionco, Inc.
690,589	Revolver, 0.500%, 5/22/2026[2,4,6]	687,637
25,234,700	First Lien Term Loan, 10.798% (SOFR+575 basis points), 5/22/2026[2,3,4]	25,126,833

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$19,950,000	HCSS First Lien Term Loan, 10.340% (LIBOR+550 basis points), 11/15/2027[2,3,4]	$19,387,042
	Help Systems Holdings, Inc.
9,755,497	First Lien Term Loan, 8.776% (LIBOR+400 basis points), 11/19/2026[2,3]	8,747,716
10,000,000	Second Lien Term Loan, 11.657% (LIBOR+675 basis points), 11/19/2027[2,3,4]	9,743,568
1,970,000	HotSchedules First Lien Term Loan, 11.590% (LIBOR+675 basis points), 7/9/2025[2,3,4]	1,845,333
	HPS Technology
GBP 14,442,519	First Lien Term Loan, 9.055% (SONIA+500 basis points), 8/3/2025[2,3,4,7]	17,765,440
GBP 7,523,888	First Lien Term Loan, 9.677% (SONIA+625 basis points), 9/15/2027[2,3,4,7]	9,056,332
GBP 18,029,232	Delayed Draw, 1.000%, 3/9/2029[2,4,6,7]	21,702,278
GBP 2,715,689	Delayed Draw, 8.178% (SONIA+525 basis points), 9/15/2027[2,3,4,7]	3,268,949
AUD 2,737,949	Delayed Draw, 9.677% (BBSW+550 basis points), 9/15/2027[2,3,4,7]	1,785,708
	IG Investments
722,543	Revolver, 0.500%, 9/22/2028[2,4,6]	716,632
9,161,488	First Lien Term Loan, 10.907% (LIBOR+600 basis points), 9/22/2028[2,3,4]	9,086,532
	Imagine Acquisitionco, Inc.
1,157,556	Revolver, 0.500%, 11/16/2027[2,4,6]	1,119,093
1,607,717	Delayed Draw, 1.000%, 11/16/2027[2,4,6]	1,554,296
7,162,379	First Lien Term Loan, 10.372% (LIBOR+550 basis points), 11/16/2027[2,3,4]	6,924,391
20,000,000	Infinite Bidco LLC First Lien Term Loan, 10.916% (SOFR+625 basis points), 3/2/2028[2,3,4]	19,363,421
1,090,909	Invicti Intermediate 2, LLC Revolver, 0.500%, 11/16/2027[2,4,5,6]	1,049,196
	IQN Holding Corp.
577,540	Revolver, 0.500%, 5/2/2028[2,4,6]	572,757
1,335,080	Delayed Draw, 1.000%, 5/2/2029[2,4,6]	1,329,507
7,052,487	First Lien Term Loan, 10.379% (SOFR+525 basis points), 5/2/2029[2,3,4]	6,991,253
7,000,000	Ivanti Software, Inc. Second Lien Term Loan, 12.213% (LIBOR+725 basis points), 12/1/2028[2,3]	4,231,502
NOK 14,162,246	Jigsaw Bidco AS First Lien Term Loan, 11.270% PIK (LIBOR+725 basis points), 5/3/2024[2,3,4,7,8]	1,315,331
	Kaseya, Inc.
4,100,000	Delayed Draw, 0.500%, 6/23/2029[2,4,6]	4,068,098
4,100,000	Revolver, 0.500%, 6/23/2029[2,4,6]	4,068,098
66,800,000	First Lien Term Loan, 10.648% (SOFR+575 basis points), 6/23/2029[2,3,4]	66,280,232
	Kona Buyer, LLC
18,514,190	First Lien Term Loan, 9.648% (LIBOR+475 basis points), 12/11/2027[2,3,4]	18,251,423
	Litera Bidco LLC
14,163,404	First Lien Term Loan, 10.407% (LIBOR+550 basis points), 5/18/2023[2,3,4]	13,586,367
10,645,890	First Lien Term Loan, 10.907% (LIBOR+600 basis points), 5/18/2023[2,3,4]	10,212,162

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	LMG Holdings, Inc.
$285,714	Revolver, 0.500%, 4/30/2026[2,4,6]	$283,177
4,631,786	First Lien Term Loan, 11.659% (LIBOR+650 basis points), 4/30/2026[2,3,4]	4,590,006
	LogicMonitor, Inc.
28,608,279	First Lien Term Loan, 11.310% (LIBOR+650 basis points), 5/17/2023[2,3,4,5]	28,159,260
8,333,104	MAG DS Corp. First Lien Term Loan, 10.498% (SOFR+550 basis points), 4/1/20271,[2,3,4]	7,971,061
20,500,000	Mandolin Technology Intermediate Holdings, Inc. Second Lien Term Loan, 11.325% (LIBOR+650 basis points), 7/30/2029[2,3,4]	20,282,207
	ManTech International Corporation
6,744,017	Revolver, 0.500%, 9/14/2028[2,4,6]	6,594,931
13,379,260	Delayed Draw, 1.000%, 9/14/2029[2,4,6]	13,216,998
54,602,339	First Lien Term Loan, 10.426% (SOFR+575 basis points), 9/14/2029[2,3,4]	53,395,275
	Marlin DTC-LS Midco 2, LLC
19,656,987	First Lien Term Loan, 11.453% (LIBOR+650 basis points), 7/1/2025[2,3,4]	19,145,623
1,886,606	First Lien Term Loan, 11.453% (LIBOR+650 basis points), 7/1/2025[2,3,4]	1,837,528
	Measurabl, Inc.
9,912,477	First Lien Term Loan, 14.750% (PRIME+450 basis points), 4/21/2026[2,3,4]	9,812,299
200,000	First Lien Term Loan, 14.750%, 4/21/2026[2,4,6]	197,979
1,470,000	MEP-TS Midco LLC First Lien Term Loan, 10.840% (LIBOR+600 basis points), 12/31/2026[2,3,4]	1,381,222
	Mindbody, Inc.
1,428,571	Revolver, 0.500%, 2/14/2025[2,4,6]	1,398,993
7,003,041	First Lien Term Loan, 11.831% (LIBOR+700 basis points), 2/14/2025[2,3,4]	6,858,046
168,116	Misys, Ltd. Second Lien Term Loan, 8.325% (LIBOR+350 basis points), 6/13/2024[2,3]	157,804
	Netwrix Corporation And Concept Searching, Inc.
2,152,500	Revolver, 0.500%, 6/9/2029[2,4,6]	2,124,969
10,882,133	Delayed Draw, 1.000%, 6/9/2029[2,4,6]	10,793,099
36,152,360	First Lien Term Loan, 9.827% (SOFR+500 basis points), 6/9/2029[2,3,4]	35,689,966
717,500	Revolver, 9.880% (SOFR+500 basis points), 6/9/2029[2,3,4]	708,323
	New Era Merger Sub, Inc.
58,641	Revolver, 0.500%, 10/31/2026[2,4,6]	57,280
35,465	Revolver, 0.500%, 10/31/2026[2,4,6]	34,642
153,958	Delayed Draw, 1.000%, 10/31/2026[2,4,6]	150,385

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$169,392	Revolver, 11.032% (LIBOR+625 basis points), 10/31/2026[2,3,4]	$165,460
3,117,922	First Lien Term Loan, 11.075% (LIBOR+625 basis points), 10/31/2026[2,3,4]	3,045,557
112,928	Revolver, 11.258% (LIBOR+625 basis points), 10/31/2026[2,3,4]	110,307
2,007,877	Delayed Draw, 11.409% (LIBOR+625 basis points), 10/31/2026[2,3,4]	1,961,275
1,875,589	Delayed Draw, 11.409% (LIBOR+625 basis points), 10/31/2026[2,3,4]	1,832,058
	Newscycle Solutions, Inc.
2,551,548	First Lien Term Loan, 11.998% (LIBOR+700 basis points), 12/29/2023[2,3,4]	2,485,938
345,032	Delayed Draw, 11.998% (LIBOR+700 basis points), 12/29/2023[2,3,4]	336,160
5,333,333	OEConnection LLC Second Lien Term Loan, 11.907% (LIBOR+700 basis points), 9/25/2027[2,3,4]	5,265,889
9,873,437	Options Technology Ltd. First Lien Term Loan, 9.960% (LIBOR+475 basis points), 12/26/2025[2,3,4]	9,525,583
	Oranje Holdco, Inc.
1,629,556	Revolver, 0.500%, 2/1/2029[2,4,6]	1,585,921
14,916,287	First Lien Term Loan, 12.432% (SOFR+775 basis points), 2/1/2029[2,3,4]	14,516,877
7,443,750	OSP Lakeside Intermediate Holdings, LLC First Lien Term Loan, 12.217% (LIBOR+805 basis points), 7/31/2026[2,3,4]	7,359,730
	PC Dreamscape Opco, Inc.
1,052,632	Revolver, 0.500%, 4/25/2028[2,4,6]	1,005,317
3,289,474	Delayed Draw, 1.000%, 4/25/2028[2,4,6]	3,169,297
263,158	Revolver, 10.641% (SOFR+575 basis points), 4/25/2028[2,3,4]	251,329
3,264,803	Delayed Draw, 10.648% (SOFR+575 basis points), 4/25/2028[2,3,4]	3,145,527
12,014,474	First Lien Term Loan, 10.648% (SOFR+575 basis points), 4/25/2028[2,3,4]	11,474,434
	PCS Software, Inc.
363,714	Revolver, 0.500%, 7/1/2024[2,4,6]	360,669
5,223,373	First Lien Term Loan, 11.048% (LIBOR+600 basis points), 7/1/2024[2,3,4]	5,179,652
9,786,177	PDI TA Holdings, Inc. First Lien Term Loan, 9.298% (LIBOR+450 basis points), 10/24/2024[2,3,4]	9,421,789
	PDQ
1,764,706	Revolver, 0.500%, 8/27/2027[2,4,6]	1,750,268
7,303,235	Delayed Draw, 9.748% (LIBOR+485 basis points), 8/27/2027[2,3,4]	7,243,483
10,661,177	First Lien Term Loan, 9.748% (LIBOR+485 basis points), 8/27/2027[2,3,4]	10,573,950
	Pegasus Global Enterprise Holdings, LLC
1,281,257	Delayed Draw, 10.909% (LIBOR+575 basis points), 5/29/2025[2,3,4]	1,264,356
2,733,895	First Lien Term Loan, 10.909% (LIBOR+575 basis points), 5/29/2025[2,3,4]	2,697,833

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
$1,175,891	Perforce Software, Inc. First Lien Term Loan, 8.590% (LIBOR+375 basis points), 7/1/2026[2,3]	$1,097,329
	Ping Identity Corporation
250,000	Revolver, 0.500%, 10/18/2028[2,4,6]	243,750
3,277,972	First Lien Term Loan, 11.756% (SOFR+700 basis points), 10/18/2029[2,3,4]	3,196,023
	Planet US Buyer LLC
24,659,024	First Lien Term Loan, 11.432% (SOFR+675 basis points), 2/1/2030[2,3,4]	23,870,689
13,000,000	Polaris Newco, LLC Second Lien Term Loan, 12.954% (LIBOR+800 basis points), 6/4/2029[2,3,4]	13,025,841
	Prism Parent Co., Inc.
601,852	Delayed Draw, 1.000%, 9/16/2028[2,4,6]	595,833
2,395,370	First Lien Term Loan, 10.691% (SOFR+600 basis points), 9/16/2028[2,3,4]	2,347,463
	ProcessUnity Holdings, LLC
550,000	Revolver, 0.500%, 9/24/2028[2,4,6]	526,325
750,000	Delayed Draw, 1.000%, 9/24/2028[2,4,6]	723,426
250,000	Delayed Draw, 10.788% (LIBOR+600 basis points), 9/24/2028[2,3,4]	241,142
450,000	Revolver, 10.840% (LIBOR+600 basis points), 9/24/2028[2,3,4]	430,629
5,000,000	First Lien Term Loan, 11.159% (LIBOR+600 basis points), 9/24/2028[2,3,4]	4,784,772
	Project Leopard Holdings, Inc.
74,490,633	First Lien Term Loan, 9.803% (SOFR+525 basis points), 7/20/2029[2,3]	68,915,753
	QF Holdings, Inc.
219,298	Revolver, 0.500%, 12/15/2027[2,4,6]	214,483
43,860	Revolver, 11.058% (LIBOR+625 basis points), 12/15/2027[2,3,4]	42,897
438,597	Delayed Draw, 11.157% (LIBOR+625 basis points), 12/15/2027[2,3,4]	428,966
2,192,982	First Lien Term Loan, 11.157% (LIBOR+625 basis points), 12/15/2027[2,3,4]	2,144,831
	Quantic Electronics, LLC
128,641	Revolver, 0.500%, 11/19/2026[2,4,6]	125,011
57,038	Revolver, 0.500%, 11/19/2026[2,4,6]	55,429
953,898	Delayed Draw, 1.000%, 11/19/2026[2,4,6]	926,980
371,359	Revolver, 7.750% (LIBOR+625 basis points), 11/19/2026[2,3,4]	360,880
3,940,000	Delayed Draw, 11.215% (LIBOR+625 basis points), 11/19/2026[2,3,4]	3,828,819
9,035,410	First Lien Term Loan, 11.215% (LIBOR+625 basis points), 11/19/2026[2,3,4]	8,780,446
2,440,020	Delayed Draw, 11.215% (LIBOR+625 basis points), 11/19/2026[2,3,4]	2,371,166
371,359	Revolver, 11.215% (LIBOR+625 basis points), 11/19/2026[2,3,4]	360,880
20,000,000	Quest Software US Holdings, Inc. First Lien Term Loan, 12.326% (SOFR+750 basis points), 2/1/2030[2,3]	12,936,495
	Questel International
EUR 2,153,391	First Lien Term Loan, 9.165% (EURIBOR+625 basis points), 12/17/2027[2,3,4,7]	2,224,961
EUR 8,850,000	First Lien Term Loan, 11.309% (EURIBOR+625 basis points), 12/17/2027[2,3,4,7]	9,144,136
8,653,846	Quickbase, Inc. Second Lien Term Loan, 12.840% (LIBOR+800 basis points), 4/2/2027[2,3,4]	8,544,412

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Rally Buyer, Inc.
$1,500,000	Revolver, 0.500%, 7/19/2028[2,4,6]	$1,472,700
1,682,180	Revolver, 0.500%, 7/19/2028[2,4,6]	1,651,564
2,640,000	Delayed Draw, 1.000%, 7/19/2028[2,4,6]	2,618,400
2,960,636	Delayed Draw, 1.000%, 7/19/2028[2,4,6]	2,936,413
360,000	Delayed Draw, 10.527% (SOFR+575 basis points), 7/19/2028[2,3,4]	357,055
403,723	Delayed Draw, 10.527% (SOFR+575 basis points), 7/19/2028[2,3,4]	400,420
22,275,259	First Lien Term Loan, 10.604% (SOFR+575 basis points), 7/19/2028[2,3,4]	21,869,847
	Ranger Buyer, Inc.
1,923,077	Revolver, 0.500%, 11/18/2027[2,4,6]	1,878,444
22,846,154	First Lien Term Loan, 10.407% (LIBOR+550 basis points), 11/18/2028[2,3,4]	22,315,912
	RCS Technology
2,178,710	First Lien Term Loan, 11.040% (SOFR+550 basis points), 2/28/2025[2,3,4,5]	2,155,427
339,792	Delayed Draw, 10.070% (SOFR+575 basis points), 2/3/2026[2,3,4,5]	337,012
90,278	Revolver, 10.070% (SOFR+575 basis points), 2/3/2026[2,3,4,5]	89,539
1,890,972	First Lien Term Loan, 10.070% (SOFR+575 basis points), 2/3/2026[2,3,4,5]	1,875,501
	Recorded Future, Inc.
178,771	Revolver, 0.500%, 7/3/2025[2,4,6]	175,965
1,114,894	First Lien Term Loan, 10.403% (LIBOR+525 basis points), 7/3/2025[2,3,4]	1,097,395
	Redwood Services Group, LLC
41,317	Delayed Draw, 1.000%, 6/15/2029[2,4,6]	40,822
13,189,693	Delayed Draw, 1.000%, 6/15/2029[2,4,6]	13,031,839
9,567,215	Delayed Draw, 10.029% (SOFR+600 basis points), 6/15/2029[2,3,4]	9,452,715
40,290,489	First Lien Term Loan, 10.690% (SOFR+600 basis points), 6/15/2029[2,3,4]	39,808,295
1,410,307	Delayed Draw, 10.920% (SOFR+600 basis points), 6/15/2029[2,3,4]	1,393,429
	Revalize, Inc.
681,000	Revolver, 0.500%, 4/15/2027[2,4,6]	676,315
19,760,114	Delayed Draw, 10.657% (LIBOR+575 basis points), 4/15/2027[2,3,4]	19,624,179
1,021,200	Delayed Draw, 10.657% (LIBOR+575 basis points), 4/15/2027[2,3,4]	1,014,175
4,596,147	Delayed Draw, 10.657% (LIBOR+575 basis points), 4/15/2027[2,3,4]	4,564,529
	Riskonnect Parent, LLC
30,882,250	Delayed Draw, 1.000%, 12/7/2028[2,4,6]	30,671,308
28,983,167	First Lien Term Loan, 10.548% (SOFR+550 basis points), 12/7/2028[2,3,4]	28,494,437
2,107,471	Rocket Software, Inc.
	First Lien Term Loan, 8.885% (LIBOR+425 basis points), 11/28/2025[2,3]	2,073,488
	RPX Corporation
12,133,977	First Lien Term Loan, 10.340% (LIBOR+550 basis points), 10/23/2025[2,3,4]	11,670,013
	Safety Borrower Holdings
508,475	Revolver, 0.500%, 9/1/2027[2,4,6]	507,001
9,241,525	First Lien Term Loan, 10.401% (LIBOR+425 basis points), 9/1/2027[2,3,4]	9,214,744
169,492	Revolver, 12.250% (LIBOR+525 basis points), 9/1/2027[2,3,4]	169,000
603,840	SailPoint Technologies, Inc. Revolver, 0.500%, 8/16/2028[2,4,5,6]	597,387

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	Securonix, Inc.
$2,288,135	Revolver, 0.500%, 4/1/2028[2,4,6]	$2,281,504
12,711,865	First Lien Term Loan, 11.103% (SOFR+650 basis points), 4/1/2028[2,3,4]	12,607,860
	Seismic Software, Inc.
272,390	Revolver, 0.500%, 10/15/2026[2,4,5,6]	264,021
26,204,082	Delayed Draw, 1.000%, 10/15/2026[2,4,5,6]	25,399,013
1,458,750	Smartlinx Solutions, LLC First Lien Term Loan, 10.909% (LIBOR+575 basis points), 3/5/2026[2,3,4]	1,429,709
	Sonar Acquisitionco, Inc.
2,693,750	Revolver, 0.500%, 7/7/2028[2,4,5,6]	2,637,977
20,406,250	First Lien Term Loan, 10.564% (SOFR+575 basis points), 7/7/2028[2,3,4,5]	19,983,746
GBP 3,613,000	SSCP Pegasus Bidco Ltd. First Lien Term Loan, 10.297% (SONIA+625 basis points), 12/14/2027[2,3,4,7]	4,362,675
	Syntax Systems Ltd.
396,040	Revolver, 0.500%, 10/29/2026[2,4,6]	376,135
1,584,158	Revolver, 10.590% (LIBOR+575 basis points), 10/29/2026[2,3,4]	1,504,540
4,937,343	First Lien Term Loan, 10.590% (LIBOR+575 basis points), 10/28/2028[2,3,4]	4,689,198
4,950,495	Delayed Draw, 1.000%, 10/29/2028[2,4,6]	4,701,689
17,798,267	First Lien Term Loan, 10.590% (LIBOR+575 basis points), 10/29/2028[2,3,4]	16,903,747
	Tamarack Intermediate, L.L.C.
2,524,330	Revolver, 0.500%, 3/11/2028[2,4,6]	2,422,497
499,107	Revolver, 10.334% (SOFR+550 basis points), 3/11/2028[2,3,4]	478,973
18,384,180	First Lien Term Loan, 10.757% (SOFR+550 basis points), 3/11/2028[2,3,4]	17,642,550
10,060,247	The NPD Group, Inc. First Lien Term Loan, 10.949% (SOFR+575 basis points), 12/1/2028[2,3,4]	9,859,042
	Thunder Purchase, Inc.
744,729	Revolver, 0.500%, 6/30/2027[2,4,6]	703,196
627,140	Revolver, 10.913% (LIBOR+575 basis points), 6/30/2027[2,3,4,5]	592,165
	TigerConnect, Inc.
1,875,000	Revolver, 0.500% PIK, 2/16/2028[2,4,6,8]	1,869,566
739,603	Delayed Draw, 1.000% PIK, 2/16/2028[2,4,6,8]	737,459
244,303	Delayed Draw, 11.826% PIK (SOFR+725 basis points), 2/16/2028[2,3,4,8]	243,596
13,125,000	First Lien Term Loan, 11.826% PIK (SOFR+725 basis points), 2/16/2028[2,3,4,8]	12,918,997
	Trackforce Acquireco, Inc.
667,845	Revolver, 0.500%, 6/23/2028[2,4,5,6]	655,690
445,230	Revolver, 10.865% (SOFR+600 basis points), 6/23/2028[2,3,4,5]	437,126
18,053,004	First Lien Term Loan, 10.865% (SOFR+600 basis points), 6/23/2028[2,3,4,5]	17,724,438
	Tribute Technology Holdings, LLC
3,487,842	Revolver, 0.500%, 10/30/2026[2,4,6]	3,371,949
1,395,137	Revolver, 11.498% (LIBOR+650 basis points), 10/30/2026[2,3,4,5]	1,348,780
	Trintech, Inc.
1,319,008	First Lien Term Loan, 10.850% (LIBOR+600 basis points), 12/29/2024[2,3,4]	1,288,395
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	SENIOR SECURED LOANS (Continued)
	TECHNOLOGY (Continued)
	U.S. Hospitality Publishers, Inc.
$526,316	Revolver, 0.500%, 12/17/2025[2,4,6]	$518,846
4,148,912	Delayed Draw, 11.840% (LIBOR+700 basis points), 12/17/2025[2,3,4]	4,090,028
5,125,000	First Lien Term Loan, 11.840% (LIBOR+700 basis points), 12/17/2025[2,3,4]	5,052,262
2,631,579	Delayed Draw, 1.000%, 12/18/2025[2,4,6]	2,594,230
	User Zoom Technologies, Inc.
37,896,774	First Lien Term Loan, 11.603% (SOFR+700 basis points), 4/5/2029[2,3,4]	37,256,407
9,500,000	First Lien Term Loan, 12.125% (SOFR+750 basis points), 4/5/2029[2,3,4]	9,206,495
15,000,000	Virgin Pulse, Inc. Second Lien Term Loan, 12.090% (LIBOR+725 basis points), 4/6/2029[2,3,4]	14,913,085
	Wilson Electronics Holdings, LLC
9,226,000	Delayed Draw, 1.000%, 5/17/2027[2,4,6]	8,996,159
28,416,850	First Lien Term Loan, 11.514% (SOFR+585 basis points), 5/17/2027[2,3,4]	27,669,063
	WorkForce Software, LLC
463,235	Revolver, 0.500% PIK, 7/31/2025[2,4,6,8]	450,164
4,499,940	First Lien Term Loan, 9.460% PIK (SOFR+425 basis points), 7/31/2025[2,3,4,8]	4,384,229
	Xactly Corporation
2,524,544	First Lien Term Loan, 12.141% (SOFR+725 basis points), 7/31/2025[2,3,4]	2,480,520
29,000,000	First Lien Term Loan, 11.934% (SOFR+725 basis points), 2/3/2031[2,3,4]	28,494,283
	Zendesk, Inc.
1,847,826	Delayed Draw, 1.000%, 11/22/2028[2,4,6]	1,829,348
7,391,304	First Lien Term Loan, 11.876% (SOFR+650 basis points), 11/22/2028[2,3,4]	7,243,478
		2,306,555,242
	UTILITIES — 0.2%
713,334	EDPO, LLC Delayed Draw, 1.000%, 12/8/2027[2,4,5,6]	689,631
7,783,766	TS OpCo Holding LLC First Lien Term Loan, 9.678% (LIBOR+475 basis points), 9/28/2023[2,3,4]	7,712,284
	Water Holdings Acquisition, LLC
358,591	Revolver, 0.500%, 12/18/2026[2,4,6]	349,083
3,817,808	Delayed Draw, 1.000%, 12/18/2026[2,4,6]	3,796,517
289,593	Delayed Draw, 10.115% (LIBOR+525 basis points), 12/18/2026[2,3,4]	287,977
927,123	Revolver, 10.214% (LIBOR+525 basis points), 12/18/2026[2,3,4]	902,540
13,542,857	First Lien Term Loan, 10.215% (LIBOR+525 basis points), 12/18/2026[2,3,4]	13,183,764
		26,921,796
	TOTAL SENIOR SECURED LOANS
	(Cost $9,529,351,404)	9,381,635,280

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Number of Shares		Value
	PRIVATE INVESTMENT VEHICLES — 45.3%
	INVESTMENT PARTNERSHIPS — 4.9%
N/A	AG Direct Lending Fund II (Unlevered), L.P.[2,11]	$25,385,433
N/A	AG Direct Lending Fund II, L.P.[2,11]	19,819,302
N/A	AG Direct Lending Fund III, L.P.[2,11]	14,266,184
N/A	AG DLI, L.P.[2,11]	9,164,202
N/A	AG GTDL Fund II, L.P.[2,11]	25,507,913
N/A	AG GTDL Fund, L.P.[2,11]	3,047,916
N/A	AG KFHDL Fund, L.P.[2,11]	3,048,185
N/A	Antares Senior Loan Parallel Feeder Fund II (Cayman) LP2,11	27,578,597
N/A	Ares Commercial Finance LP2,11	17,841,187
N/A	Ares Priority Loan Co-Invest LP	24,854,411
N/A	Banner Ridge DSCO Fund II (Offshore), LP	182,906
N/A	Barings CMS Fund, LP2,11	3,205,755
N/A	CDL Tender Fund 2022-1, L.P.[2,11]	50,299,459
N/A	Crescent Mezzanine Partners VIIC, L.P.[2,11]	6,264,850
N/A	Crestline Specialty Lending III (US), L.P.	18,821,824
N/A	HPS Mezzanine Partners 2019, L.P.	9,057,612
N/A	HPS Specialty Loan Fund V Feeder, L.P.	41,916,380
N/A	Marlin Credit Opportunities Fund, L.P.	95,984,920
N/A	Odyssey Co-Investment Partners B, LLC	1,522,703
N/A	Providence Debt Fund III (Non-US) L.P.[2,11]	9,068,558
N/A	Raven Asset-Based Credit Fund II LP	19,451,135
N/A	Silver Point Specialty Credit Fund II, L.P.[2,11]	39,409,060
N/A	Summit Partners Credit Offshore Fund II, L.P.[2,11]	7,956,374
N/A	Thompson Rivers LLC[2,11]	5,749,959
N/A	Varagon Capital Direct Lending Fund, L.P.[2,11]	22,096,472
N/A	Vista Credit Partners Fund III, L.P.[2,11]	31,618,228
N/A	Waccamaw River LLC[2,11]	9,962,619
		543,082,144
	JOINT VENTURES — 0.8%
N/A	FBLC Senior Loan Fund LLC[2,11]	71,110,878
N/A	Middle Market Credit Fund II, LLC[2,11]	14,669,248
		85,780,126
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES — 16.0%
4,950,891	AGTB BDC Holdings, LP2,11	126,386,018
1,062,728	Ares Strategic Income Fund[2,11]	26,857,892
4,312,845	Barings Capital Investment Corporation[2,11]	93,556,934
44,235,355	Barings Private Credit Corporation[2,11]	914,090,978
188,686	Carlyle Secured Lending III[2,11]	3,797,857
5,283,172	Franklin BSP Lending Corporation[2,11]	39,285,287
2,660,121	Golub Capital BDC 4, Inc.[2,11]	40,636,411
2,186,386	Golub Capital Direct Lending Corporation[2,11]	33,206,879
1,883,826	Morgan Stanley Direct Lending Fund[2,11]	38,375,102

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Number of Shares/ Principal Amount		Value
	PRIVATE INVESTMENT VEHICLES (Continued)
	NON-LISTED BUSINESS DEVELOPMENT COMPANIES (Continued)
$10,000,000	New Mountain Guardian III BDC, L.L.C.	$97,536,673
750,000	New Mountain Guardian IV BDC, L.L.C.	7,513,742
16,163,843	Owl Rock Core Income Corp.[2,11]	149,951,024
2,119,509	Owl Rock Technology Finance Corp.[2,11]	36,125,056
2,673,813	Owl Rock Technology Finance Corp. II2,11	39,379,668
2,271,227	Redwood Enhanced Income Corp.[2,11]	32,355,235
625,828	Sixth Street Lending Partners[2,11]	15,829,778
N/A	Stellus Private Credit BDC Feeder LP2,11	13,787,453
1,003,345	Stone Point Credit Corporation[2,11]	19,364,912
220,099	TCW Direct Lending VIII LLC[2,11]	22,182,479
1,925,963	Varagon Capital Corporation[2,11]	18,727,043
		1,768,946,421
	PRIVATE COLLATERALIZED LOAN OBLIGATIONS — 22.6%
106,770,833	ABPCI Pacific Funding LP, 10.760%, 5/31/2031*,2,4,9,11	110,943,440
103,200,000	Antares Loan Funding I Ltd., 18.530%, 2/17/2032*,2,4,9	105,176,850
29,600,000	Antares Loan Funding I Ltd., 10.187%, (SOFR+525 basis points) 2/17/2032[2,4,9]	29,600,000
N/A	BlackRock Shasta Senior Loan Fund VII, LLC	552,871,857
N/A	Comvest Structured Note Issuer I LLC[2,11]	140,146,782
N/A	NXT Capital Structured Note I LLC[2,11]	93,713,602
N/A	Raven Senior Loan Fund LLC[2,11]	475,140,068
N/A	Silver Point Loan Funding, LLC[2,11]	571,918,699
N/A	Varagon Structured Notes Issuer I, LLC[2,11]	426,257,997
		2,505,769,295
	PRIVATE EQUITY — 0.1%
N/A	CSL III Advisor LLC[2,4,11]	24,289
4	Owl Rock Technology Holdings II, LLC Class A2,4	5,300,102
N/A	Stellus Private BDC Advisor, LLC[2,4]	1,001,035
		6,325,426
	SPECIAL PURPOSE VEHICLE FOR PREFERRED EQUITY — 0.5%
N/A	CCOF Sierra II, LP2,11	16,728,573
N/A	Chilly HP SCF Investor, LP2,11	2,109,569
N/A	HPS Mint Co-Invest, L.P.[2,11]	21,392,898
N/A	Minerva Co-Invest, L.P.	14,660,523
		54,891,563
	SPECIAL PURPOSE VEHICLE FOR SENIOR SECURED BONDS — 0.3%
N/A	17Capital Co-Invest (B) SCSp,[7,11]	23,628,267
N/A	Endurance II Co-Invest, L.P.[2,11]	10,724,514
N/A	Proxima Co-Invest, L.P.[2,11]	4,789,096
		39,141,877
	SPECIAL PURPOSE VEHICLE FOR SUBORDINATED DEBT — 0.1%
N/A	Luther Co-Invest, L.P.[2,11]	15,038,565
	TOTAL PRIVATE INVESTMENT VEHICLES
	(Cost $4,927,730,336)	5,018,975,417

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS — 0.8%
$12,000,000	ABPCI Direct Lending Fund CLO X LP 15.278% (LIBOR+1,047 basis points), 1/20/20321,[2,3,4,9]	$11,820,253
7,500,000	ABPCI Direct Lending Fund CLO XII Ltd. 14.478% (SOFR+1,050 basis points), 4/29/20351,[2,3,4,9]	7,200,000
	BlackRock Elbert CLO V LLC
13,000,000	13.733% (SOFR+870 basis points), 6/15/20341,[2,3,4,9]	11,482,616
39,500,000	19.000%, 6/15/20341,[2,4],12	38,207,192
10,000,000	Monroe Capital MML CLO IX Ltd. 13.515% (LIBOR+870 basis points), 10/22/2031[1,2,3,9,13]	9,469,039
2,910,000	Monroe Capital MML CLO VII Ltd. 12.160% (LIBOR+725 basis points), 11/22/20301,[2,3,4,9]	2,656,262
15,000,000	Monroe Capital MML CLO VIII, Ltd. 20.000%, 11/22/2033*,1,[2,4],9,12	10,458,228
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $97,736,016)	91,293,590
Number of Shares
	PREFERRED STOCKS — 0.8%
	HEALTH CARE — 0.3%
15,000	nThrive, Inc., Series A-2 Preferred, 11.000% PIK[2,4,8]	14,742,173
17,500	Propharma, LLC Jayhawk Intermediate LLC, Series B Preferred, 13.000% PIK[2,4,8,14]	17,699,239
		32,441,412
	INDUSTRIALS — 0.1%
875	Atomic Transport, LLC Atomic Blocker, LLC, Class A-2 Preferred, 13.560% PIK (SOFR+1,000 basis points) [2,4,8]	904,225
2,500	Atomic Blocker, LLC, Class A Preferred, 8.500% PIK[2,4,8,15]	2,395,841
11,250,000	FSG Acquisition, LLC, — Senior Preferred, 12.250% PIK[2,4,8]	11,288,496
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Preferred, 8.000% PIK[2,4,8,16]	94,353
		14,682,915
	TECHNOLOGY — 0.4%
15,000	GS Holder, Inc. Preferred, 16.320% PIK[2,4,8]	14,550,000
10,000	GS Holder, Inc. Preferred, 16.780% PIK[2,4,8]	9,700,000
6,500	Mandolin Technology Holdings, Inc. — Series A Preferred, 10.500% PIK[2,4,8]	6,374,446
11,000	Riskonnect Parent, LLC — Series B Preferred, 12.607% PIK[2,4,8]	10,780,000
		41,404,446
	TOTAL PREFERRED STOCKS
	(Cost $86,569,254)	88,528,773

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Number of Shares		Value
	COMMON STOCKS — 0.1%
	CONSUMER DISCRETIONARY — 0.0%
1,500	A1 Garage Blocker Aggregator, LP
	A1 Garage Equity, LLC, Class A Common[2,4]	$1,500,000
	FINANCIALS — 0.1%
280,309	Forbright, Inc.[2,4]	5,844,178
	INDUSTRIALS — 0.0%
2,188	Atomic Transport, LLC Atomic Blocker, LLC, Class W Common[2,4],15	968,234
200	S4T Holdings Corp. Vistria ESS Holdings, LLC, Class A Common[2,4],16	131,134
		1,099,368
	TOTAL COMMON STOCKS
	(Cost $5,865,607)	8,443,546
Principal Amount
	SUBORDINATED DEBT — 1.4%
	FINANCIALS — 1.4%
EUR 130,000,000	Castor Finance Holdings Limited, 11.825% (EURIBOR+500 basis points), 9/14/2029[2,3,4,7]	140,573,981
$6,458,995	KWOR Intermediate I, Inc., 14.590% PIK (SOFR+975 basis points), 12/21/2029[2,3,4,8]	6,199,082
3,500,000	North Haven Goldfinch, 15.480% PIK (LIBOR+1,075 basis points), 9/17/2024[2,3,4,8]	3,409,195
	PAW Midco, Inc.
1,195,121	11.500% PIK, 12/22/2031[2,4,8]	1,038,312
34,742	11.500%, 12/22/2031[2,4,6]	30,183
	PPV Intermediate Holdings LLC
5,625,000	13.000% PIK, 8/31/2030[2,4,8]	5,480,360
20,313	13.000%, 8/31/2030[2,4,6]	19,790
5,500,000	OTR Midco, LLC, 12.000%, 5/12/2026[2,4]	5,468,131
	TOTAL SUBORDINATED DEBT
	(Cost $157,599,805)	162,219,034

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Number of Shares**		Value
	WARRANTS — 0.0%
	ENERGY — 0.0%
N/A	Service Compression, LLC – Series A-16[2,4]
	Exercise Price: $34,500,000
	Expiration: 5/6/2027	$423,276
	HEALTH CARE — 0.0%
1,300,435	ADMA Biologics, Inc.[2,4]
	Exercise Price: $1.6478
	Expiration Date: 3/23/2029	3,172,124
219,298	Xeris Biopharma Holdings, Inc.[2,4]
	Exercise Price: $2.28
	Expiration Date: 3/8/2029	267,870
		3,439,994
	TECHNOLOGY — 0.0%
21,640	Afiniti, Inc. (via a participation with VHG Investment Fund I, L.P.)[2,4]
	Exercise Price: $40.80
	Expiration: 6/13/2024	1,065,013
43,955	Measurabl, Inc. (via a participation with Multiplier Capital, LLC)[2,4,5]
	Exercise Price: $18.2005
	Expiration: 4/21/2032	—
		1,065,013
	TOTAL WARRANTS
	(Cost $1,152,261)	4,928,283
Number of Shares
	SHORT-TERM INVESTMENTS — 0.7%
78,357,066	State Street Institutional U.S. Government Money Market Fund, 4.64%[2,17]	78,357,066
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $78,357,066)	78,357,066
	TOTAL INVESTMENTS — 133.9%
	(Cost $14,884,361,749)	14,834,380,989
	Senior Notes (net of deferred offering costs of $7,141,344) — (16.5)%	(1,828,695,082)
	Liabilities Less Other Assets — (17.4)%	(1,928,780,749)
	NET ASSETS — 100.0%	$11,076,905,158
Principal Amount
	REVERSE REPURCHASE AGREEMENTS — (0.0)%
$(3,870,000)	Agreement with Deutsche Bank AG, 6.6670%, dated 3/22/2023, to be repurchased at $3,935,936 on 6/22/2023, collateralized by Monroe Capital MML CLO IX Ltd. with maturity of 10/22/2031, with a total value of $9,469,039	$(3,870,000)
	TOTAL REVERSE REPURCHASE AGREEMENTS
	(Proceeds $3,870,000)	$(3,870,000)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

NOK – Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

US – United States

CDOR – Canadian Dollar Offered Rate

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

PRIME – Prime Lending Rate

SOFR – Secured Overnight Financing Rate

SONIA - Sterling Overnight Index Average

STIBOR - Stockholm Interbank Offered Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

LLC – Limited Liability Company

LP – Limited Partnership

LOC – Letter of Credit

RB – Revenue Bonds

*         Subordinated note position. Rate shown is the effective yield as of period end.

**    Shares represent underlying security

1        Callable.

2        As of March 31, 2023 all or a portion of the security has been pledged as collateral for a senior secured note. The value of the securities totaled $14,834,635,859 as of March 31, 2023. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.

3        Floating rate security. Rate shown is the rate effective as of period end.

4        Value was determined using significant unobservable inputs.

5        This investment was made through a participation. Please see Note 2 for a description of loan participations.

6        Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. See Note 2 for additional information.

7        Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.

8        Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

9        Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $309,943,060, which represents 2.8% of total net assets of the Fund.

10      Step rate security.

11      Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment categories, unfunded commitments, and redemptive restrictions.

12      Variable rate security. Rate shown is the rate in effect as of period end.

13      All or a portion of this security is segregated as collateral for reverse repurchase agreements. Total collateral had a fair value of $9,469,039 as of March 31, 2023. See Note 2 for additional information.

14      Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.

15      Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.

16      Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.

17      The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,090,931
ABPCI Pacific Funding LP	6/9/2022	106,770,833
AG Direct Lending Fund II (Unlevered), L.P.	3/31/2022	23,435,106
AG Direct Lending Fund II, L.P.	3/31/2020	18,142,298
AG Direct Lending Fund III, L.P.	6/28/2019	13,843,946
AG DLI, L.P.	3/31/2022	8,138,331
AG GTDL Fund II, L.P.	3/31/2022	23,603,103
AG GTDL Fund, L.P.	3/31/2022	2,956,185
AG KFHDL Fund, L.P.	3/31/2022	2,962,005
AGTB BDC Holdings, LP	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	103,200,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	25,995,953
Ares Commercial Finance LP	3/31/2021	15,404,552
Ares Priority Loan Co-Invest LP	1/25/2023	24,500,000
Ares Strategic Income Fund	12/5/2022	26,673,300
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	—
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings CMS Fund, LP	12/28/2021	3,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	551,094,951
Carlyle Secured Lending III	9/28/2022	3,750,000
CCOF Sierra II, L.P.	8/2/2022	15,600,000
CDL Tender Fund 2022-1, L.P.	4/4/2022	50,000,000
Chilly HP SCF Investor, LP	2/9/2022	1,980,197
Comvest Structured Note Issuer I LLC	11/17/2022	140,005,578
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	5,426,693
Crestline Specialty Lending III (U.S.), L.P.	8/30/2021	18,513,545
Endurance II Co-Invest, L.P.	8/24/2020	9,754,940
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Lending Corporation	1/20/2021	30,483,901
Golub Capital BDC 4, Inc.	4/21/2022	39,901,821
Golub Capital Direct Lending Corporation.	7/13/2021	32,750,000
HPS Mezzanine Partners 2019, L.P.	11/16/2020	8,233,224
HPS Mint Co-Invest Fund, L.P.	5/25/2022	20,944,974
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	42,490,660
Luther Co-Invest, L.P.	7/15/2022	14,579,288
Marlin Credit Opportunities Fund, L.P.	5/21/2021	100,408,617
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Minerva Co-Invest, L.P.	2/11/2022	14,720,019
Morgan Stanley Direct Lending Fund	7/16/2021	39,339,489

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Investments As of March 31, 2023 (Continued)
Security	First Acquisition Date	Cost
New Mountain Guardian III BDC, L.L.C	3/27/2020	$100,000,000
New Mountain Guardian IV BDC, L.L.C	6/29/2022	7,500,000
NXT Capital Structured Note I L.L.C	1/26/2022	93,695,908
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,555,423
Owl Rock Core Income Corp.	7/29/2021	150,000,000
Owl Rock Technology Finance Corp.	9/24/2020	35,000,000
Owl Rock Technology Finance Corp. II	12/30/2021	38,437,905
Providence Debt Fund III (Non-US) L.P.	3/31/2021	7,489,945
Proxima Co-Invest, L.P.	11/2/2021	4,759,843
Raven Asset-Based Credit Fund II LP	9/21/2021	18,009,990
Raven Senior Loan Fund LLC	5/5/2022	454,636,092
Redwood Enhanced Income Corp.	4/8/2022	32,716,582
Silver Point Loan Funding, LLC	3/22/2022	552,749,005
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	41,326,575
Sixth Street Lending Partners	8/31/2022	15,609,630
Stellus Private Credit BDC Feeder LP	1/31/2022	13,687,742
Stone Point Credit Corporation	12/30/2022	19,357,939
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	6,932,335
TCW Direct Lending VIII LLC	1/31/2022	22,009,914
Thompson Rivers, LLC	6/29/2021	9,128,509
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	22,500,000
Varagon Structured Note Issuer I, LLC	10/13/2021	415,000,000
Vista Credit Partners Fund III, L.P.	9/15/2021	30,084,511
Waccamaw River LLC	5/4/2021	11,278,065
Total		$4,897,727,034

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Swap Contracts As of March 31, 2023

SWAP CONTRACT

INTEREST RATE SWAPS

Counterparty[1]	Payments Made/Frequency	Payments Received/ Frequency	Termination Date	Notional Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	$650,000,000	$—	$(21,526,922)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	—	(3,229,188)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	34,000,000	—	450,607
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	—	2,431,809
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	—	254,327
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	—	5,036,856
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052% / Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000	—	(3,543,278)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	—	(2,243,781)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	—	(2,389,609)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	—	(3,397,932)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	—	(166,654)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	—	(839,809)

TOTAL INTEREST RATE SWAPS						$(29,163,574)

1        Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.

2        Reset daily with a five business day look back.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Schedule of Forward Foreign Currency Exchange Contracts As of March 31, 2023

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	May 17, 2023	$(18,969,241)	$(12,840,279)	$(12,702,189)	$138,090
Australian Dollars	State Street	USD	June 06, 2023	(2,808,577)	(1,896,239)	(1,882,093)	14,146
Australian Dollars	State Street	USD	June 30, 2023	(13,591,930)	(9,135,340)	(9,116,044)	19,296
British Pound	State Street	USD	April 28, 2023	(9,278,054)	(11,492,725)	(11,452,107)	40,618
British Pound	State Street	USD	May 03, 2023	(11,756,421)	(14,452,614)	(14,513,007)	(60,393)
British Pound	State Street	USD	May 04, 2023	(2,014,326)	(2,277,816)	(2,486,685)	(208,869)
British Pound	State Street	USD	May 10, 2023	(1,752,605)	(2,055,543)	(2,163,852)	(108,309)
British Pound	State Street	USD	June 14, 2023	(5,484,832)	(6,800,095)	(6,776,138)	23,957
British Pound	State Street	USD	June 30, 2023	(36,408,412)	(45,133,891)	(44,974,571)	159,320
British Pound	State Street	USD	July 31, 2023	(1,369,914)	(1,699,515)	(1,692,987)	6,528
British Pound	State Street	USD	September 28, 2023	(11,121,353)	(13,803,601)	(13,755,908)	47,693
British Pound	State Street	USD	September 29, 2023	(14,934,532)	(18,536,472)	(18,472,665)	63,807
Canadian Dollars	State Street	USD	April 17, 2023	(49,560,613)	(36,625,022)	(36,679,940)	(54,918)
Canadian Dollars	State Street	USD	June 09, 2023	(11,544,526)	(8,396,019)	(8,552,005)	(155,986)
Canadian Dollars	State Street	USD	June 30, 2023	(75,609,199)	(55,941,756)	(56,027,123)	(85,367)
Euro	State Street	USD	April 28, 2023	(18,290,312)	(19,858,493)	(19,866,867)	(8,374)
Euro	State Street	USD	May 31, 2023	(26,425,289)	(28,566,029)	(28,758,345)	(192,316)
Euro	State Street	USD	June 05, 2023	(540,533)	(591,286)	(588,425)	2,861
Euro	State Street	USD	June 13, 2023	(27,071,584)	(29,162,052)	(29,483,762)	(321,710)
Euro	State Street	USD	June 15, 2023	(15,037,310)	(16,218,641)	(16,379,077)	(160,436)
Euro	State Street	USD	June 21, 2023	(916,609)	(1,003,577)	(998,742)	4,835
Euro	State Street	USD	June 30, 2023	(240,072,417)	(262,825,630)	(261,581,636)	1,243,994
Euro	State Street	USD	September 29, 2023	(3,453,939)	(3,799,032)	(3,781,223)	17,809
New Zealand Dollar	State Street	USD	June 30, 2023	(6,317,429)	(3,947,761)	(3,948,471)	(710)
Norwegian Krone	Marlin Equity Partners	USD	August 11, 2023	(13,125,000)	(1,451,399)	(1,260,589)	190,810
Swedish Krona	Marlin Equity Partners	USD	August 23, 2024	(11,250,000)	(1,279,528)	(1,108,630)	170,898
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(609,790,355)	$(609,003,081)	$787,274

USD – U.S. Dollar
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Summary of Investments (Unaudited) As of March 31, 2023
Security Type/Sector	Percent of Total Net Assets
Senior Secured Loans
Technology	20.8%
Industrials	19.4%
Health Care	16.5%
Financials	11.6%
Consumer Discretionary	7.3%
Materials	3.6%
Communications	2.5%
Real Estate	1.1%
Consumer Staples	0.9%
Energy	0.6%
Governments	0.3%
Utilities	0.2%
Total Senior Secured Loans	84.8%
Private Investment Vehicles
Private Collateralized Loan Obligations	22.6%
Non-Listed Business Development Companies	16.0%
Investment Partnerships	4.9%
Joint Ventures	0.8%
Special Purpose Vehicle for Preferred Equity	0.5%
Special Purpose Vehicle for Senior Secured Bonds	0.3%
Private Equity	0.1%
Special Purpose Vehicle for Subordinated Debt	0.1%
Total Private Investment Vehicles	45.3%
Collateralized Loan Obligations	0.8%
Preferred Stocks
Technology	0.4%
Health Care	0.3%
Industrials	0.1%
Total Preferred Stocks	0.8%
Common Stocks
Financials	0.1%
Consumer Discretionary	0.0%
Industrials	0.0%
Total Common Stocks	0.1%
Subordinated Debt
Financials	1.4%
Warrants
Health Care	0.0%
Technology	0.0%
Energy	0.0%
Total Warrants	0.0%
Short-Term Investments	0.7%
Total Investments	133.9%
Senior Notes	(16.5)%
Liabilities in Excess of Other Assets	(17.4)%
Total Net Assets	100.0%

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Assets and Liabilities March 31, 2023
Assets:
Investments, at value (cost $14,793,091,558)	$14,748,600,863
Joint ventures, at value (cost $91,270,191)	85,780,126
Foreign currency, at value (cost $1,805,578)	1,774,209
Unrealized appreciation on forward foreign currency exchange contracts	787,274
Cash	40,115,569
Cash collateral for swap contracts	48,410,000
Receivables:
Investment securities sold	18,993,206
Fund shares sold	13,320,298
Dividends and interest	146,718,540
Swap interest	2,958,482
Prepaid expenses	3,188,055
Prepaid commitment fees on secured credit facility	11,100,879
Total assets	15,121,747,501

Liabilities:
Reverse repurchase agreements, at value (proceeds $3,870,000)	3,870,000
Unrealized depreciation on swap contracts	29,163,574
Payables:
Senior notes (Net of deferred offering cost of $7,141,344) (Note 2)	1,828,695,082
Secured credit facility (Note 2)	932,000,000
Unfunded loan commitments (Note 2)	1,219,116,687
Investment securities purchased	4,643,715
Deferred tax liability	1,421,142
Interest on senior notes	14,253,846
Interest on secured credit facility	3,751,244
Interest on reverse repurchase agreements	7,167
Investment Management fees	2,405,331
Audit fees	449,478
Fund administration fees	163,070
Legal fees	408,796
Custody fees	1,697,395
Transfer Agency fees and expenses	165,386
Chief Compliance Officer fees	10,417
Other accrued expenses	2,620,013
Total liabilities	4,044,842,343

Net Assets	$11,076,905,158

Components of Net Assets:
Paid-in capital (par value of $0.001 per share with an unlimited number of shares authorized)	$10,853,836,787
Total distributable earnings	223,068,371
Net Assets	$11,076,905,158

Class I Shares:
Net assets applicable to shares outstanding	$11,076,905,158
Shares of beneficial interest issued and outstanding	1,038,306,555
Net asset value, offering, and redemption price per share	$10.67

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Operations For the Year Ended March 31, 2023
Investment Income:
Interest (net of withholding taxes of $279,223)	$730,327,595
PIK interest	13,349,588
Dividends	5,492,002
Distributions from private investment vehicles	265,590,863
Distributions from joint venture investments	6,673,241
Miscellaneous income	881,439
Total investment income	1,022,314,728

Expenses:
Investment management fees	91,395,208
Interest on secured credit facility	65,447,857
Interest on reverse repurchase agreements	183,915
Interest on senior notes	67,333,810
Interest on secured borrowings	18,679,699
Interest on swap contracts	5,243,410
Legal fees	1,501,221
Fund administration fees	5,707,493
Registration fees	786,242
Transfer agent fees and expenses	1,331,487
Custody fees	1,731,498
Audit fees	488,962
Trustees’ fees and expenses	300,000
Shareholder reporting fees	877,062
Chief Compliance Officer fees	77,965
Insurance fees	89,753
Commitment fees on secured credit facility	2,970,989
Miscellaneous expenses	5,471,745
Total fees and expenses	269,618,316
Net investment income	752,696,412

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(8,476,399)
Forward foreign currency exchange contracts	4,252,987
Foreign currency transactions	8,200,700
Net realized gain	3,977,288
Net change in unrealized appreciation/depreciation on:
Investments	(112,403,450)
Investments in joint ventures	(10,239,552)
Forward foreign currency exchange contracts	169,807
Foreign currency translations	1,925,113
Deferred tax expense	(920,607)
Net change in unrealized appreciation/(depreciation), net of deferred taxes	(121,468,689)
Net realized and unrealized gain (loss)	(117,491,401)

Net Increase in Net Assets from Operations	$635,205,011

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statements of Changes in Net Assets
	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022*	For the Year Ended December 31, 2021
Net Increase in Net Assets from:
Operations:
Net investment income	$752,696,412	$86,763,291	$158,812,770
Net realized gain/(loss) on investments, forward foreign currency exchange contracts and foreign currency transactions	3,977,288	4,122,484	12,834,590
Net change in unrealized appreciation/(depreciation) on investments, forward foreign currency exchange contracts, foreign currency translations and deferred taxes	(121,468,689)	12,114,219	46,085,439
Net increase in net assets resulting from operations	635,205,011	102,999,994	217,732,799

Distributions to shareholders:
Distributions:
Class I	(565,713,472)	—	(173,398,542)
From return of capital:
Class I	(122,545,406)	—	(28,307,888)
Total	(688,258,878)	—	(201,706,430)

Capital Transactions:
Proceeds from shares sold:
Class I	5,201,847,669	2,007,446,986	4,062,844,184
Reinvestment of distributions:
Class I	233,479,444	—	62,384,398
Cost of shares repurchased:
Class I	(1,048,151,552)	(97,311,884)	(156,498,524)
Net increase in net assets from capital transactions	4,387,175,561	1,910,135,102	3,968,730,058

Net increase in net assets	4,334,121,694	2,013,135,096	3,984,756,427

Net Assets:
Beginning of period	6,742,783,464	4,729,648,368	744,891,941
End of period	$11,076,905,158	$6,742,783,464	$4,729,648,368

Capital Share Transactions:
Shares sold:
Class I	490,074,099	187,681,586	382,870,006
Shares issued in reinvestment of distributions:
Class I	22,278,048	—	5,911,991
Shares redeemed:
Class I	(98,700,669)	(9,103,076)	(14,649,800)
Net increase in capital shares outstanding	413,651,478	178,578,510	374,132,197

*      Fiscal year end changed to March 31, effective January 1, 2022.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Year Ended March 31, 2023
Cash flows provided by (used in) operating activities:
Net increase in net assets from operations	$635,205,011
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Purchases of investments	(9,203,293,359)
Sales of investments	3,303,870,441
Net accretion on investments	(11,967,552)
Net realized gain on investments	8,476,399
Net realized gain on paydowns	(10,050,159)
Net change in unrealized (appreciation)/depreciation	122,643,002
Return of capital distributions received	108,023,317
Original issue discount and amendment fees	(4,572,478)
PIK interest	(13,349,588)
Net change in deferred tax liability	920,607
Change in short-term investments, net	(2,108,701)
(Increase)/Decrease in assets:
Foreign currency	184,747
Investment securities sold	869,329
Dividends and interest	(63,110,867)
Swap interest	(2,958,482)
Prepaid expenses	(2,497,886)
Prepaid commitment fees on secured credit facility	(1,368,058)
Increase/(Decrease) in liabilities:
Investment securities purchased	(74,870,327)
Unfunded loan commitments	151,459,657
Investment management fees	983,889
Sub-advisory fees	(226,581)
Interest on reverse repurchase agreements	4,341
Interest on secured credit facility	3,660,463
Interest on senior notes	14,253,846
Interest on secured borrowings	(166,705)
Audit fees	73,627
Legal fees	370,199
Fund administration fees	(507,688)
Custody fees	1,108,458
Transfer Agency fees and expenses	19,796
Chief Compliance Officer fees	(2,733)
Other accrued expenses	2,075,116
Net cash used in operating activities	(5,036,848,919)

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Statement of Cash Flows For the Year Ended March 31, 2023 (Continued)
Cash flows provided by (used in) financing activities:
Proceeds from shares sold, net of receivable for fund shares sold	$5,235,889,137
Cost of shares repurchased	(1,048,151,552)
Distributions paid to shareholders, net of reinvestments	(454,779,434)
Proceeds from reverse repurchase agreements	15,795,000
Payments made on reverse repurchase agreements	(18,180,000)
Proceeds from secured borrowings	985,124,566
Payments made on secured borrowings	(1,189,292,981)
Proceeds from secured credit facility (see note 2)	1,968,000,000
Payments on secured credit facility (see note 2)	(1,643,000,000)
Proceeds from senior notes	1,215,000,000
Net cash provided by financing activities	5,066,404,736

Net increase in cash and restricted cash	29,555,817

Cash and restricted cash
Cash and restricted cash, beginning of year	58,969,752
Cash and restricted cash, end of year*	$88,525,569

*Cash and restricted cash includes cash of $40,115,569 and cash deposited with broker for swap contracts of $48,410,000.

Non cash financing activities not included herein consist of $233,479,444 reinvested dividends.

Cash paid for interest on credit facility during the period was $61,787,394.

Cash paid for interest on reverse repurchase agreements during the period was $179,574.

Cash paid for interest on senior notes during the period was $53,246,669.

Cash paid for interest on secured borrowings during the period was $18,843,578.

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I

Per share operating performance.
For a capital share outstanding throughout each period.

	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Net asset value, beginning of period	$10.79	$10.60	$10.35	$10.15	$10.00
Income from Investment Operations:
Net investment income[1]	0.87	0.16	0.72	0.72	0.34
Net realized and unrealized gain (loss) on investments[2]	(0.15)	0.03	0.27	0.19	(0.04)
Total income from investment operations	0.72	0.19	0.99	0.91	0.30

Less Distributions to shareholders:
From net investment income	(0.69)	—	(0.62)	(0.62)	(0.15)
From return of capital	(0.15)	—	(0.10)	(0.09)	—
From net realized gain	—	—	(0.02)	—[3]	—[3]
Total Distributions to shareholders	(0.84)	—	(0.74)	(0.71)	(0.15)

Net asset value, end of period	$10.67	$10.79	$10.60	$10.35	$10.15

Total return[4]	7.06%	1.79%[5]	10.38%	9.25%	3.05%[5]

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,076,905	$6,742,783	$4,729,648	$744,892	$268,536

Ratio of expenses to average net assets (excluding interest expense)[7]:
Before fees waived and deferred tax expense	1.23%	1.28%[6]	1.32%	1.80%	2.25%[6]
After fees waived	1.23%	1.28%[6]	1.32%	1.80%	1.78%[6]
Deferred tax expense[9]	0.01%	—%	—%	—%	—%[6]
With fees waived, after taxes	1.24%	1.28%	1.32%	1.80%	1.78%[6]
Ratio of net investment income to average net assets (excluding interest expense)[7]:
Before fees waived	9.95%	6.75%[6]	7.36%	7.67%	3.58%[6]
After fees waived	9.95%	6.75%[6]	7.36%	7.67%	4.05%[6]

See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Consolidated Financial Highlights Class I (Continued)
	For the Year Ended March 31, 2023	For the Period January 1, 2022 through March 31, 2022**	For the Year Ended December 31, 2021	For the Year Ended December 31, 2020	For the Period March 6, 2019* through December 31, 2019
Ratio of expenses to average net assets (including interest expense, before taxes)[7]:
Before fees waived, before taxes	2.95%	1.79%[6]	1.94%	2.43%	2.28%[6]
After fees waived, before taxes	2.95%	1.79%[6]	1.94%	2.43%	1.81%[6]
Deferred tax expense[9]	0.01%	—%	—%	—%	—%[6]
With fees waived, interest and taxes	2.96%	1.79%	1.94%	2.43%	1.81%[6]
Ratio of net investment income to average net assets (including interest expense)[7]:
Before fees waived	8.23%	6.24%[6]	6.74%	7.04%	3.55%[6]
After fees waived	8.23%	6.24%[6]	6.74%	7.04%	4.02%[6]

Senior Securities
Total Amount Outstanding exclusive of Treasury Securities
Reverse Repurchase Agreements[8]	$3,870,000	$6,255,000	$6,833,000	$12,557,000	$6,034,000
Secured Borrowings[8]	—	204,168,415	249,990,230	—	—
Senior Credit Facility	932,000,000	607,000,000	1,195,000,000	190,000,000	—
Senior Notes	1,865,000,000	650,000,000	—	—	—
Asset Coverage Per $1,000 of Borrowings
Reverse Repurchase Agreements[8]	2,863,249	1,078,983	693,179	60,321	45,504
Secured Borrowings[8]	—	34,026	19,919	—	—
Senior Credit Facility	12,885	12,108	4,958	4,916	—
Senior Notes	6,920	11,376	—	—	—

Portfolio turnover rate	26%	16%[5]	29%	29%	15%[5]

*     Commencement of operations.

**   Fiscal year end changed to March 31, effective January 1, 2022.

1    Based on average daily shares outstanding for the period.

2    Realized and unrealized gains and losses per share are balancing amounts necessary to reconcile the change in net asset value per share with the other per share information presented.

3    Amount represents less than $0.01 per share.

4    Total returns would have been lower had expenses not been waived by the Investment Manager. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the repurchase of Fund shares.

5    Not annualized.

6    Annualized.

7    These ratios exclude the impact of expenses of the underlying investment companies holdings as represented in the Schedule of Investments.

8    As a result of the Fund having earmarked or segregated securities to collateralize the transactions or otherwise having covered the transactions, in accordance with releases and interpretive letters issued by the Securities and Exchange Commission, the Fund does not treat its obligations under such transactions as senior securities representing indebtedness for purposes of the Investment Company Act of 1940.

9    Deferred tax expense estimate for the ratio calculation is derived from unrealized gain (losses).
See accompanying Notes to Consolidated Financial Statements.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company operating as an interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of March 31, 2023.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans (the foregoing investments listed in clauses (i) through (iv) are collectively referred to herein as the “Direct Loan Instruments”); (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of a Subsidiary

On February 3, 2020, CCLF SPV LLC (“CCLF SPV”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statement of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF SPV. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2023, net assets of the CCLF SPV were $3,576,225,802, or approximately 32.29% of the Fund’s total net assets.

On April 15, 2021, MCCW Holdings, LLC (“CCLF MCCW”) was formed as a limited liability company, and it is a wholly owned subsidiary of CCLF SPV. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF MCCW. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2023, net assets of the CCLF MCCW were $267,489,433, or approximately 2.41% of the Fund’s total net assets and are included in the net assets of CCLF SVP.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

1. Organization (continued)

On May 25, 2021, CCLF Holdings LLC (“CCLF HOLD”) was formed as a limited liability company, and it is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2023, net assets of the CCLF HOLD were $20,471,759, or approximately 0.18% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D1). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2023, net assets of the CCLF HOLD (D1) were $8,075,334, or approximately 0.07% of the Fund’s total net assets.

On July 26, 2021, CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D2). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2023, net assets of the CCLF HOLD (D2) were $258,354,473, or approximately 2.33% of the Fund’s total net assets.

On March 16, 2022, CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of CCLF HOLD (D3). All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2023, net assets of the CCLF HOLD (D3) were $11,746,808, or approximately 0.11% of the Fund’s total net assets.

On June 14, 2022, KCLF Holdings LLC (“KCLF Holdings”) was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The consolidated Schedule of Investments, Statements of Assets and Liabilities, Statements of Operations, Statements of Changes in Net Assets, Statements of Cash Flows and Financial Highlights of the Fund includes the accounts of KCLF Holdings. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. As of March 31, 2023, net assets of the KCLF Holdings were $111,471,689, or approximately 1.01% of the Fund’s total net assets.

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment Transactions and Related Investment Income

Investment transactions are accounted for on a trade-date basis. However, for daily net asset value (“NAV”) determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium, accretion of discount and loan origination fees using the effective interest method over the respective term

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

of the loan. Upon the prepayment of a loan or security, any unamortized loan origination fees, original issue discount and market discount are recorded as interest income. The Fund records prepayment premiums as interest income when it receives such amounts.

Interest income from investments in the “equity” class of collateralized loan obligation (“CLO”) funds will be recorded based upon an estimate of an effective yield to expected maturity utilizing assumed cash flows in accordance with FASB ASC 325-40, Beneficial Interests in Securitized Financial Assets. Effective yields for the CLO equity positions are updated generally once a quarter or on a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized.

Realized gains and losses on investment transactions are determined using cost calculated on a specific identification basis. Paydown gains and losses are recorded as an adjustment to interest income in the consolidated Statements of Operations. Some or all of the interest payments of a loan or preferred equity may be structured in the form of PIK, which accrues to cost and principal on a current basis but is generally not paid in cash until maturity or some other determined payment date. Interest payments structured in the form of PIK are subject to the risk that a borrower could default when actual cash interest or principal payments are due. Dividends are recorded on the ex-dividend date. Distributions from private investments that represent returns of capital in excess of cumulative profits and losses are credited to investment cost rather than investment income.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of March 31, 2023.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes as an income tax expense on the Consolidated Statements of Operations. For the year ended March 31, 2023, the Fund did not have interest or penalties associated with underpayment of income taxes.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), and KCLF Holdings are disregarded entities for income tax purposes. CCLF HOLD and CCLF HOLD (D3) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Distributions to Shareholders

Distributions are paid at least quarterly on the Shares in amounts representing substantially all of the Fund’s net investment income, if any, earned each year. The Fund determines annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses (including capital loss carryover); however, it may distribute any excess annually to its shareholders.

The exact amount of distributable income for each fiscal year can only be determined at the end of the Fund’s fiscal year, March 31. Under Section 19 of the Investment Company Act, the Fund is required to indicate the sources of certain distributions to shareholders. The estimated distribution composition may vary from quarter to quarter because it may be materially impacted by future income, expenses and realized gains and losses on securities and fluctuations in the value of the currencies in which Fund assets are denominated.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of their net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of March 31, 2023, the Fund had twenty-six outstanding forward currency contracts sold short.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Pursuant to ASC Topic 815, Derivatives and Hedging, the Fund uses interest rate swaps to hedge its fixed rate debt. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships, and therefore the periodic payments are recognized as interest on swap contracts in the consolidated statement of operations. Depending on the nature of the balance at period end, the fair value of the interest rate swaps are either included as a derivative asset or derivative liability on the Fund’s consolidated statement of assets and liabilities. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. Any amounts paid to the counterparties to cover collateral obligations under the terms of the interest rate swap agreements are included in cash deposited with brokers on the Fund’s consolidated statements of assets and liabilities. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of March 31, 2023, the Fund had twelve outstanding interest rate swap contracts.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. Commitment fees are processed as income when received and are part of the interest income in the Statement of Operations. As of March 31, 2023, the Fund received $8,473,696 in commitment fees. As of March 31, 2023, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount of $1,219,116,687 reflected as unfunded loan commitments within the Consolidated Statement of Assets and Liabilities.

Borrower	Type	Principal Amount	Value
123Dentist, Inc.	Delayed Draw	$6,681,175	$4,927,843
123Dentist, Inc.	Delayed Draw	3,333,333	2,446,228
1364720 B.C. LTD	Delayed Draw	5,000,000	3,687,856
1364720 B.C. LTD	Revolver	2,000,000	1,467,730
A1 Garage Equity, LLC	Delayed Draw	3,143,561	3,093,435
A1 Garage Equity, LLC	Revolver	1,515,152	1,472,172
AAH Topco, LLC	Delayed Draw	1,423,117	1,379,395
AAH Topco, LLC	Revolver	423,729	407,527
Abracon Group Holdings, LLC	Delayed Draw	4,326,923	4,314,384
Abracon Group Holdings, LLC	Delayed Draw	2,163,462	2,157,192
Abracon Group Holdings, LLC	Revolver	865,385	860,472
Abracon Group Holdings, LLC	Revolver	1,730,769	1,725,754
ACI Group Holdings, Inc.	Delayed Draw	2,214,643	2,167,014
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	5,433,471	5,015,595
Adenza Group, Inc.	Delayed Draw	713,267	711,004
Adenza Group, Inc.	Revolver	731,098	721,455
ADMA Bilogics, Inc.	Delayed Draw	3,571,429	3,561,079

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Advarra Holdings, Inc.	Delayed Draw	$352,200	$349,118
AEC Parent Holdings, Inc.	Delayed Draw	1,123,541	1,103,092
Affinipay Midco, LLC	Delayed Draw	4,640,884	4,640,884
Affinipay Midco, LLC	Revolver	2,209,945	2,191,642
Affinity Hospice Intermediate Holdings, LLC	Delayed Draw	2,724,335	2,654,281
AG-Twin Brook Healthcare	Delayed Draw	9,930,556	9,840,067
AHR Intermediate, Inc.	Delayed Draw	10,500,000	10,424,719
Air Comm Corporation, LLC	Revolver	1,136,951	1,107,715
Air Comm Corporation, LLC	Revolver	571,216	556,527
Alcami Corporation	Delayed Draw	1,908,023	1,844,343
Alcami Corporation	Revolver	3,052,838	2,950,949
Alera Group Holdings, Inc.	Delayed Draw	510,853	500,636
Alera Group Holdings, Inc.	Delayed Draw	1,012,500	989,594
Alpine Acquisition Corp.	Revolver	428,281	406,542
Amba Buyer, Inc.	Delayed Draw	14,257,915	13,784,159
Amerilife Holdings LLC	Delayed Draw	1,636,364	1,577,893
Amerilife Holdings LLC	Revolver	2,454,545	2,354,544
Any Hour, LLC	Revolver	2,000,000	1,943,563
Apex Service Partners, LLC	Revolver	1,000,000	981,800
Appfire Technologies, LLC	Delayed Draw	8,791,021	8,736,710
Appfire Technologies, LLC	Revolver	924,000	912,089
Applied Technical Services LLC	Delayed Draw	1,340,909	1,312,340
Applied Technical Services LLC	Revolver	250,000	244,098
Apptio, Inc.	Revolver	92,871	91,297
Apryse Software Corp.	Delayed Draw	1,625,000	1,606,974
AQ Sunshine, Inc.	Revolver	200,000	193,354
Arcstor Midco LLC	First Lien Term Loan	96,063	78,022
Armada Parent, Inc.	Delayed Draw	1,000,000	985,707
Armada Parent, Inc.	Revolver	2,383,333	2,349,269
ASG II, LLC	Delayed Draw	3,281,391	3,245,010
Aspen Opco, LLC	Revolver	2,840,909	2,774,974
Associations, Inc.	Revolver	18,366,667	18,313,441
Auveco Holdings, Inc.	Delayed Draw	1,973,684	1,903,160
Auveco Holdings, Inc.	Revolver	986,842	951,580
AVALARA, Inc.	Revolver	2,727,273	2,664,442
AWT Merger Sub, Inc.	Revolver	928,571	907,020
Beacon Mobility Corp.	Revolver	807,969	786,788
Bendon	Revolver	1,800,000	1,722,157
Benefit Street Technology	Delayed Draw	4,444,444	4,318,610
Benefit Street Technology	Revolver	1,333,333	1,313,475
Berlin Packaging LLC	Delayed Draw	2,828,099	2,711,582
Beta Plus Technologies, Inc.	Revolver	4,669,900	4,577,158
BetterCloud, Inc.	Revolver	2,512,669	2,468,578
BetterCloud, Inc.	Revolver	3,801,052	3,790,037
Bigtime Software, Inc.	Revolver	2,327,586	2,314,372

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Biocare Medical LLC	Revolver	$2,583,333	$2,497,495
Blackbird Purchaser, Inc.	Delayed Draw	6,406,542	6,209,714
BlueHalo Global Holdings, LLC	Revolver	529,412	517,125
Bounteous, Inc.	Delayed Draw	4,300,000	3,941,726
Bounteous, Inc.	Revolver	558,000	511,508
BradyIFS Holdings LLC	Delayed Draw	2,256,157	2,211,034
BusinesSolver.com, Inc.	Delayed Draw	1,260,606	1,259,593
Carevet LLC	Delayed Draw	4,530,505	4,466,205
CC SAG Acquisition Corp.	Delayed Draw	1,356,643	1,291,505
CC SAG Acquisition Corp.	Revolver	699,301	665,724
CC WDW Borrower, Inc.	Delayed Draw	1,631,196	1,607,799
Certify Inc.	Revolver	604,839	599,284
Cerity Partners, LLC	Delayed Draw	17,500,000	16,977,160
Cerity Partners, LLC	Revolver	443,192	412,926
CFGI Holdings, LLC	Delayed Draw	2,189,781	2,138,958
CFGI Holdings, LLC	Revolver	1,751,825	1,698,003
Cherry Bekaert Advisory LLC	Revolver	1,661,392	1,626,994
Chronicle Bidco, Inc.	Delayed Draw	4,730,254	4,659,300
Chronicle Bidco, Inc.	Delayed Draw	4,476,202	4,409,059
Citrin Cooperman Advisors, LLC	Delayed Draw	448,163	440,403
Citrin Cooperman Advisors, LLC	Delayed Draw	14,472,727	14,067,230
Citrin Cooperman Advisors, LLC	Delayed Draw	1,137,931	1,118,227
Cleo Communications Holding, LLC	Revolver	2,140,000	2,067,607
Club Car Wash	Delayed Draw	2,142,334	2,078,064
CNSI Holdings LLC	Revolver	1,735,776	1,678,101
Cobham Holdings, Inc.	Revolver	2,343,750	2,273,727
Community Medical Acquisition Corp.	Delayed Draw	4,333,814	4,178,957
Community Medical Acquisition Corp.	Revolver	2,578,774	2,467,252
Connect America.com, LLC	Revolver	216,146	202,901
Consolidated Label Co.	Revolver	1,339,286	1,301,493
Consolidated Label Co.	Revolver	578,516	562,191
CORA Health Holdings Corp.	Delayed Draw	5,169,567	4,958,951
CORA Health Holdings Corp.	Revolver	134,615	129,131
Coretrust Purchasing Group LLC	Delayed Draw	596,443	587,496
Coretrust Purchasing Group LLC	Revolver	250,000	242,500
Coretrust Purchasing Group LLC	Delayed Draw	2,819,549	2,785,518
Coretrust Purchasing Group LLC	Revolver	2,819,549	2,743,099
Coupa Holdings, LLC	Delayed Draw	395,719	390,003
Coupa Holdings, LLC	Delayed Draw	2,313,799	2,280,376
Coupa Holdings, LLC	Revolver	1,771,654	1,723,960
Covaris Intermediate 3, LLC	Delayed Draw	5,921,053	5,667,957
Covaris Intermediate 3, LLC	Revolver	789,474	755,728
CPC/Cirtec Holdings, Inc.	Revolver	826,873	797,766
CPF Dental, LLC	Delayed Draw	587,121	574,082
Credit Connection, LLC	Revolver	600,000	595,142

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
CRS TH Holdings Corp	Revolver	$4,237,288	$3,961,924
D4C Dental Brands, Inc.	Delayed Draw	376,772	378,653
D4C Dental Brands, Inc.	Revolver	357,143	356,108
DataLink, LLC	Revolver	620,968	586,337
Deca Dental Holdings, LLC	Delayed Draw	3,333,333	3,195,859
Deca Dental Holdings, LLC	Revolver	74,074	71,019
Denali Midco 2 LLC	Delayed Draw	4,300,000	4,165,657
Disco Parent, LLC	Revolver	331,390	323,105
DOCS MSO LLC	Delayed Draw	3,629,032	3,536,080
DOCS MSO LLC	Revolver	967,742	942,955
DOCS MSO LLC	Delayed Draw	2,419,355	2,357,386
DOCS MSO LLC	Revolver	645,161	628,636
DTI Holdco, Inc.	Revolver	102,309	94,687
Dwyer Instruments, Inc.	Delayed Draw	1,912,917	1,887,684
Dwyer Instruments, Inc.	Revolver	618,196	605,397
Dwyer Instruments, Inc.	Revolver	1,620,617	1,587,063
Easy Ice, LLC	Delayed Draw	4,322,257	4,265,243
EdgeCo Buyer, Inc.	Delayed Draw	10,000,000	9,685,757
EDPO, LLC	Delayed Draw	713,333	689,631
Emmes Blocker, Inc.	Delayed Draw	7,107,473	7,049,322
Emmes Blocker, Inc.	Delayed Draw	3,475,610	3,447,173
EP Wealth Advisors, LLC	Delayed Draw	8,640,000	8,525,494
ERC Holdings, LLC	Revolver	852,071	808,820
ERC Holdings, LLC	Revolver	3,994,755	3,791,982
ESG Investments, Inc.	Delayed Draw	8,035,714	7,507,066
ESG Investments, Inc.	Revolver	2,142,857	2,001,884
Explorer Investor, Inc.	Delayed Draw	5,232,558	4,903,165
Fingerpaint Marketing, Inc.	Delayed Draw	2,335,714	2,293,968
Fingerpaint Marketing, Inc.	Revolver	1,209,677	1,163,423
FLS Holding, Inc.	Revolver	2,000,000	1,971,014
Formerra LLC	Delayed Draw	237,231	233,376
Fortis Life Sciences, LLC	Delayed Draw	8,671,280	8,404,872
Fortis Life Sciences, LLC	Revolver	1,095,652	1,061,990
Fortis Solutions Group, LLC	Delayed Draw	9,940,000	9,843,737
Fortis Solutions Group, LLC	Revolver	1,559,220	1,491,947
Foundation Risk Partners, Corp.	Delayed Draw	5,090,909	5,004,458
Foundation Risk Partners, Corp.	Delayed Draw	4,772,727	4,691,679
FQSR, LLC	Delayed Draw	3,875,488	3,659,356
FSS Buyer LLC	Revolver	1,610,390	1,563,334
Gainsight, Inc.	Revolver	2,625,000	2,502,275
Galway Borrower, LLC	Delayed Draw	261,395	250,745
Galway Borrower, LLC	Revolver	545,223	523,010
Galway Borrower, LLC	Revolver	576,059	552,589
Galway Borrower, LLC	Revolver	293,856	281,884
Galway Borrower, LLC	Delayed Draw	127,566	122,369
Galway Borrower, LLC	Revolver	690,616	662,479

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Gateway US Holdings, Inc.	Delayed Draw	$800,000	$777,849
Gateway US Holdings, Inc.	Delayed Draw	191,424	186,124
Gateway US Holdings, Inc.	Revolver	409,091	397,763
GovBrands Intermediate, Inc.	Delayed Draw	905,972	866,157
GovBrands Intermediate, Inc.	Revolver	91,700	87,670
Govdelivery Holdings, LLC	Revolver	254,493	249,862
Govdelivery Holdings, LLC	First Lien Term Loan	7,063	6,935
Graffiti Buyer, Inc.	Delayed Draw	3,755,737	3,630,942
Graffiti Buyer, Inc.	Revolver	959,550	927,666
Groundworks, LLC	Delayed Draw	2,617,801	2,577,722
Groundworks, LLC	Revolver	837,696	813,441
GSV Holding, LLC	Delayed Draw	16,535,262	16,192,905
Helium Acquirer Corporation	Delayed Draw	3,313,620	3,267,993
Helium Acquirer Corporation	Revolver	1,325,448	1,287,291
Higginbotham Insurance Agency, Inc.	Delayed Draw	9,557,129	9,456,914
Higginbotham Insurance Agency, Inc.	Delayed Draw	5,357,500	5,301,322
HPS Specialty Loan Fund V Feeder LP	First Lien Term Loan	71,250,000	71,250,000
HPS Technology	Delayed Draw	18,029,232	21,702,278
HS Spa Holdings, Inc.	Revolver	311,429	303,608
HSI Halo Acquisition, Inc.	Revolver	175,000	171,815
iCIMS, Inc.	Revolver	184,671	181,541
iCIMS, Inc.	Revolver	1,904,761	1,872,480
Iconic Purchaser Corporation	Revolver	1,025,641	1,006,358
IG Investments	Revolver	722,543	716,632
Imagine Acquisitionco, Inc.	Delayed Draw	1,607,717	1,554,296
Imagine Acquisitionco, Inc.	Revolver	1,157,556	1,119,093
Indigo Buyer, Inc.	Revolver	1,666,667	1,639,673
Innovetive Petcare, LLC	Delayed Draw	587,633	579,881
insightsoftware	Revolver	690,589	687,637
Integrated Oncology Network, LLC	Revolver	83,957	83,714
Integrated Oncology Network, LLC	Delayed Draw	1,114,395	1,111,165
Integrated Oncology Network, LLC	Revolver	134,701	134,311
Integrated Power Services	Revolver	2,225,125	2,145,617
Integrity Marketing Acquisition, LLC	Delayed Draw	2,927,367	2,874,089
Integrity Marketing Acquisition, LLC	Revolver	1,477,496	1,362,990
Invicti Intermediate 2, LLC	Revolver	1,090,909	1,049,196
IQN Holding Corp.	Delayed Draw	1,335,080	1,329,507
IQN Holding Corp.	Revolver	577,540	572,757
Isaac Heating & Air Conditioning	Delayed Draw	947,368	923,008
Isaac Heating & Air Conditioning	Revolver	2,368,421	2,307,520
Island Energy Services	Delayed Draw	2,894,230	2,804,632
IvyRehab Intermediate II, LLC	Delayed Draw	882,675	833,450
IvyRehab Intermediate II, LLC	Revolver	3,837,719	3,604,470
J S Held, LLC	Delayed Draw	7,620,004	7,581,324
JTM Foods, LLC	Revolver	559,597	539,601
JTM Foods, LLC	Delayed Draw	386,122	372,325

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
Kaseya, Inc.	Delayed Draw	$4,100,000	$4,068,098
Kaseya, Inc.	Revolver	4,100,000	4,068,098
KBP Investments LLC	Delayed Draw	3,444,691	3,252,584
Kensington Private Equity Fund	Delayed Draw	6,800,000	6,708,959
Keystone Agency Investors	Delayed Draw	6,163,035	6,054,572
Komline-Sanderson Group, Inc.	Delayed Draw	4,687,500	4,416,691
Komline-Sanderson Group, Inc.	Revolver	2,343,750	2,208,345
KPSKY Acquisition, Inc.	Delayed Draw	3,812,500	3,801,452
KWOR Acquisition, Inc.	Delayed Draw	15,313,231	15,072,883
KWOR Acquisition, Inc.	Revolver	1,154,699	1,125,007
Lav Gear Holdings, Inc.	Delayed Draw	3,508,728	3,403,466
Liberty Purchaser, LLC	Delayed Draw	48,430	46,977
Liberty Purchaser, LLC	Revolver	665,915	645,938
Life Science Intermediate Holdings, LLC	Revolver	188,281	181,374
Life Science Intermediate Holdings, LLC	Revolver	468,376	451,194
Lithium Technologies, LLC	Revolver	367,018	357,580
LJ Avalon Holdings, LLC	Delayed Draw	4,525,862	4,448,923
LJ Avalon Holdings, LLC	Revolver	1,810,345	1,752,469
LJ Avalon Holdings, LLC	Delayed Draw	2,586,207	2,542,242
LJ Avalon Holdings, LLC	Revolver	1,034,483	1,001,411
LJ Perimeter Buyer, Inc.	Delayed Draw	2,964,579	2,920,111
LJ Perimeter Buyer, Inc.	Delayed Draw	2,106,177	2,079,527
LMG Holdings, Inc.	Revolver	285,714	283,177
Majco LLC	Delayed Draw	3,250,000	3,166,430
Majco LLC	Revolver	1,266,667	1,230,923
ManTech International Corporation	Delayed Draw	13,379,260	13,216,998
ManTech International Corporation	Revolver	6,744,017	6,594,931
Margaritaville Enterprises LLC	Delayed Draw	5,108,297	4,934,793
Margaritaville Enterprises LLC	Revolver	312,500	301,886
MB2 Dental Solutions, LLC	Delayed Draw	1,805,556	1,792,324
MBS Holdings, Inc.	Revolver	1,271,186	1,232,132
Mc Group Ventures Corporation	Delayed Draw	1,634,615	1,608,141
Mclarens Midco, Inc.	Revolver	580,838	567,357
Measurabl, Inc.	First Lien Term Loan	200,000	197,979
Mindbody, Inc.	Revolver	1,428,571	1,398,993
MN Acquisition, Inc.	Revolver	2,166,667	2,089,247
Motion & Control Enterprises LLC	Delayed Draw	1,644,122	1,615,653
Motion & Control Enterprises LLC	Revolver	1,283,821	1,242,379
MRI Software LLC	Delayed Draw	5,645,000	5,450,644
MRI Software LLC	Revolver	2,159,885	2,085,521
National Dentex Labs LLC	Delayed Draw	390,805	383,790
National Dentex Labs LLC	Revolver	137,931	135,455
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	10,882,133	10,793,099
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,152,500	2,124,969
New Era Merger Sub, Inc.	Delayed Draw	153,958	150,385

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
New Era Merger Sub, Inc.	Revolver	$58,641	$57,280
New Era Merger Sub, Inc.	Revolver	35,465	34,642
New ILC Dover, Inc.	Revolver	1,087,932	1,051,783
NL1 Acquire Corp.	Delayed Draw	1,930,959	1,372,833
NL1 Acquire Corp.	Delayed Draw	1,182,780	1,076,529
NL1 Acquire Corp.	Revolver	369,740	262,870
Northstar Recycling, Inc.	Revolver	2,000,000	1,963,600
Novotech (Australia) Pty Limited	Delayed Draw	3,125,000	3,030,644
Oakbridge Insurance Agency LLC	Delayed Draw	12,008,621	11,626,446
Oakbridge Insurance Agency LLC	Revolver	343,966	333,019
OB Hospitalist Group	Revolver	1,053,435	1,033,539
OIA Acquisition, LLC	Delayed Draw	459,000	444,898
OIA Acquisition, LLC	Revolver	1,928,571	1,869,320
OIS Management Services, LLC	Delayed Draw	4,188,590	4,091,376
OIS Management Services, LLC	Revolver	1,328,205	1,297,379
Oliver Packaging, LLC	Revolver	380,952	375,550
Olympic Buyer, Inc.	Revolver	2,352,941	2,295,503
Omni Intermediate Holdings, LLC	Delayed Draw	3,626,656	3,557,018
Omni Intermediate Holdings, LLC	Revolver	2,253,521	2,210,249
OneCare Media, LLC	Revolver	1,333,333	1,306,395
Ons Mso, LLC	Revolver	2,763,592	2,678,686
Oranje Holdco, Inc.	Revolver	1,629,556	1,585,921
Org USME Buyer, LLC	Delayed Draw	743,478	724,361
Org USME Buyer, LLC	Revolver	411,942	401,349
Orthodontic Partners, LLC	Delayed Draw	14,278,356	14,102,341
Patriot Growth Insurance Services, LLC	Delayed Draw	1,854,545	1,820,793
Patriot Growth Insurance Services, LLC	Delayed Draw	24,830,120	24,378,210
Patriot Growth Insurance Services, LLC	Revolver	2,660,377	2,571,979
PAW Midco, Inc.	First Lien Term Loan	34,742	30,183
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474	3,169,297
PC Dreamscape Opco, Inc.	Revolver	1,052,632	1,005,317
PCS Software, Inc.	Revolver	363,714	360,669
PCX Holding Corp.	Revolver	437,500	423,971
PDQ	Revolver	1,764,706	1,750,268
Pediatric Home Respiratory Services, LLC	Delayed Draw	856,529	834,504
Petrus Buyer, Inc.	Delayed Draw	5,494,505	5,424,744
Petrus Buyer, Inc.	Revolver	1,923,077	1,869,747
Ping Identity Corporation	Revolver	250,000	243,750
Pinnacle Dermatology Management, LLC	Delayed Draw	1,221,649	1,184,117
Pinnacle Dermatology Management, LLC	Revolver	680,412	673,141
Pinnacle Treatment Centers, Inc.	Revolver	9,363	9,168
Pinnacle Treatment Centers, Inc.	Revolver	424,904	416,079
Planet US Buyer LLC	Revolver	814,815	788,766
Polyphase Elevator Holding Company	Delayed Draw	17,619,000	17,033,563
Potter Electric Signal Company, LLC	Delayed Draw	2,647,890	2,593,067
Potter Electric Signal Company, LLC	Revolver	586,584	574,439
POY Holdings, LLC	Delayed Draw	989,658	966,689

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
POY Holdings, LLC	Revolver	$2,406,511	$2,350,658
PPV Intermediate Holdings LLC	Delayed Draw	1,611,678	1,586,382
PPV Intermediate Holdings LLC	Revolver	2,538,076	2,472,813
PPV Intermediate Holdings LLC	Delayed Draw	264,996	261,993
PPV Intermediate Holdings LLC	Delayed Draw	255,682	251,669
PPV Intermediate Holdings LLC	First Lien Term Loan	20,313	19,790
Premier Imaging, LLC	Delayed Draw	10,332,779	10,196,480
Prime Buyer, LLC	Revolver	3,213,443	3,109,566
Prism Parent Co., Inc.	Delayed Draw	601,852	595,833
ProcessUnity Holdings, LLC	Delayed Draw	750,000	723,426
ProcessUnity Holdings, LLC	Revolver	550,000	526,325
PT Intermediate Holdings III, LLC	Delayed Draw	1,667,000	1,651,482
QF Holdings, Inc.	Revolver	219,298	214,483
Quality Automotive Services, LLC	Revolver	1,477,132	1,398,454
Quantic Electronics, LLC	Revolver	128,641	125,011
Quantic Electronics, LLC	Delayed Draw	953,898	926,980
Quantic Electronics, LLC	Revolver	57,038	55,429
R1 Holdings LLC	Delayed Draw	2,433,183	2,401,087
R1 Holdings LLC	Revolver	2,097,285	2,038,103
Race Winning Brands, Inc.	Revolver	1,305,774	1,262,386
Radwell Parent, LLC	Revolver	1,744,152	1,691,827
Radwell Parent, LLC	Delayed Draw	7,303,400	6,996,338
Radwell Parent, LLC	Revolver	2,531,793	2,433,717
Rally Buyer, Inc.	Delayed Draw	2,640,000	2,618,400
Rally Buyer, Inc.	Revolver	1,500,000	1,472,700
Rally Buyer, Inc.	Delayed Draw	2,960,636	2,936,413
Rally Buyer, Inc.	Revolver	1,682,180	1,651,564
Ranger Buyer, Inc.	Revolver	1,923,077	1,878,444
Raven Buyer, Inc.	Revolver	1,800,000	1,771,748
RB Holdings Interco, LLC	Delayed Draw	2,770,160	2,685,052
RB Holdings Interco, LLC	Revolver	230,847	222,598
RCS Healthcare	Revolver	118,056	117,090
RCS Industrials	Revolver	285,714	281,945
Recorded Future, Inc.	Revolver	178,771	175,965
Redwood Services Group, LLC	Delayed Draw	13,189,693	13,031,839
Redwood Services Group, LLC	Delayed Draw	41,317	40,822
RefrigiWear, LLC	Revolver	2,601,896	2,528,474
Regent Holding Company, LLC	Revolver	1,409,774	1,365,756
Revalize, Inc.	Revolver	681,000	676,315
Riskonnect Parent, LLC	Delayed Draw	30,882,250	30,671,308
Royal Buyer, LLC	Delayed Draw	471,250	466,538
Royal Buyer, LLC	Revolver	191,667	187,833
RQM Buyer, Inc.	Delayed Draw	4,687,500	4,664,110
RSC Acquisition, Inc.	Revolver	3,330,549	3,203,199
RSC Acquisition, Inc.	Delayed Draw	1,414,737	1,360,642
S4T Holdings Corp.	Delayed Draw	4,545,455	4,462,727
Safety Borrower Holdings	Revolver	508,475	507,001

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
SailPoint Technologies, Inc.	Revolver	$603,840	$597,387
SEI Holding I Corporation	Delayed Draw	1,967,746	1,940,277
SEI Holding I Corporation	Revolver	1,199,613	1,164,853
Securonix, Inc.	Revolver	2,288,135	2,281,504
Seismic Software, Inc.	Revolver	272,390	264,021
Seismic Software, Inc.	Delayed Draw	26,204,082	25,399,013
Seko Global Logistics Network, LLC	Revolver	52,582	51,625
Service Compression, LLC	Delayed Draw	1,581,333	1,507,877
Showtime Acquisition, L.L.C	Delayed Draw	203,148	199,580
Smile Doctors, LLC	Revolver	247,350	237,049
Sonar Acquisitionco, Inc.	Revolver	2,693,750	2,637,977
Sonny’s Enterprises, LLC	Revolver	640,244	638,389
Spanx, LLC	Revolver	8,548,279	8,142,290
Spartronics LLC	Revolver	1,920,230	1,882,396
Spirit RR Holdings, Inc.	Revolver	100,316	97,307
Spotless Brands, LLC	Delayed Draw	7,470,670	7,358,610
Spotless Brands, LLC	Revolver	200,000	196,000
Stanton Carpet Corp.	Revolver	1,189,468	1,152,924
Summit Buyer, L.L.C.	Delayed Draw	3,270,591	3,171,747
Summit Buyer, L.L.C.	Delayed Draw	1,898,298	1,840,927
Summit Buyer, L.L.C.	Revolver	1,382,979	1,341,182
SureWerx Purchaser III, Inc.	Delayed Draw	1,875,000	1,840,795
SureWerx Purchaser III, Inc.	Revolver	1,000,000	971,739
SWK Buyer, Inc.	Delayed Draw	3,070,175	2,814,370
SWK Buyer, Inc.	Revolver	521,930	478,443
Syntax Systems Ltd.	Delayed Draw	4,950,495	4,701,689
Syntax Systems Ltd.	Revolver	396,040	376,135
System Planning and Analysis, Inc.	Delayed Draw	3,643,011	3,580,722
System Planning and Analysis, Inc.	Revolver	1,568,100	1,541,289
Tamarack Intermediate, L.L.C.	Revolver	2,524,330	2,422,497
Tank Holding Corp.	Revolver	1,275,964	1,227,176
The Arcticom Group, LLC	Revolver	4,057,143	3,935,531
The Smilist Management, Inc.	Delayed Draw	1,584,533	1,574,022
The Smilist Management, Inc.	Revolver	356,075	353,713
The Ultimus Group Midco, LLC	Revolver	1,424,528	1,402,170
The Vertex Companies, Inc.	Delayed Draw	820,565	793,187
The Vertex Companies, Inc.	Revolver	965,217	933,013
TheKey, LLC	Delayed Draw	19,468,737	18,773,077
THG Acquisition, LLC	Delayed Draw	4,327,750	4,259,824
THG Acquisition, LLC	Revolver	619,903	614,831
Thunder Purchase, Inc.	Revolver	744,729	703,196
TigerConnect, Inc.	Delayed Draw	739,603	737,459
TigerConnect, Inc.	Revolver	1,875,000	1,869,566
Tilley Chemical Co., Inc.	Revolver	1,000,000	975,188
Tilley Chemical Co., Inc.	Revolver	1,555,556	1,516,959
Time Manufacturing Acquisition, LLC	Revolver	1,342,466	1,263,253
Titan Group Holdco, LLC	Delayed Draw	3,236,317	3,120,676
Titan Group Holdco, LLC	Revolver	1,450,000	1,398,188

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Borrower	Type	Principal Amount	Value
TMC Buyer, Inc.	Delayed Draw	$253,834	$220,835
Trackforce Acquireco, Inc.	Revolver	667,845	655,690
Transtar Holding Company	Delayed Draw	1,448,276	1,400,904
Tribute Technology Holdings, LLC	Revolver	3,487,842	3,371,949
Trident Maritime Systems, Inc.	Revolver	222,222	220,404
Trident Maritime Systems, Inc.	Revolver	111,111	110,202
Troy Gastroenterology, P.C.	Delayed Draw	2,122,266	2,094,271
Troy Gastroenterology, P.C.	Revolver	295,567	291,668
Trunk Acquisition, Inc.	Revolver	1,193,049	1,147,431
Trunk Acquisition, Inc.	Revolver	2,500,000	2,404,408
Turbo Buyer, Inc.	Delayed Draw	3,000,000	2,897,312
TurningPoint Healthcare Solutions, LLC	Revolver	1,816,524	1,765,265
U.S. Hospitality Publishers, Inc.	Delayed Draw	2,631,579	2,594,230
U.S. Hospitality Publishers, Inc.	Revolver	526,316	518,846
United Digestive MSO Parent, LLC	Delayed Draw	4,130,000	4,068,050
United Digestive MSO Parent, LLC	Revolver	2,065,500	2,003,535
United Digestive MSO Parent, LLC	Delayed Draw	2,825,000	2,782,625
United Digestive MSO Parent, LLC	Revolver	1,412,000	1,369,640
United Musculoskeletal Partners Acquisition Holdings, LLC	Delayed Draw	2,280,344	2,221,708
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	1,724,138	1,679,804
Urology Management Holdings, Inc.	Delayed Draw	3,266,667	3,159,817
Urology Management Holdings, Inc.	Revolver	1,190,476	1,150,919
USRP Holdings, Inc.	Delayed Draw	2,193,178	2,120,304
USRP Holdings, Inc.	Revolver	645,161	623,724
USRP Holdings, Inc.	Revolver	3,145,613	3,041,091
V Global Holdings LLC	Revolver	11,637,143	11,104,737
Vale Insurance Services LLC	Revolver	2,419,355	2,337,269
Vardiman Black Holdings, LLC	Delayed Draw	1,434,904	1,412,067
Vital Care Buyer, LLC	Revolver	1,777,778	1,754,327
VRC Companies, LLC	Delayed Draw	582,027	574,732
VRC Companies, LLC	Revolver	625,000	617,166
VSG Acquisition Corp.	Delayed Draw	5,681,667	5,468,402
VSG Acquisition Corp.	Revolver	2,310,000	2,223,293
Water Holdings Acquisition, LLC	Delayed Draw	3,817,808	3,796,517
Water Holdings Acquisition, LLC	Revolver	358,591	349,083
Wealth Enhancement Group, LLC	Revolver	439,990	425,371
Web P.T., Inc.	Revolver	696,429	682,009
Wilson Electronics Holdings, LLC	Delayed Draw	9,226,000	8,996,159
WorkForce Software, LLC	Revolver	463,235	450,164
World Insurance Associates, LLC	Delayed Draw	5,405,000	5,245,440
Xifin, Inc.	Revolver	1,284,995	1,239,079
Zavation Medical Products, LLC	Revolver	1,094,595	1,055,482
Zendesk, Inc.	Delayed Draw	1,847,826	1,829,348
Total		$1,219,116,687	$1,190,172,271

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Valuation of Investments

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 established requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, the Board of Trustees of the Fund (the “Board”) designated the Investment Manager as its valuation designee to perform fair value determinations and approved new Valuation Procedures for the Fund. The Board (the “Valuation Designee”) has approved the valuation policy and procedures for the Fund (the “Valuation Procedures”). Under the Valuation Procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on a day the Fund will calculate its net asset value as of the close of business on each day that the New York Stock Exchange is open for business and at such other times as the Board shall determine (each a “Determination Date” or at approximately 4:00 pm U.S. Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the Determination Date, the mean between the closing bid and asked prices and if no asked price is available, at the bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price (which is the last trade price at or before 4:00:02 p.m. U.S. Eastern Time adjusted up to NASDAQ’s best offer price if the last trade price is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price) will be used.

Fixed income securities (including corporate bonds and senior secured loans) with a remaining maturity of 60 days or more for which accurate market quotations are readily available will normally be valued according to dealer supplied mean quotations or mean quotations from a recognized pricing service. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Matrix pricing determines a security’s value by taking into account such factors as security prices, yields, maturities, call features, ratings and developments relating to comparable securities. Debt obligations with remaining maturities of sixty days or less when originally acquired will be valued at their amortized cost, which approximates fair market value.

Corporate loans are generally valued using unobservable pricing inputs received from the Fund’s investment partners or other third-party pricing services. The Investment Manager will continuously monitor the valuations of Fund investments provided by investment partners or other third-party pricing services and review any material concerns with the Valuation Committee. The Investment Manager may conclude, however, in certain circumstances, that a fair valuation provided by an investment partner or other third-party pricing service does not represent the fair value of a Fund investment and is not indicative of what actual fair value would be in an active, liquid or established market. In those circumstances, the Fund might value such investment at a discount or a premium to the value it receives from an investment partner or other third-party pricing service, in accordance with the Fund’s valuation procedures. Any such decision would be made in good faith, and subject to the review and supervision of the Valuation Committee. The Investment Manager may choose to value certain immaterial direct corporate loans internally upon approval of the Valuation Committee. The Board will consider, no less frequently than quarterly, all relevant information and the reliability of pricing information provided by the investment partners or other third-party pricing services. Additionally, the values of the Funds’ direct loan investments are adjusted daily based on the estimated total return that the asset will generate during the current quarter. The Investment Manager, other third-party pricing services and the Valuation Committee monitor these estimates regularly and update them as necessary if macro or individual changes warrant any adjustments. At the end of the quarter, each direct loan’s value is adjusted based on the actual income and appreciation or depreciation realized by such loan when its quarterly valuations and income are reported. This information is updated as soon as the information becomes available.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

CLOs are not traded on a national securities exchange and instead are valued utilizing a market approach. The market approach is a method of determining the valuation of a security based on the selling price of similar securities. The types of factors that may be taken into account in pricing CLOs include: the yield of similar CLOs where pricing is available in the market; the riskiness of the underlying pool of loans; features of the CLO, including weighted average life test, liability pricing, management fees, covenant cushions, weighted average spread of underlying loans and net asset value.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value as reported by such companies, with the exception of exchange-traded open-end registered investment companies which are priced in accordance with the first paragraph within this valuation of investments section.

The Fund may invest in interests or shares in private investment companies and/or funds (“Private Investment Funds”) where the net asset value is calculated and reported by respective unaffiliated investment managers on a monthly or quarterly basis. Unless the Valuation Designee is aware of information that a value reported to the Fund by a portfolio, underlying manager, or administrator does not accurately reflect the value of the Fund’s interest in that Private Investment Fund, the Valuation Designee will use the net asset value provided by the Private Investment Funds as a practical expedient to estimate the fair value of such interests.

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. The value of transactions under the Master Repo Agreement, collateral pledged or received, and the net exposure by counterparty as of period end are disclosed in the Consolidated Schedule of Investments and footnote 13 thereto. For the year ended March 31, 2023, the average balance outstanding and weighted average interest rate were $4,286,712 and 4.30%, respectively.

	March 31, 2023
	Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30 – 90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$3,870,000	$—	$3,870,000
Total	$—	$—	$3,870,000	$—	$3,870,000

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Repurchase Offers

The Fund is a closed-end investment company structured as an interval fund and, as such, has adopted a fundamental policy to make quarterly repurchase offers, at per-class NAV, of not less than 5% of the Fund’s outstanding Shares on the repurchase request deadline. The Fund will offer to purchase only a small portion of its Shares each quarter, and there is no guarantee that shareholders will be able to sell all of the Shares that they desire to sell in any particular repurchase offer. Under current regulations, such offers must be for not less than 5% nor more than 25% of the Fund’s Shares outstanding on the repurchase request deadline. If a repurchase offer is oversubscribed, the Fund may repurchase only a pro rata portion of the Shares tendered by each shareholder. The potential for proration may cause some investors to tender more Shares for repurchase than they wish to have repurchased or result in investors being unable to liquidate all or a given percentage of their investment during in the particular repurchase offer.

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as amended effective March 17, 2023, provides for borrowings on a committed basis in an aggregate principal amount up to $2,800,000,000. Under the Facility, the Fund has received a single 7-year term loan in the amount of $500,000,000 (“Term Loan”) and may borrow up to an additional $2,300,000,000 on a revolving basis (the “Revolving Loan”). The Fund may request the Revolving Loan to be increased from time to time up to an aggregate amount of $3,050,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on March 17, 2028, and the Term Loan matures on March 28, 2029.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes. For the year ended March 31, 2023, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Term Loan were $500,000,000, $500,000,000 and 5.09%, respectively. For the year ended March 31, 2023, the average balance outstanding, maximum amount borrowed and weighted average interest rate under the Revolving Loan were $831,586,301, $1,300,000,000 and 4.41%, respectively. In addition, the interest rate at period end on the Term Loan and Revolving Loan were 7.05% and 6.91%, respectively. The interest expense during the year ended March 31, 2023, was $65,447,856. Commitment fees incurred are prepaid and amortized over the term of the loan. For the year ended March 31, 2023, commitment fees were $2,970,989. Unused commitment fees for the year ended March 31, 2023, were $1,319,175.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at any given time the value of the Fund’s total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund’s shareholders and such persons will have claims on the Fund’s assets that are senior to those of the Fund’s shareholders. In addition to the risks created by the Fund’s use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund’s ability to generate income from the use of leverage would be adversely affected.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement.

The Fund entered into sale/buy-back agreements with Macquarie US Trading LLC (“Macquarie”), and pursuant to such agreements, the Fund granted Macquarie a participation interest in certain assets, with a corresponding repurchase obligation at an agreed-upon price within 120 days after the sale date. Interest expense on secured borrowings for the year ended March 31, 2023 were $18,679,698. There were no secured borrowings outstanding as of March 31, 2023.

Senior Notes

On March 29, 2022, the Fund issued Series A Senior Secured Notes (the “Notes”) in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the consolidated schedule of swap contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

The table below sets forth a summary of the key terms of the series of Notes outstanding at March 31, 2023.
Series	Principal Outstanding March 31, 2023	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value March 31, 2023	Fair Value March 31, 2023	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$69,817	$21,526,922	$628,403,261	$598,186,005	4.10%	4.55%	March 28, 2027
A	250,000,000	Semi-Annual	26,851	3,229,188	246,743,961	230,071,540	4.10%	4.16%	March 28, 2027
B	215,000,000	Semi-Annual	1,008,042	3,543,278	210,448,680	210,746,290	5.44%	5.95%	July 19, 2025
C	130,000,000	Semi-Annual	644,892	2,243,781	127,111,327	126,926,212	5.50%	6.10%	July 19, 2026
D	10,000,000	Semi-Annual	665,584	166,654	9,167,762	9,763,555	5.50%	6.42%	July 19, 2026
E	130,000,000	Semi-Annual	847,732	2,389,609	126,762,659	126,369,758	5.61%	6.28%	July 19, 2027
F	160,000,000	Semi-Annual	49,606	3,397,932	156,552,462	154,211,006	5.72%	6.45%	July 19, 2029
G	40,000,000	Semi-Annual	211,934	839,809	38,948,257	38,552,751	5.72%	6.80%	July 19, 2029
H	34,000,000	Semi-Annual	283,627	(450,607)	34,166,980	34,620,492	7.06%	7.52%	December 6, 2025
I	95,000,000	Semi-Annual	1,232,667	(2,431,809)	96,199,142	97,874,699	7.10%	7.84%	December 6, 2027
I	10,000,000	Semi-Annual	48,447	(254,327)	10,205,880	10,302,600	7.10%	7.88%	December 6, 2027
J	141,000,000	Semi-Annual	2,052,145	(5,036,856)	143,984,711	146,724,053	7.17%	7.98%	December 6, 2029
Total	$1,865,000,000		$7,141,344	$29,163,574	$1,828,695,082	$1,784,348,961

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

2. Significant Accounting Policies (continued)

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 6.30% to 6.43%. In the prior year, the Series A Notes were valued at cost given the fact that they were issued immediately preceding the fiscal year end.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

3. Principal Risks

Non-Diversified Status

The Fund is a “non-diversified” management investment company. Thus, there are no percentage limitations imposed by the Investment Company Act on the Fund’s assets that may be invested, directly or indirectly, in the securities of any one issuer. Consequently, if one or more securities are allocated a relatively large percentage of the Fund’s assets, losses suffered by such securities could result in a higher reduction in the Fund’s capital than if such capital had been more proportionately allocated among a larger number of securities. The Fund may also be more susceptible to any single economic or regulatory occurrence than a diversified investment company.

Debt Securities

Under normal market conditions, the Fund expects to primarily invest in debt and debt-related securities. One of the fundamental risks associated with such investments is credit risk, which is the risk that an issuer will be unable to make principal and interest payments on its outstanding debt obligations when due. Adverse changes in the financial condition of an issuer or in general economic conditions (or both) may impair the ability of such issuer to make such payments and result in defaults on, and declines in, the value of its debt. The Fund’s return to Shareholders would be adversely impacted if an issuer of debt securities in which the Fund invests becomes unable to make such payments when due. Other risk factors include interest rate risk (a rise in interest rates causes a decline in the value of debt securities) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Borrowing, Use of Leverage

The Fund may leverage its investments by “borrowing,” use of swap agreements, options or other derivative instruments, use of short sales or issuing preferred stock or preferred debt. The use of leverage increases both risk and profit potential. The Fund expects that under normal business conditions it will utilize a combination of the leverage methods described above. The Fund is subject to the Investment Company Act requirement that an investment company limit its borrowings to no more than 50% of its total assets for preferred stock or preferred debt and 33 1/3% of its total assets for debt securities, including amounts borrowed, measured at the time the investment company incurs the indebtedness. Although leverage may increase profits, it exposes the Fund to credit risk, greater market risks and higher current expenses. The effect of leverage with respect to any investment in a market that moves adversely to such investment could result in a loss to the investment portfolio of the Fund that would be substantially greater than if the investment were not leveraged. Also, access to leverage and financing could be impaired by many factors, including market forces or regulatory changes, and there can be no assurance that the Fund will be able to secure or maintain adequate leverage or financing. The ability of the Fund to transact business with any one or number of counterparties, the lack of any independent evaluation of such counterparties’ financial capabilities and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

3. Principal Risks (continued)

Margin borrowings and transactions involving forwards, swaps, futures, options and other derivative instruments could result in certain additional risks to the Fund. In such transactions, counterparties and lenders will likely require the Fund to post collateral to support its obligations. Should the securities and other assets pledged as collateral decline in value or should brokers increase their maintenance margin requirements (i.e., reduce the percentage of a position that can be financed), the Fund could be subject to a “margin call,” pursuant to which it must either deposit additional funds with the broker or suffer mandatory liquidation of the pledged assets to compensate for the decline in value. In the event of a precipitous drop in the value of pledged securities, the Fund might not be able to liquidate assets quickly enough to pay off the margin debt or provide additional collateral and may suffer mandatory liquidation of positions in a declining market at relatively low prices, thereby incurring substantial losses.

Economic Downturn or Recession

Many of the Fund’s investments may be issued by companies susceptible to economic slowdowns or recessions. Therefore, the Fund’s non-performing assets are likely to increase, and the value of its portfolio is likely to decrease, during these periods. A prolonged recession may result in losses of value in the Fund’s portfolio and a decrease in the Fund’s revenues, net income and NAV. Unfavorable economic conditions also could increase the Fund’s funding costs, limit the Fund’s access to the capital markets or result in a decision by lenders not to extend credit to it on terms it deems acceptable. These events could prevent the Fund from increasing investments and harm the Fund’s operating results.

LIBOR Risk

LIBOR has been used extensively in the U.S. and globally as a “benchmark” or “reference rate” for various commercial and financial contracts, including corporate and municipal bonds, bank loans, asset-backed and mortgage-related securities, interest rate swaps and other derivatives. Instruments in which the Fund invests may have historically paid interest at floating rates based on LIBOR or may have been subject to interest caps or floors based on LIBOR. The Fund and issuers of instruments in which the Fund invests may have also historically obtained financing at floating rates based on LIBOR. The underlying collateral of CLOs in which the Fund invests have also paid interest at floating rates based on LIBOR. In July of 2017, the head of the UK Financial Conduct Authority (“FCA”) announced a desire to phase out the use of LIBOR by the end of 2021. On March 5, 2021, ICE announced that all LIBOR settings will either cease to be provided by any administrator or no longer be representative: (a) immediately after December 31, 2021, in the case of the 1-week and 2-month U.S. dollar LIBOR settings; and (b) immediately after June 30, 2023, in the case of the remaining U.S. dollar LIBOR settings.

On July 29, 2021, the U.S. Federal Reserve, in connection with the Alternative Reference Rates Committee (“ARRC”), a steering committee comprised of large U.S. financial institutions, formally recommended the forward-looking Secured Overnight Financing Rate (“SOFR”) term rates proposed by CME Group, Inc. as the replacement for U.S. dollar LIBOR, marking the final step in the ARRC’s Paced Transition Plan implemented to encourage the adoption of SOFR. In addition, as of the date of this report the current nominated replacement for GBP-LIBOR is the Sterling Overnight Interbank Average Rate (“SONIA”). In July 2020, Bloomberg began publishing fall-backs that the International Swaps and Derivatives Association (“ISDA”) intends to implement in lieu of LIBOR with respect to swaps and derivatives. Given the inherent differences between LIBOR and SOFR, or any other alternative benchmark rate that may be established, including SONIA, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. In many cases, the nominated replacements, as well as other potential replacements, are not complete or ready to implement and require margin adjustments. There is currently no final consensus as to which Benchmark Rate(s) (along with any adjustment and/or permutation thereof) will replace all or any LIBOR tenors after the discontinuation thereof and there can be no assurance that any such replacement Benchmark Rate(s) will attain market acceptance.

Any transition away from LIBOR to one or more alternative Benchmark Rates is complex and could have a material adverse effect on the Fund’s business, financial condition and results of operations, including, without limitation, as a result of any changes in the pricing and/or availability of the Fund’s investments, negotiations and/or changes to the documentation for certain of the Fund’s investments, the pace of such changes, disputes and other actions regarding the interpretation of current and prospective loan documentation, basis risks between investments and hedges, basis risks within investments (e.g., securitizations), costs of modifications to processes and systems, and/or costs of administrative services and operations, including monitoring of recommended conventions and Benchmark Rates, or any component of or adjustment to the foregoing.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

3. Principal Risks (continued)

It is not possible to predict whether there will be any further changes in the methods pursuant to which the LIBOR rates are determined and any other reforms to LIBOR that will be enacted in the United States, the U.K. or elsewhere, or the effects thereof. Any such changes or further reforms to LIBOR may result in a sudden or prolonged increase or decrease in reported LIBOR rates, which could have a material adverse impact on the value of the Fund’s investments and any payments linked to LIBOR thereunder.

LIBOR is likely to perform differently than in the past until the final phase-outs in 2023 and, ultimately, will cease to exist as a global benchmark going forward. Until an alternative Benchmark Rate(s) becomes generally accepted and regularly implemented in the market, the uncertainty as to the future of LIBOR, its eventual phase-out, the transition to one or more alternate Benchmark Rate(s), and the implementation of such new Benchmark Rate(s) may impact a number of factors, which, either alone or in the aggregate, may cause a material adverse effect on the Fund’s performance and ability to achieve its investment objective. Such factors include, without limitation: (i) the administration and/or management of portfolio of investments, including (a) cost of funding or other operational or administrative costs, (b) costs incurred to transition to and implement a substitute index or Benchmark Rate(s) for purposes of calculating interest, (c) costs of negotiating with counterparties with respect to an acceptable replacement calculation and potential amendments to existing debt instruments or credit facilities currently utilizing LIBOR to determine interest rates, and/or (d) costs of potential disputes and/or litigation regarding interest calculation, loan value, appropriateness or comparability of any new Benchmark Rate(s) or any other dispute over terms relating to or arising from any of the foregoing; (ii) the availability (or lack thereof) of potential investments in the market during the transition period; (iii) the time periods necessary to make investments and deploy capital during the transition period; (iv) the calculation and value of investments and overall cash flows, profitability and performance; (v) the liquidity of investments in the secondary market or otherwise, and the asset-liability management strategies available; (vi) basis risks between investments and hedges and basis risks within investments (e.g., securitizations); or (vii) any mismatch, during a transition period or otherwise, between a Benchmark Rate used for leverage facilities and another used for one or more of the Fund’s investments.

Limited Liquidity

Shares in the Fund provide limited liquidity since shareholders will not be able to redeem Shares on a daily basis. A shareholder may not be able to tender its Shares in the Fund promptly after it has made a decision to do so. In addition, with very limited exceptions, Shares are not transferable, and liquidity will be provided only through repurchase offers made quarterly by the Fund. In addition, the Fund does not expect any trading market to develop for the Shares. As a result, if investors decide to invest in the Fund, they will have very limited opportunity to sell their Shares. Shares in the Fund are therefore suitable only for investors who can bear the risks associated with the limited liquidity of Shares and should be viewed as a long-term investment.

COVID-19

In early 2020, an outbreak of a novel strain of coronavirus (COVID-19) emerged globally. The outbreak of COVID-19 and its variants resulted in closing international borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general public concern and uncertainty. This outbreak negatively affected the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. On May 5, 2023, the World Health Organization declared the end of the global emergency status for COVID-19. The United States subsequently ended the federal COVID-19 public health emergency declaration effective May 11, 2023. Although vaccines for COVID-19 are more widely available, it is unknown how long certain circumstances related to the pandemic will persist, whether they will reoccur in the future, and what additional implications may follow from the pandemic. The impact of these events and other epidemics or pandemics in the future could adversely affect Fund performance.

4. Investment Advisory and Other Agreements

The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Manager. Pursuant to the Investment Management Agreement, the Fund pays the Investment Manager a monthly Investment Management Fee equal to 1.00% on an annualized basis of the Fund’s Net Assets. The Investment Manager has contractually agreed to an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Manager has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure the Total Annual

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

4. Investment Advisory and Other Agreements (continued)

Expenses (excluding any taxes, leverage interest, distribution and servicing fees, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, such as litigation expenses) do not exceed 2.25% of the average daily net assets of Class I Shares (the “Expense Limit”). For a period not to exceed three years from the date on which a Waiver is made, the Investment Manager may recoup amounts waived or assumed, provided it is able to effect such recoupment and remain in compliance with the Expense Limitation and Reimbursement Agreement. The Expense Limitation and Reimbursement Agreement has an initial two-year term, which ends two years from the date of commencement of the Fund’s operations. The Expense Limitation and Reimbursement Agreement automatically renewed for consecutive one-year terms thereafter, and was terminated effective March 6, 2023.

The Fund may, at the discretion of the Investment Manager and subject to Board and shareholder approval, allocate its assets amongst the Investment Manager and one or more sub-advisers in percentages determined at the discretion of the Investment Manager (“allocated portion”). On November 8, 2022, Crescent Capital Group LP was terminated as sub-adviser to the Fund. On November 11, 2022, BlackRock Capital Investment Advisers was terminated as sub-adviser to the Fund. There are currently no sub-advisers managing assets of the Fund. Neither Crescent Capital Group LP nor BlackRock Capital Investment Advisers was allocated assets to manage during the fiscal year ended March 31, 2023.

For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses were absorbed by the Investment Manager, the Investment Manager may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. For the year ended March 31, 2023, the Investment Manager did not recover any previously waived expenses.

Foreside Fund Services, LLC serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and administrator. For the year ended March 31, 2023, the Fund’s allocated UMBFS fees are reported on the Consolidated Statement of Operations.

An officer of the Fund is an employee of UMBFS. The Fund does not compensate officers affiliated with the Fund’s administrator. For the year ended March 31, 2023, the Fund’s allocated fees incurred for trustees who are not affiliated with the Fund’s administrator are reported on the Consolidated Statement of Operations.

Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the year ended March 31, 2023, are reported on the Consolidated Statement of Operations.

5. Fair Value of Investments

Fair value — Definition

The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•    Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•   Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

•   Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

5. Fair Value of Investments (continued)

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of March 31, 2023:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$—	$289,892,627	$9,091,742,653	$—	$9,381,635,280
Private Investment Vehicles	—	—	35,925,426	4,983,049,991	5,018,975,417
Collateralized Loan Obligations	—	9,469,039	81,824,551	—	91,293,590
Preferred Stocks	—	—	88,528,773	—	88,528,773
Common Stocks	—	—	8,443,546	—	8,443,546
Subordinated Debt	—	—	162,219,034	—	162,219,034
Warrants	—	—	4,928,283	—	4,928,283
Short-Term Investments	78,357,066	—	—	—	78,357,066
Total Investments, at fair value	$78,357,066	$299,361,666	$9,473,612,266	$4,983,049,991	$14,834,380,989
Other Financial Instruments[1]
Forward Contracts	$—	$2,144,662	$—	$—	$2,144,662
Swap Contracts	—	8,173,599	—	—	8,173,599
Total Assets	$78,357,066	$309,679,927	$9,473,612,266	$4,983,049,991	$14,844,699,250
Liabilities	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Reverse Repurchase Agreement	$—	$3,870,000	$—	$—	$3,870,000
Other Financial Instruments[1]
Forward Contracts	—	1,357,388	—	—	1,357,388
Swap Contracts	—	37,337,173	—	—	37,337,173
Total Liabilities, at fair value	$—	$42,564,561	$—	$—	$42,564,561

1       Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

5. Fair Value of Investments (continued)

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the year ended March 31, 2023:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt
Balance as of April 1, 2022	$6,319,615,266	$6,510,925	$90,396,005	$88,501,915	$5,468,056
Purchases	6,095,791,667	29,625,000	59,310,000	49,957,629	145,049,000
Sales/Paydowns	(3,187,160,459)	—	(55,193,858)	(50,875,000)	(2,394,651)
Realized gains (losses)[1]	9,534,046	—	112,478	—	60,400
Original issue discount and amendment fees	4,594,176	278,302	—	(300,000)	—
Accretion	10,769,612	—	147,820	—	51,756
Change in Unrealized appreciation (depreciation)	(133,435,646)	(488,801)	(6,313,180)	1,244,229	4,682,019
Transfers In2	14,812,500	—	2,834,325	—	9,302,454
Transfers Out[3]	(42,778,509)	—	(9,469,039)	—	—
Balance as of March 31, 2023	$9,091,742,653	$35,925,426	$81,824,551	$88,528,773	$162,219,034
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2023	$(122,620,630)	$(488,801)	$(5,396,503)	$1,244,229	$4,682,019
	Warrants	Common Stocks	Total
Balance as of April 1, 2022	$1,279,790	$5,561,463	$6,517,333,420
Purchases	—	1,500,000	6,381,233,296
Sales/Paydowns	—	—	(3,295,623,968)
Realized gains (losses)[1]	—	—	9,706,924
Original issue discount and amendment fees	—	—	4,572,478
Accretion	—	—	10,969,188
Change in Unrealized appreciation (depreciation)	3,648,493	1,382,083	(129,280,803)
Transfers In2	—	—	26,949,279
Transfers Out[3]	—	—	(52,247,548)
Balance as of March 31, 2023	$4,928,283	$8,443,546	$9,473,612,266
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at March 31, 2023	$3,648,493	$1,382,083	$(117,549,110)

1       Senior Secured Loans includes paydown gains (losses) of $7,316,522.

2       Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.

3       Transferred from Level 3 to Level 2 because observable market data became available for the investments.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

5. Fair Value of Investments (continued)

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized in Level 3 of the fair value hierarchy as of March 31, 2023.

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Collateralized Loan Obligations	$7,200,000	Market approach	Recent Transaction Price	$96.00	$96.00	Increase
	74,624,551	Income approach	Interest Rate/ Discount Margin	10.30% – 18.50%	15.45%	Decrease
			Default Rate	3 CDR	3 CDR	Decrease
			Recovery Rate	65%	65%	Increase
			Term	Maturity, or Reinvestment +24 months	N/A	Decrease
			Prepayment Assumptions	20 CPR	20 CPR	Increase
			Reinvestment Assumptions	$99.00	$99.00	Decrease
Common Stocks	1,500,000	Market approach	Recent Transaction Price	$1,000	$1,000	Increase
	5,844,178	Market approach	LTM Revenue Multiple	2.2x	2.2x	Increase
	968,234	Market approach	Run Rate Adj. EBITDA Multiple	8.0x	8.0x	Increase
	131,134	Market approach	LTM EBITDA Multiple	16.0x	16.0x	Increase
Preferred Stocks	35,030,000	Market approach	Recent Transaction Price	$970 – $980	$973	Increase
	53,498,773	Income approach/Market approach	Discount Rate	12.57% – 12.79%	12.79%	Increase
			Run Rate Adj. EBITDA Multiple	8.0x	8.0x	Increase
			LTM Revenue Multiple	3.3x – 5.8x	4.1x	Increase
			LTM EBITDA Multiple	9.4x – 28.0x	16.8x	Increase
Private Investment Vehicles	29,624,289	Market approach	Recent Transaction Price	$100 – $25,000	$120	Increase
	6,301,137	Income approach	Weighted Average Cost of Capital	15.00% – 16.00%	15.16%	Decrease

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

5. Fair Value of Investments (continued)

Investments	Fair Value	Valuation Technique	Unobservable Inputs	Range of Inputs	Weighted Average	Impact on Valuation from an increase in input
Senior Secured Loans	$6,992,226,005	Income approach	Discount Rate	3.23% – 19.36%	9.84%	Decrease
			LTM Revenue ($ Millions)	$25 – $8,052	$465	Increase
			Debt/EBITDA	0.5x – 11.6x	5.7x	Decrease
			Interest Coverage	0.0x – 11.2x	2.0x	Increase
	8,284,751	Market approach	Enterprise value ($ Millions)	$19 – $96	$67	Increase
	2,091,231,897	Market approach	Recent Transaction Price	$82.00 – $100.00	$97.66	Increase
Subordinated Debt	5,468,131	Market approach	LTM EBITDA Multiple	9.3x	9.3x	Increase
	156,750,903	Income approach	Discount Rate	10.38% – 13.77%	11.65%	Decrease
			LTM Revenue ($ Millions)	$266 – $1,910	$547	Increase
			Debt/EBITDA	8.0x – 9.3x	8.5x	Decrease
			Interest Coverage	1.3x – 2.7x	2.6x	Increase
Warrants	1,065,013	Market approach	Cost of equity	16.80%	16.80%	Decrease
			Enterprise value ($ Millions)	$3,393 – $3,983	$3,688	Increase
	3,863,270	Income approach	Exercise Price	$1.65 – $2.28	$1.70	Decrease
			Expected Volatility	60% – 98%	71%	Increase
Total	$9,473,612,266

6. Capital Stock

The Fund is authorized as a Delaware statutory trust to issue an unlimited number of Shares in one or more classes, with a par value of $0.001. The minimum initial investment in Class I Shares by any investor is $10 million. However, the Fund, in its sole discretion, may accept investments below this minimum with respect to Class I Shares. Shares may be purchased by principals and employees of the Investment Manager or its affiliates and their immediate family members without being subject to the minimum investment requirements.

Class I Shares are not subject to any initial sales charge. Shares will generally be offered for purchase on each business day at NAV per share, except that Shares may be offered more or less frequently as determined by the Board in its sole discretion. The Board may also suspend or terminate offerings of Shares at any time.

A shareholder whose Shares (or a portion thereof) are repurchased by the Fund will not be entitled to a return of any sales charge that was charged in connection with the shareholder’s purchase of the Shares.

Pursuant to Rule 23c-3 under the Investment Company Act, on a quarterly basis, the Fund offers shareholders holding all classes of shares the option of redeeming shares at NAV. The Board determines the quarterly repurchase offer amount (“Repurchase Offer Amount”), which can be no less than 5% and no more than 25% of all shares of all classes outstanding on the repurchase request deadline. If shareholders tender more than the Repurchase Offer Amount, the

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

6. Capital Stock (continued)

Fund may, but is not required to, repurchase an additional amount of shares not to exceed 2% of all outstanding shares of the Fund on the repurchase request deadline If the Fund determines not to repurchase more than the Repurchase Offer Amount, or if shareholders tender Shares in an amount exceeding the Repurchase Offer Amount plus 2% of the outstanding Shares on the Repurchase Request Deadline, the Fund will repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than $2,500 worth of Shares and who tender all of their Shares, before prorating other amounts tendered. In addition, the Fund may accept the total number of Shares tendered in connection with required minimum distributions from an IRA or other qualified retirement plan. It is the shareholder’s obligation to both notify and provide the Fund supporting documentation of a required minimum distribution from an IRA or other qualified retirement plan. The results of the repurchase offers conducted for the year ended March 31, 2023 are as follows:
Commencement Date	April 14, 2022	July 14, 2022	October 13, 2022	January 20, 2023
Repurchase Request	May 16, 2022	August 15, 2022	November 14, 2022	February 21, 2023
Repurchase Pricing date	May 16, 2022	August 15, 2022	November 14, 2022	February 21, 2023

Net Asset Value as of Repurchase Offer Date
Class I	$10.66	$10.66	$10.58	$10.61

Amount Repurchased
Class I	$225,106,363	$187,676,994	$351,675,872	$283,194,647

Percentage of Outstanding Shares Repurchased
Class I	2.94%	2.11%	3.54%	2.61%

7. Federal Income Taxes

Fund Income Tax

At March 31, 2023, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments including proceeds from reverse repurchase agreements	$14,895,057,234
Gross unrealized appreciation	169,691,927
Gross unrealized depreciation	(230,368,172)
Net unrealized depreciation on investments	$(60,676,245)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. Permanent differences between book and tax basis are attributable to certain investments in partnerships and holdings in Domestic Blockers. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2022, permanent differences in book and tax accounting have been reclassified to paid-in capital and total distributable earnings.

	Increases/(Decrease)
	Capital	Total Distributable Earnings (Loss)
Cliffwater Corporate Lending Fund	$5,904,925	$(5,904,925)

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

7. Federal Income Taxes (continued)

As of December 31, 2022, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Accumulated capital and other losses	—
Unrealized appreciation/(depreciation)
Investments	(66,567,767)
Foreign Currency	—
Organizational costs	(37,916)
Total distributable earnings	$(66,605,683)

The tax character of distributions paid during the fiscal years ended December 31, 2022 and December 31, 2021 were as follows:

	2022	2021
Distribution paid from:
Ordinary income	$565,713,472	$165,497,728
Return of Capital	122,545,406	28,307,888
Net long-term capital gains	—	7,900,814
Total distributions paid	$688,258,878	$201,706,430

Domestic Blocker Income Tax

CCLF Holdings LLC and CCLF Holdings (D3) LLC (the “Domestic Blockers”) recorded provisions for income tax expense (benefit) for the year ended March 31, 2023, in the amount of $920,607. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

Deferred	$920,607

As of March 31, 2023, temporary differences between financial and tax reporting that give rise to deferred income taxes totaled $1,421,142, resulting principally from differences in the recognition of income from partnership investments and the treatment of unrealized appreciation/depreciation. The Domestic Blockers have a net deferred tax liability recorded as of March 31, 2023. Should a net deferred tax asset exist in the future, the Domestic Blockers will assess whether a valuation allowance should be booked to reserve against that asset.

The statutory rate and effective federal rate is 21%. The Fund is currently using an estimated tax rate of 3.95% for state and local tax, net of federal tax benefit.

8. Investment Transactions

For the year ended March 31, 2023, purchases and sales of investments, excluding short-term investments, were $9,203,293,359 and $3,303,870,441 respectively

9. Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

10. Derivatives and Hedging Disclosures

U.S. GAAP requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effects on the Fund’s financial position, performance and cash flows. The Fund invested in forward foreign exchange currency contracts and swap contracts for the year ended March 31, 2023 in order to hedge overall portfolio currency risk and interest rate risk, respectively. By entering into forward foreign exchange currency contracts, the Fund agrees to exchange different currencies at a specified exchange rate at an agreed-upon future date. The Fund may be susceptible to the risk of changes in the foreign exchange rate underlying the forward contract and of the counterparty’s potential inability to fulfill the terms of the contract. By entering into swap agreements, the Fund agrees to exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates, currencies or other instruments. The Fund may be susceptible to losses if interest rate or foreign currency exchange rates or credit quality changes are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected, and are subject to counterparty credit, liquidity, valuation, correlation and leverage risk.

The effects of these derivative instruments on the Fund’s financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations are presented in the tables below. Forward contracts are not designated as hedging instruments. Interest rate swap contracts are designated as hedging instruments. The fair values of derivative instruments as of March 31, 2023, and the realized and unrealized gain (loss) during the year ended March 31, 2023 by risk category are as follows:

Derivatives Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized depreciation on swap contracts	Interest Rate Swap Contracts	$8,173,599	$37,337,173
Total		$8,173,599	$37,337,173
Derivatives Not Designated as Hedging Instruments
Consolidated Statement of Asset and Liabilities Location	Derivatives Instruments	Asset Derivatives	Liability Derivatives
		Value	Value
Net unrealized appreciation on forward foreign currency exchange contracts	Forward Contracts	$2,144,662	$1,357,388
Total		$2,144,662	$1,357,388
Amount of Net Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward Foreign Currency Exchange Contracts	$4,252,987	$4,252,987
Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Derivatives Instruments	Forward Contracts	Total
Forward Foreign Currency Exchange Contracts	$169,807	$169,807

The quarterly average volumes of derivative instruments as of March 31, 2023 are as follows:

Derivatives Instruments	Short Forward Contracts	Long Swap Contracts
Forward Foreign Currency Exchange Contracts	20	—
Interest Rate Swap Contracts	—	9

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

11. Disclosures about Offsetting Assets and Liabilities

Disclosures about Offsetting Assets and Liabilities requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance requires retrospective application for all comparative periods presented.

A fund mitigates credit risk with respect to OTC derivative counterparties through credit support annexes included with International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements or other Master Netting Agreements which are the standard contracts governing most derivative transactions between the fund and each of its counterparties. These agreements allow the fund and each counterparty to offset certain derivative financial instruments’ payables and/or receivables against each other and/or with collateral, which is generally held by the fund’s custodian. The amount of collateral moved to/from applicable counterparties is based upon minimum transfer amounts specified in the agreement. To the extent amounts due to the fund from its counterparties are not fully collateralized contractually or otherwise, the fund bears the risk of loss from counterparty non-performance.

It is the Fund’s policy to recognize a net asset or liability equal to the unrealized appreciation (depreciation) of each derivative contract. As of March 31, 2023, the Fund is subject to master netting arrangements for forward foreign currency exchange contracts and swap contracts. The following table shows additional information regarding the offsetting of assets and liabilities, as of March 31, 2023:

Description	Counter Party	Gross Amount of Assets/ Liabilities	Gross Amount Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
					Financial Instruments*	Cash Collateral Pledged*	Net Amount
Assets
Unrealized appreciation on swap contracts	PNC	$8,173,599	$(8,173,599)	$—	$—	$—	$—
Total Assets		$8,173,599	$(8,173,599)	$—	$—	$—	$—

Liabilities
Unrealized depreciation on swap contracts	PNC	(24,756,110)	8,173,599	(16,582,511)	—	16,582,511	—
Unrealized Depreciation on swap contracts	MUFG	(12,581,063)	—	(12,581,063)	—	12,581,063	—
Total Liabilities		$(37,337,173)	$8,173,599	$(29,163,574)	$—	$29,163,574	$—

*     Amounts relate to master netting agreements and collateral agreements which have been determined by the Investment Manager to be legally enforceable in the event of default but where certain other criteria are not met in accordance with applicable offsetting accounting guidance. The collateral amounts may exceed the related net amounts of financial assets and liabilities presented in the Consolidated Statement of Assets and Liabilities. Where this is the case, the total amount reported is limited to the net amounts of financial assets and liabilities with that counterparty.

12. Joint Ventures

In accordance with Regulation S-X and GAAP, the Fund is not permitted to consolidate any subsidiary or other entity that is not an investment company, including those in which the Fund has a controlling interest unless the business of the controlled subsidiary consists of providing services to the Fund. In accordance with Regulation S-X Rules 3-09 and 4-08(g), the Fund evaluates its unconsolidated subsidiaries as significant subsidiaries under the respective rules. As

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

12. Joint Ventures (continued)

of March 31, 2023, Middle Market Credit Fund II, LLC and FBLC Senior Loan Fund, LLC were not considered significant subsidiaries under Regulation S-X Rule 1-02(w). Based on the requirements under Regulation S-X Rule 4-08(g), the summarized financial information of these unconsolidated subsidiaries is presented below:

Middle Market Credit Fund II, LLC (“Credit Fund”)
Consolidated Statement of Assets and Liabilities (Unaudited)
(amounts in thousands)

As of March 31, 2023
ASSETS
Investments, at fair value (amortized cost of $249,244)	$241,769
Cash, cash equivalents and restricted cash[1]	6,584
Interest receivable	2,812
Receivable for investments sold/repaid	122
Total assets	$251,287
As of March 31, 2023
LIABILITIES AND MEMBERS’ EQUITY
Notes payable, net of unamortized debt issuance cost of $759	156,741
Interest and credit facility fees payable	2,417
Dividend payable	6,851
Other accrued expenses and liabilities	556
Total liabilities	166,565
Members’ equity
Members’ contributions	90,805
Accumulated income (loss) from operations (net of cumulative dividends)	(6,083)
Total members’ equity	84,722
Total liabilities and members’ equity	$251,287

1       As of March 31, 2023, all of cash and cash equivalents was restricted

Consolidated Statements of Operations (Unaudited)
(amounts in thousands)

For the three month period ended March 31, 2023
Investment income:
Interest income	$6,607
Other income	—
Total investment income	6,607

Expenses:
Professional fees	166
Administrative service fees	21
Interest and credit facility expenses	2,944
Other general and administrative	88
Total expenses	3,219

Net investment income (loss)	3,388

Net realized gain (loss) on investments	—
Net change in unrealized appreciation (depreciation) on investments	(2,080)
Net realized gain (loss) and net change in unrealized appreciation (depreciation) on investments	(2,080)
Net increase (decrease) in net assets resulting from operations	$1,308

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

12. Joint Ventures (continued)

FBLC Senior Loan Fund, LLC
Consolidated Statement of Assets, Liabilities and Members’ Equity (Unaudited)
(dollars in thousands)

As of March 31, 2023
ASSETS
Investments, at fair value (amortized cost of $929,893)	$867,931
Cash and cash equivalents	65,791
Cash collateral on deposit with custodian	20,920
Receivable for unsettled trades	10,461
Interest receivable	7,069
Prepaid expenses and other assets	2
Total assets	$972,174

LIABILITIES
Revolving credit facilities (net of deferred financing costs of $1,235)	$537,815
Secured borrowings	62,744
Payable for unsettled trades	11,192
Distribution payable	8,510
Interest and credit facility fees payable	7,183
Accounts payable and accrued expenses	1,019
Total liabilities	$628,463

MEMBERS’ CAPITAL
Capital contributed	383,496
Accumulated loss	(39,785)
Total members’ capital	343,711
Total liabilities and members’ capital	$972,174

Consolidated Statement of Operations (Unaudited)
(dollars in thousands)

Investment income:
Interest from investments	$21,741
Interest from cash and cash equivalents	711
Total interest income	22,452
Fee and other income	120
Total investment income	22,572

Operating expenses:
Interest and credit facility financing expenses	9,755
Other general and administrative	358
Professional fees	218
Total expenses	10,331
Net investment income	12,241

Realized and unrealized loss on investments:
Net realized loss from investments	(1,098)
Net change in unrealized depreciation on investments	5,637
Net realized and unrealized gain (loss) on investments	4,539
Net increase in members’ capital resulting from operations	$16,780

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

13. Private Investment Vehicles

The following table represents investment strategies, unfunded commitments and redemptive restrictions of investments that are measured at NAV per share (or its equivalent) as a practical expedient as of March 31, 2023:

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
17Capital Co-Invest (B) SCSp	NAV loan to a European private equity fund	$25,090,931	$23,628,267	$287,500	None	N/A	Liquidation to commence on the earlier of 5/7/2031 but no later than 180 days following full realization
ABPCI Pacific Funding LP	Middle market direct lending	106,770,833	110,943,440	98,229,167	None	Redemptions pursuant to the note purchase and security agreement upon the direction of a majority of the subordinated notes	November 3, 2031 after the payment in full of the obligations of the issuer pursuant to the note purchase agreement
AG Direct Lending Fund II (Unlevered), L.P.	Middle market direct lending	23,435,106	25,385,433	2,398,584	None	N/A	Fifth anniversary of the expiration of the commitment period with one one-year extension available
AG Direct Lending Fund II, L.P.	Middle market direct lending	18,142,298	19,819,302	-	None	N/A	December 31, 2024 with one-year extensions available
AG Direct Lending Fund III, L.P.	Middle market direct lending	13,843,946	14,266,184	1,600,000	None	N/A	September 30, 2026 with one-year extensions available
AG DLI, L.P.	Middle market direct lending	8,138,331	9,164,202	1,500,000	None	N/A	Until the earlier of the dissolution of investments or the partnership
AG GTDL Fund II, L.P.	Middle market direct lending	23,603,103	25,507,913	2,400,000	None	N/A	Fifth anniversary of the expiration of the commitment period with one one-year extension available
AG GTDL Fund, L.P.	Middle market direct lending	2,956,185	3,047,916	820,000	None	N/A	Fifth anniversary of the expiration of the commitment period with one one-year extension available

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
AG KFHDL Fund, L.P.	Middle market direct lending	$2,962,005	$3,048,185	$820,000	None	N/A	Fifth anniversary of the expiration of the commitment period with one one-year extension available
AGTB BDC Holdings, L.P.	Middle market direct lending	125,000,000	126,386,018	-	None	N/A	Six-year anniversary of the initial closing as determined by the board if a merger has not occurred
Antares Loan Funding I Ltd.	Middle market direct lending	103,200,000	105,176,850	-	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the credit agreement	February 17, 2032
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	Middle market direct lending	25,995,953	27,578,597	174,000,000	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
AG KFHDL Fund, L.P.	Asset-based lending	15,404,552	17,841,187	8,985,234	None	N/A	June 30, 2025
Ares Priority Loan Co-Invest LP	Priority revolvers to middle market companies	24,500,000	24,854,411	15,500,000	None	N/A	Until the end of the fiscal quarter during which occurs the fifth anniversary of the end of the investment period which may be extended for one year
Ares Strategic Income Fund	Middle market direct lending	26,673,300	26,857,892	73,326,700	None	N/A	Perpetual unless terminated pursuant to the applicable provisions contained in the Declaration of Trust or the Statutory Trust Act

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Banner Ridge DSCO Fund II (Offshore), LP	Diversified private credit strategies	$-	$182,906	$50,000,000	None	N/A	Until the tenth anniversary of the initial closing date with two one-year extensions
Barings Capital Investment Corporation	Middle market direct lending	95,000,000	93,556,934	-	None	N/A	Until the earlier of a liquidity event or July 13, 2027
Barings CMS Fund, LP	Middle market direct lending	3,000,000	3,205,755	247,000,000	None	N/A	Until distribution of investment proceeds
Barings Private Credit Corporation	Middle market direct lending	900,000,000	914,090,978	-	Quarterly[2]	Redemptions permitted at the discretion of the investment manager	N/A
BlackRock Shasta Senior Loan Fund VII, LLC	Middle market direct lending	551,094,951	552,871,857	92,000,000	None	Redemptions pursuant to the Note Purchase and Security Agreement upon the direction of a majority of the subordinated note purchasers with the consent of the collateral manager	Earlier of twelve years from closing date and the amortization date (if any)
Carlyle Secured Lending III	Middle market direct lending	3,750,000	3,797,857	6,250,000	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
CCOF Sierra II, LP	Preferred equity co-investment	15,600,000	16,728,573	400,000	None	N/A	Ten-year anniversary of the final closing date with two one-year extensions
CDL Tender Fund 2022-1, L.P.	Middle market direct lending	50,000,000	50,299,459	-	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement
Chilly HP SCF Investor, LP	Preferred equity co-investment	1,980,197	2,109,569	-	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Comvest Structured Note Issuer I LLC	Middle market direct lending	$140,005,578	$140,146,782	$360,557,769	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the investment manager	November 2034
Crescent Mezzanine Partners VIIC, L.P.	Mezzanine level subordinated debt	5,426,693	6,264,849	3,351,705	None	N/A	December 21, 2025 available
Crestline Specialty Lending III (US), L.P.	Middle market direct lending	18,513,545	18,821,824	11,918,051	None	N/A	December 1, 2028 with one-year extensions available
Endurance II Co-Invest, L.P.	Direct lending to an international education company	9,754,940	10,724,514	300,000	None	N/A	Until the completion of the liquidation
FBLC Senior Loan Fund LLC	Middle market direct lending	78,562,000	71,110,878	-	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Franklin BSP Lending Corporation	Middle market direct lending	30,483,901	39,285,287	-	Semi-Annually[1]	N/A	N/A
Golub Capital BDC 4, Inc.	Middle market direct lending	39,901,821	40,636,411	160,098,179	None	N/A	Perpetual until the company is sold and/or liquidated and dissolved
Golub Capital Direct Lending Corporation	Middle market direct lending	32,750,000	33,206,879	17,250,000	None	N/A	July 1, 2027 with extensions upon the approval of shareholders
HPS Mezzanine Partners 2019, L.P.	Mezzanine level subordinated debt	8,233,224	9,057,612	2,177,766	None	N/A	April 12, 2029 with one-year extensions available
HPS Mint Co-Invest, L.P.	Preferred equity co-investment	20,944,974	21,392,898	608,651	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
HPS Specialty Loan Fund V Feeder, L.P.	Middle market direct lending	$42,490,660	$41,916,380	$23,750,000	None	N/A	September 10, 2028 with 1 year extensions available
Luther Co-Invest, L.P.	Direct lending to French football league media rights	14,579,288	15,038,565	5,422,654	None	N/A	Until all investments are liquidated and all proceeds are distributed or as determined by the general partner
Marlin Credit Opportunities Fund, L.P.	Middle market direct lending	100,408,617	95,984,920	24,591,383	None	N/A	May 19, 2028 with one-year extensions available
Middle Market Credit Fund II, LLC	Middle market direct lending	12,708,191	14,669,248	-	None	N/A	Until all investments are amortized, liquidated, transferred or disposed
Minerva Co-Invest, L.P.	Preferred equity co-investment	14,720,019	14,660,523	298,500	None	N/A	Until distribution of investment proceeds
Morgan Stanley Direct Lending Fund	Middle market direct lending	39,339,489	38,375,102	6,160,511	Quarterly[3]	N/A	N/A
New Mountain Guardian III BDC, L.L.C.	Middle market direct lending	100,000,000	97,536,674	-	None	N/A	July 15, 2025 with one-year extensions available
New Mountain Guardian IV BDC, L.L.C.	Middle market direct lending	7,500,000	7,513,742	17,500,000	None	N/A	Six years from the end of the closing period with a one-year extension available
NXT Capital Structured Note I LLC	Middle market direct lending	93,695,908	93,713,602	88,153,592	None	Optional redemption pursuant to the indenture upon the direction of the investment manager or at the written direction of a majority of the holders of the subordinated notes	Nine years from the initial closing date
Odyssey Co-Investment Partners B, LLC	Common equity co-investment	1,555,423	1,522,703	444,577	None	N/A	Until the dissolution of the partnership in accordance with the limited partnership agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Owl Rock Core Income Corp.	Middle market direct lending	$150,000,000	$149,951,024	$-	Quarterly[2]	N/A	N/A
Owl Rock Technology Finance Corp.	Middle market direct lending	35,000,000	36,125,056	-	None	N/A	Until earliest of an Exchange Listing, the fifth anniversary of the final closing, and August 10, 2025
Owl Rock Technology Finance Corp. II	Middle market direct lending	38,437,905	39,379,668	36,562,095	None	N/A	Earlier of the five year anniversary of the Final Closing and the seven year anniversary of the Initial Closing, with two one-year extensions available
Providence Debt Fund III (Non-US) L.P.	Middle market direct lending	7,489,945	9,068,558	14,848,433	None	N/A	October 24, 2021 with one-year extensions available
Proxima Co-Invest, L.P.	Direct lending to a renewable energy company	4,759,843	4,789,096	5,291,789	None	N/A	Until the completion of the liquidation
Raven Asset-Based Credit Fund II LP	Asset-based lending	18,009,990	19,451,135	7,108,574	None	N/A	January 2029 with two one-year extensions available
Raven Senior Loan Fund LLC	Asset-based lending	454,636,092	475,140,068	45,363,908	None	Pursuant to the priority of payments, notes may be redeemed in whole or in part on the applicable quarterly payment date in accordance with the note purchase and security agreement	The earlier of twelve years from closing and the amortization date selected by a majority of the subordinated notes in accordance to the note purchase and security agreement

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Redwood Enhanced Income Corp.	Middle market direct lending	$32,716,582	$32,355,235	$19,600,000	None	180 calendar days following the pricing of an initial public offering of the shares and/or the first trade of the shares on a securities exchange	Seven-year anniversary of the initial closing with two one-year extensions
Silver Point Loan Funding, LLC	Middle market direct lending	552,749,005	571,918,699	947,890,069	None	Optional redemption pursuant to the indenture at the written direction of a majority of the subordinated notes with the consent of the investment manager	November 2034
Silver Point Specialty Credit Fund II, L.P.	Middle market direct lending	41,326,575	39,409,060	8,676,338	None	N/A	September 6, 2023 with one-year extensions available
Sixth Street Lending Partners	Middle market direct lending	15,609,630	15,829,778	34,390,370	None	N/A	Ten years from final closing subject to two one-year extensions if approved by majority of the board
Stellus Private Credit BDC Feeder LP	Middle market direct lending	13,687,742	13,787,453	36,312,258	None	N/A	Until the partnership is terminated and wound up in accordance to the limited partnership agreement
Stone Point Credit Corporation	Middle market direct lending	19,357,939	19,364,912	30,642,061	None	N/A	Until the seven year anniversary of the commencement date, December 21, 2020

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

13. Private Investment Vehicles (continued)

Security Description	Investment Category	Cost	Fair Value	Unfunded Commitments	Redemption Frequency	Redemption Lock-up Period	Fund Term
Summit Partners Credit Offshore Fund II, L.P.	Middle market direct lending	$6,932,335	$7,956,374	$2,063,383	None	N/A	Eight anniversary of the fist draw-down date with two one-year extensions available
TCW Direct Lending VIII LLC	Middle market direct lending	22,009,914	22,182,480	27,990,086	None	N/A	Sixth anniversary of the final closing date
Thompson Rivers LLC	Investment vehicle	9,128,509	5,749,959	-	None	Redemptions permitted with the consent of the investment fund’s voting members	Until cancellation of the Certificate of Formation
Varagon Capital Corporation	Middle market direct lending	19,296,490	18,727,043	5,703,510	None	N/A	September 2026 with one-year extensions available
Varagon Capital Direct Lending Fund, L.P.	Middle market direct lending	22,500,000	22,096,471	27,500,000	None	N/A	Until the fourth anniversary of the end of the reinvestment period with one-year extension available
Varagon Structured Notes Issuer I, LLC	Middle market direct lending	415,000,000	426,257,997	85,000,000	None	Redemptions pursuant to the Indenture upon direction of a majority of the subordinated notes with the consent of the investment manager	October 2033 provided that the scheduled reinvestment end date is extended
Vista Credit Partners Fund III, L.P.	Middle market direct lending	30,084,511	31,618,228	21,714,840	None	N/A	March 31, 2027 with two one-year extensions available
Waccamaw River LLC	Investment vehicle	11,278,065	9,962,619	1,240,000	None	Redemptions permitted with the prior consent of the Board	Until cancellation of the Certificate of Formation
Total		$4,897,727,034	$4,983,049,992	$2,855,998,237

1         Up to 10% at each semi-annual tender offer

2         Up to 5% at each quarterly tender offer

3         Up to 2.5% at each quarterly tender offer

Cliffwater Corporate Lending Fund
Notes to Consolidated Financial Statements March 31, 2023 (Continued)

14. Subsequent Events

In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.

The Fund commenced a repurchase offer April 13, 2023 as follows:

Commencement Date	April 13, 2023
Repurchase Request	May 15, 2023
Repurchase Pricing date	May 15, 2023

Net Asset Value as of Repurchase Offer Date
Class I	$10.55

Amount Repurchased
Class I	$426,176,095

Percentage of Outstanding Shares Repurchased
Class I	3.7%

On May 25, 2023, the Fund increased the commitment on the Revolving Loan by $125,000,000 to a committed amount of $2,425,000,000. See Note 2 for a discussion of the Fund’s borrowing and use of leverage.

Other than as described above, there have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

Cliffwater Corporate Lending Fund
Other Information March 31, 2023 (Unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve-month period ending on June 30, no later than August 31. The Fund’s Form N-PX filing and a description of the Fund’s proxy voting policies and procedures are available: (i) without charge, upon request, by calling the Fund at 1-888-442-4420 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund’s Forms N-PORT are or will be available on the SEC’s website at www.sec.gov or by calling the Fund at 1-888-442-4420.

Long-Term Capital Gains Designation

For the year ended March 31, 2023, the Cliffwater Corporate Lending Fund designates $0 as a long-term capital gain distribution.

For the year ended March 31, 2023, 0.0% of the dividends paid from net investment income, including short-term capital gains, are designated as qualified dividend income.

For the year ended March 31, 2023, 0.0% of the dividends paid from net investment income, including short-term capital gains are designated as dividends received deduction available to corporate shareholders.

Approval of Investment Management Agreement

At the regular quarterly meeting of the Board of Trustees of the Fund (the “Board”) held on December 14, 2022 by a unanimous vote, the Board, including a majority of Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act (the “Independent Trustees”), approved the Investment Management Agreement between Cliffwater LLC (the “Investment Manager”) and the Fund (the “Investment Management Agreement”).

Pursuant to relief granted by the SEC in light of the COVID-19 pandemic (the “Order”) and a determination by the Board that reliance on the Order was appropriate due to circumstances related to the current or potential effects of COVID-19, the December 14, 2022 regular quarterly meeting was held by videoconference. At the Board meeting and throughout the consideration process, the Board, including a majority of the Independent Trustees, was advised by counsel.

In advance of the Board meeting, the Independent Trustees requested and received materials from the Investment Manager to assist them in considering the approval of the Investment Management Agreement. The Independent Trustees reviewed reports from third parties and management about the below factors. The Board did not identify any particular information as controlling in determining whether or not to approve the Investment Management Agreement, and each Board member may have attributed different weights to the various items considered. Nor are the items described herein all-encompassing of the matters considered by the Board.

The Board engaged in a detailed discussion of the materials with management of the Investment Manager. The Independent Trustees then met separately with independent counsel to the Independent Trustees for a full review of the materials. Following this session, the full Board reconvened and after further discussion determined that the information presented provided a sufficient basis upon which to approve the Investment Management Agreement.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Manager to the Fund under the Investment Management Agreement, including the selection of Fund investments and oversight of the Fund’s sub-advisers, as relevant. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Investment Manager, including, among other things, providing office facilities, equipment, and personnel. The Board also reviewed and considered the qualifications of the key personnel of the Investment Manager who provide the investment advisory and/or administrative services to the Fund. The Board determined that the Investment Manager’s key personnel are well-qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board also took into account the Investment Manager’s compliance policies and procedures, including the procedures used to determine the value of the Fund’s investments. The Board concluded that the overall quality of the advisory and administrative services provided was satisfactory.

Cliffwater Corporate Lending Fund
Other Information March 31, 2023 (Unaudited) (Continued)

Performance

The Board considered the investment performance of the Investment Manager with respect to the Fund. The Board considered the performance of the Fund, noting that the Fund had out-performed its benchmark for the period from the Fund’s inception on June 5, 2019 through November 30, 2022.

Fees and Expenses Relative to Comparable Funds Managed by Other Investment Managers

The Board reviewed the advisory fee rates and total expense ratio of the Fund. The Board compared the advisory fee and total expense ratio for the Fund with various comparative data, including a report of other comparable funds.

The Board noted that the Fund’s advisory fee was calculated on net assets and at 1.00% was below the median advisory fee of the peer universe identified in the provided Broadridge report. They further noted that the Investment Manager had implemented an expense cap so that total expenses of the Fund, subject to certain exclusions, do not exceed certain limits. The Board concluded that the advisory fees paid by the Fund and total expense ratio were reasonable and satisfactory in light of the services provided.

Economies of Scale

The Board reviewed the structure of the Fund’s investment management fee under the Investment Management Agreement. The Board considered that the Investment Manager continued to monitor whether the Fund’s current fee level continues to reflect economies of scale and concluded that the fees were reasonable and satisfactory in light of the services provided.

Profitability of Investment Manager and Affiliates

The Board considered and reviewed information concerning the costs incurred and profits realized by the Investment Manager from its relationship with the Fund. The Board also reviewed the Investment Manager’s financial condition. The Board noted that the financial condition of the Investment Manager appeared stable. The Board determined that the advisory fees and the compensation to the Investment Manager were reasonable and its financial condition was adequate.

Ancillary Benefits and Other Factors

The Board also discussed other benefits to be received by the Investment Manager from its management of the Fund, including, without limitation, the ability to market its advisory services for similar products. The Board noted that the Investment Manager did not have affiliations with the Fund’s transfer agent, administrator, custodian or distribution agent and therefore does not derive any benefits from the relationships these parties may have with the Fund. The Board concluded that the advisory fees were reasonable in light of the fall-out benefits.

General Conclusion

Based on its consideration of all factors that it deemed material, and assisted by the advice of its counsel, the Board concluded it would be in the best interest of the Fund and its shareholders to approve the continuance of the Investment Management Agreement.

Cliffwater Corporate Lending Fund
Fund Management March 31, 2023 (unaudited)

The identity of the members of the Board and the Fund’s officers and brief biographical information is set forth below. The Fund’s Statement of Additional Information the (“SAI”) includes additional information about the membership of the Board. The SAI is available, without charge, by writing to the Fund at c/o UMB Fund Services, Inc., 235 West Galena Street, Milwaukee, WI 53212, or by calling the Fund at 1 (888) 442-4420.

INDEPENDENT TRUSTEES
Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Paul S. Atkins Year of Birth: 1958 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2021	Chief Executive Officer and Founder, Patomak Global Partners, LLC (financial services consulting firm) (2009-Present); Independent Chairman of the Board and Director, BATS Global Markets, Inc. (2012-2015); Member, Congressional Oversight Panel for TARP (2009-2010); Commissioner, U.S. Securities and Exchange Commission (2002-2008); Principal, PricewaterhouseCoopers LLP (1994-2002).	2	None
Dominic Garcia Year of Birth: 1978 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee	Since June 2021

Chief Pension Investment Strategist, CBRE Global Investors (June 2021-Present); Advisory Board of Milken Institute for Public Finance (2021-Present); Chief Investment Officer, New Mexico Public Employees Retirement Association (2017-June 2021); Senior Alpha Manager, State of Wisconsin Investment Board (2008-2017); Research Advisory Board Member, University of North Carolina Keenan Institute of Private Markets and the University of Chicago Harris Center for Municipal Finance (2020 to Present); Trustee, United World College-USA the Santa Fe Preparatory School endowment and the Santa Fe Community Foundation impact investment committee (2020-Present).

				2	None
Paul J. Williams Year of Birth: 1956 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and Board Chairman	Since June 2021	Investment Consultant, Texas Association of Counties (1995-2020); Chief Investment Officer, Texas County & District Retirement System (1999-2018).	2	None

*         The fund complex consists of the Fund and Cliffwater Enhanced Lending Fund.

Cliffwater Corporate Lending Fund
Fund Management March 31, 2023 (unaudited) (Continued)
INTERESTED TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Positions(s) Held with the Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Stephen L. Nesbitt** Year of Birth: 1953 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Trustee and President	President Since Inception; Trustee since June 2021	Chief Executive Officer and Chief Investment Officer, Cliffwater LLC (2004-Present).	2	None
Lance J. Johnson Year of Birth: 1967 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Treasurer	Since Inception	Chief Operations Officer, Cliffwater LLC (2014-Present); Senior Vice President, Brown Brothers Harriman & Co. (financial services firm) (2013-2014).	N/A	None
Ann Maurer Year of Birth: 1972 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Secretary	Since Inception

Senior Vice President, Director of Product and Pricing (2023-Present); Senior Vice President, Product and Pricing Manager (2021-2023); Senior Vice President, Senior Client Service Manager (2017-2021), UMB Fund Services, Inc.

				N/A	None
Bernadette Murphy Year of Birth: 1964 c/o UMB Fund Services, Inc. 235 W. Galena St. Milwaukee, WI 53212	Chief Compliance Officer	Since April 2021

Director, Vigilant Compliance, LLC (investment management solutions firm) (2018-Present); Director of Compliance and operations, B. Riley Capital Management, LLC (investment advisory firm) (2017-2018); Chief Compliance Officer, Dialectic Capital Management, LP (investment advisory firm) (2008-2018).

				N/A	None

*         The fund complex consists of the Fund and Cliffwater Enhanced Lending Fund.

**       Mr. Nesbitt is deemed an interested person of the Fund because he is an officer of the Investment Manager.

Cliffwater Corporate Lending Fund
Privacy Notice March 31, 2023 (unaudited)

PRIVACY NOTICE

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•  Social Security number

•  Account balances

•  Account transactions

•  Transaction history

•  Wire transfer instructions

•  Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-(888)-442-4420

Cliffwater Corporate Lending Fund
Privacy Notice March 31, 2023 (unaudited) (Continued)
What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?

We collect your personal information, for example, when you

•  Open an account

•  Provide account information

•  Give us your contact information

•  Make a wire transfer

•  Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•  Sharing for affiliates’ everyday business purposes – information about your creditworthiness

•  Affiliates from using your information to market to you

•  Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Fund doesn’t jointly market.

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Investment Manager
Cliffwater LLC
4640 Admiralty Way, 11th Floor
Marina del Rey, CA 90292
Website: www.cliffwaterfunds.com

Custodian Bank
State Street Bank and Trust Company
1 Iron Street
Boston, MA 02210

Fund Administrator, Transfer Agent and Fund Accountant
UMB Fund Services
235 W. Galena Street
Milwaukee, WI 53212-3949
Phone: (414) 299-2200

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
http://www.foreside.com

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Item 2.       Code of Ethics.

(a)     The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)     There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)    The registrant has not granted any waivers, during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3.       Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Mr. Paul S. Atkins, Mr. Dominic Garcia, and Mr. Paul J. Williams are qualified to serve as the audit committee financial experts serving on its audit committee and that they are “independent,” as defined by Item 3 of Form N-CSR.

Item 4.       Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the year ended March 31, 2023. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” refer to professional services rendered by principal accountant for its review of the Fund’s registration statement filed with the SEC and the issuance of consents for such filing. The following table presents fees paid by the Fund for professional services rendered by Cohen & Company, Ltd. for the year ended March 31, 2023, the fiscal period January 1, 2022 through March 31, 2022 and the fiscal year ended December 31, 2021. The Fund changed its fiscal year-end from December 31 to March 31 following the December 31, 2021 fiscal year-end.

Fee Category	2023 Fees	2022 Fees	2021 Fees
Audit Fee	$400,000	$270,000	$300,000
Audit-Related Fees	—	—	—
Tax Fees	12,000	12,000	12,000
All Other Fees	—	—	6,774
Total Fees	$412,000	$282,000	$318,774

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. for the year ended March 31, 2023, for the fiscal period January 1, 2022 through March 31, 2022 and for the fiscal year ended December 31, 2021, applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 3/31/2023	Fiscal Period Ended 3/31/2022	FYE 12/31/2021
Audit-Related Fees	0%	0%	0%
Tax Fees	0%	0%	0%
All Other Fees	0%	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.— not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 3/31/2023	Fiscal Period Ended 3/31/2022	FYE 12/31/2021
Registrant	0	0	0
Registrant’s Investment Adviser	0	0	0

Item 5.       Audit Committee of Listed Registrants.

Not applicable.

Item 6.       Investments.

See the Annual Report to Shareholders under Item 1 of this Form.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Cliffwater LLC
PROXY POLICY AND PROCEDURE

Rule 206(4)-6 of the Advisers Act requires a registered investment adviser that exercises voting authority with respect to client securities to: (i) adopt written policies reasonably designed to ensure that the investment adviser votes in the best interest of its clients and addresses how the investment adviser will deal with material conflicts of interest that may arise between the investment adviser and its clients; (ii) disclose to its clients information about such policies and procedures; and (iii) upon request, provide information on how proxies were voted.

For its non-discretionary clients, Cliffwater does not have authority to vote client securities. These clients will receive their proxies, corporate actions, consents and other solicitations directly from their custodian or the relevant issuer or investment fund. These clients may contact their client service professionals with questions about a particular solicitation.

For its discretionary clients, Cliffwater generally takes responsibility for ensuring that proxies solicited by, or with respect to, the issuers of securities held in the client’s investment account, and corporate actions and consents sought by such issuers (including tender offers and rights offerings) are voted. In most cases, the managers of the commingled funds and separate accounts holding the assets vote the proxy solicitations. However, Cliffwater will take such action in limited circumstances which may include private partnership amendments and consents and in the event that an individual security is held by the client outside of a commingled fund or separate account where the manager votes the securities. Cliffwater’s discretionary clients may also retain the right to vote any proxies or take action relating to specified securities held in the client’s investment account, provided the client gives timely written notice to Cliffwater.

Cliffwater will not put its own interests ahead of those of any of its client and will resolve any possible conflicts between its interests and those of the client in favor of the client. When voting proxies, Cliffwater follows procedures designed to identify and address material conflicts of interest that may arise between its interests and those of its clients. Accordingly, prior to voting any proxy, Cliffwater will determine whether a material conflict of interest exists. A conflict of interest will be considered material to the extent that it is determined that the conflict has the potential to influence Cliffwater’s decision making in voting the proxy. If Cliffwater determines that there is a material conflict of interest related to the proxy solicitation, Cliffwater will take appropriate action to resolve the conflict which may include abstaining from a particular vote.

Cliffwater will seek to act solely in the best interests of its clients when exercising its voting authority. Cliffwater determines whether and how to vote proxies on a case-by-case basis. In making such determination, Cliffwater: (i) will attempt to consider all aspects of the vote that could affect the value of the issuer or that of the relevant client, (ii) will vote in a manner that it believes is consistent with the relevant client’s stated objectives, (iii) generally will vote in accordance with the recommendation of the issuing company’s management on routine and administrative matters, unless Cliffwater has a particular reason to vote to the contrary, and (iv) may not vote at all to the extent the outcome of the vote or action does not have a material impact on the issuer or value of its securities.

Under Rule 204-2 under the Advisers Act, Cliffwater must retain: (i) its voting policies and procedures; (ii) corporate action and proxy statements received; (iii) records of votes cast; (iv) records of client requests for voting information; and (v) any documents prepared by Cliffwater that were material to making a decision on how to vote. Under the circumstances where Cliffwater votes a proxy, corporate action or consent solicited by an issuer of securities or an investment fund, Cliffwater will document and maintain its voting record.

Cliffwater’s General Counsel and Chief Compliance Officer must approve the engagement of any proxy advisory firm to assist in connection with voting client securities.

For private investment funds, Cliffwater may accept a seat on an advisory board or similar group for a fund in which one or more Cliffwater clients have invested. Cliffwater believes advisory board service benefits its clients by allowing Cliffwater greater insight into the fund and its strategies and that, in general, the interests of its clients as investors will be aligned with the interests of all investors in the fund. However, if the interests of Cliffwater’s clients were to diverge from the interests of each other, the Cliffwater representative will take appropriate action to resolve the conflict which may include abstaining from a particular vote. Please see section III.B.7. for further information regarding Cliffwater’s actions with respect to advisory boards.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members.

The following table provides biographical information about the members of Cliffwater LLC (the “Investment Manager”), who are primarily responsible for the day-to-day portfolio management of the Cliffwater Corporate Lending Fund as of June 9, 2023:

Name of Portfolio Management Team Member	Title	Length of Time of Service to the Fund	Business Experience During the Past 5 Years	Role of Portfolio Management Team Member
Stephen L. Nesbitt	Chief Executive Officer and Chief Investment Officer	Since Inception	Chief Executive Officer, Chief Investment Officer, Cliffwater LLC (2004-Present)	Portfolio Management
Caitlin Nemeth	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2021); Senior Vice President, Antares Capital LP (2015-2021)	Portfolio Management
Frances Beyers	Managing Director	Since 2022	Managing Director, Cliffwater LLC (since 2020); Head of Middle Market Loan Analysis, Refinitiv (2009-2020)	Portfolio Management

(a)(2)Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

The following table provides information about portfolios and accounts, other than the Cliffwater Corporate Lending Fund, for which the Fund’s portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2023:

Name of Portfolio Management Team Member	Number of Accounts and Total Value (in millions) of Assets for Which Advisory Fee is Performance-Based:			Number of Other Accounts Managed and Total Value (in millions) of Assets by Account Type for Which There is No Performance-Based Fee:
Name	Registered investment companies	Other pooled investment vehicles	Other accounts	Registered investment companies	Other pooled investment vehicles	Other accounts
Stephen L. Nesbitt	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	1 Account $1,478	0 Accounts N/A	15 Accounts $1,495
Caitlin Nemeth	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A
Frances Beyers	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A	0 Accounts N/A

Conflicts of Interest

The Investment Manager and Portfolio Managers may manage multiple funds and/or other accounts, and as a result may be presented with one or more of the following actual or potential conflicts:

The management of multiple funds and/or other accounts may result in the Investment Manager or Portfolio Manager devoting unequal time and attention to the management of each fund and/or other account. The Investment Manager seeks to manage such competing interests for the time and attention of a Portfolio Manager by having the Portfolio Manager focus on a particular investment discipline. Other accounts managed by a Portfolio Manager may not be managed using the same investment models that are used in connection with the management of the Fund. If the Investment Manager, or Portfolio Manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, the Investment Manager has adopted procedures for allocating portfolio transactions across multiple accounts. The Investment Manager has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

(a)(3)Compensation Structure of Portfolio Manager

Cliffwater LLC -The Portfolio Managers have ownership and financial interests in, and may receive compensation and/or variable profit distributions from, the Investment Manager based on the Investment Manager’s financial performance, such as its overall revenues and profitability. The Portfolio Managers’ compensation is not tied to the Fund’s performance, except to the extent that the fee paid to the Investment Manager impacts the Investment Manager’s financial performance.

(a)(4)Disclosure of Securities Ownership

Portfolio Management Team’s Ownership of Shares

Name of Portfolio Management Team Member:	Dollar Range of Shares Beneficially Owned by Portfolio Management Team Member[1]:
Stephen L. Nesbitt	Over $1,000,000
Caitlin Nemeth	None
Frances Beyers	None

____________

1        As of March 31, 2023

(b)    Not Applicable

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 11.     Controls and Procedures.

(a)     The registrant’s President (Principal Executive Officer) and Treasurer (Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Exchange Act.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13.     Exhibits.

(a)(1)Code of ethics or any amendments thereto, that is subject to disclosure required by item 2 is attached hereto.

(a)(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)Change in the registrant’s independent public accountant. Not applicable.

(b)    Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Cliffwater Corporate Lending Fund
By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	June 9, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By (Signature and Title)*	/s/ Stephen Nesbitt
Stephen Nesbitt, President
(Principal Executive Officer)
Date	June 9, 2023
By (Signature and Title)*	/s/ Lance J. Johnson
Lance J. Johnson, Treasurer
(Principal Financial Officer)
Date	June 9, 2023